  As filed with the Securities and Exchange Commission on September 28, 2001.

                                             1933 Act Registration No. 333-16611
                                             1940 Act Registration No. 811-07943
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                --------------

                                   Form N-1A


      REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933            [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No. 6     [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 6                    [X]


                        (Check appropriate box or boxes)

                                --------------

                          Nuveen Multistate Trust III
               (Exact name of Registrant as Specified in Charter)

  333 West Wacker Drive, Chicago,                      60606
              Illinois
  (Address of Principal Executive                   (Zip Code)
              Office)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

  Gifford R. Zimmerman, Esq.--Vice            With a copy to:
      President and Secretary                 Thomas S. Harman
       333 West Wacker Drive             Morgan Lewis & Bockius LLP
      Chicago, Illinois 60606               1800 M. Street, N.W.
   (Name and Address of Agent for          Washington, D.C. 20036
              Service)

It is proposed that this filing will become effective (check appropriate box):
[X] Immediately upon filing pursu-        [_] on (date) pursuant to paragraph
    ant to paragraph (b)                      (a)(1)
[_] on       pursuant to paragraph (b)    [_] 75 days after filing pursuant to
                                              paragraph (a)(2)
[_] 60 days after filing pursuant         [_] on (date) pursuant to paragraph
    to paragraph (a)(1)                       (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-16611

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07943

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet


                 Part A-The Prospectus For:

                    Nuveen Georgia Municipal Bond Fund

                    Nuveen Louisiana Municipal Bond Fund

                    Nuveen North Carolina Municipal Bond Fund

                    Nuveen Tennessee Municipal Bond Fund

                 Part B-The Statement of Additional Information

                 Copy of the Annual Report to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                                                             NUVEEN
                                                                Investments
--------------------------------------------------------------------------------
Municipal Bond Funds

PROSPECTUS SEPTEMBER 28, 2001

Dependable, tax-free income to help you keep more of what you earn.

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

[PHOTO APPEARS HERE]

Georgia
Louisiana
North Carolina
Tennessee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1  The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

Introduction                                                               1
 ............................................................................
Nuveen Georgia Municipal Bond Fund                                         2
 ............................................................................
Nuveen Louisiana Municipal Bond Fund                                       4
 ............................................................................
Nuveen North Carolina Municipal Bond Fund                                  6
 ............................................................................
Nuveen Tennessee Municipal Bond Fund                                       8
 ............................................................................

Section 2 How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                     10
 ............................................................................
What Securities We Invest In                                              11
 ............................................................................
How We Select Investments                                                 13
 ............................................................................
What the Risks Are                                                        13
 ............................................................................
How We Manage Risk                                                        14
 ............................................................................

Section 3 How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                               15
 ............................................................................
How to Reduce Your Sales Charge                                           16
 ............................................................................
How to Buy Shares                                                         17
 ............................................................................
Systematic Investing                                                      17
 ............................................................................
Systematic Withdrawal                                                     18
 ............................................................................
Special Services                                                          19
 ............................................................................
How to Sell Shares                                                        20
 ............................................................................

Section 4 General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                        22
 ............................................................................
Distribution and Service Plans                                            23
 ............................................................................
Net Asset Value                                                           24
 ............................................................................
Fund Service Providers                                                    24
 ............................................................................

Section 5 Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                  25
 ............................................................................
Appendix Additional State Information                                     29
 ............................................................................

                                                         September 28, 2001


Section 1 The Funds

               Nuveen Georgia Municipal Bond Fund
               Nuveen Louisiana Municipal Bond Fund
               Nuveen North Carolina Municipal Bond Fund
               Nuveen Tennessee Municipal Bond Fund

                 INTRODUCTION


                 This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.





 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE
                                                             Section 1 The Funds

     Nuveen Georgia Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Georgia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]



  1991    1992   1993   1994    1995    1996    1997    1998    1999    2000
  ----    ----   ----   ----    ----    ----    ----    ----    ----    ----
  11.7     7.9   11.7   -6.1    17.0     3.8    11.9     5.4    -5.4    11.7

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.96% and -5.67%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                               Average Annual Total Returns
                                                  for the Periods Ended
                                                    December 31, 2000
                                            ..................................
Class                                      1 Year        5 Year        10 Year
------------------------------------------------------------------------------
Class A (Offer)                             7.03%        4.40%          6.24%
Class B                                     6.84%        4.43%          6.20%
Class C                                    11.07%        4.72%          6.10%
Class R                                    11.93%        5.41%          6.76%
------------------------------------------------------------------------------
Lehman Brothers
 Municipal Bond Index/2/                   11.68%        5.84%          7.32%
Lipper Peer Group/3/                       11.38%        4.89%          6.69%



Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                  A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                      4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                     None  None   None None
 ................................................................................
Exchange Fees                                 None  None   None None
 ................................................................................
Deferred Sales Charge/7/                   None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .55%  .55%  .55% .55%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .19%  .20%  .19% .21%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .94% 1.70% 1.49% .76%

 ................................................................................

 +After Expense
 Reimbursements


 ..........................................

  Expense
  Reimbursements    --% (.01%)   --% (.01%)
 ..........................................
  Total Annual
  Fund Operating
  Expenses--Net    .94% 1.69%  1.49%  .75%

 ..........................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  512 $  568 $  152 $ 78 $  512 $  173 $  152 $ 78
 ................................................................................
3 Years   $  707 $  854 $  471 $243 $  707 $  536 $  471 $243
 ................................................................................
5 Years   $  918 $1,037 $  813 $422 $  918 $  923 $  813 $422
 ................................................................................
10 Years  $1,526 $1,807 $1,779 $942 $1,526 $1,807 $1,779 $942

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of







How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       20.86 years
 ................................................................................
Average Duration                        7.87
 ................................................................................
Weighted Average Credit Quality          AA+
 ................................................................................
Number of Issues                          73

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      66%
 ................................................................................
AA                                        7%
 ................................................................................
A                                        16%
 ................................................................................
BBB                                       9%
 ................................................................................
NR                                        2%


 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]


                    Tax Obligation/Limited              21%
                    Housing/Multifamily                 17%
                    U.S. Guaranteed                     14%
                    Other                               28%
                    Education and Civic Organizations   10%
                    Healthcare                          10%

  Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.47%.


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Georgia Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.

11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                             Section 1 The Funds

     Nuveen Louisiana Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Louisiana bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.
How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                              [BAR CHART]

                              1991    13.8
                              1992     9.0
                              1993    13.2
                              1994    -6.2
                              1995    18.8
                              1996     4.8
                              1997     9.7
                              1998     6.1
                              1999    -6.2
                              2000    12.9

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 7.34% and -5.86%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                            Average Annual Total Returns
                                               for the Periods Ended
                                                 December 31, 2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                8.22%       4.36%         6.84%
Class B                                        8.01%       4.34%         6.79%
Class C                                       12.21%       4.67%         6.70%
Class R                                       13.13%       5.42%         7.38%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                          12.52%       4.84%         6.86%

Section 1 The Funds

Portfolio Statistics

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets

Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .55%  .55%  .55% .55%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .13%  .13%  .13% .14%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .88% 1.63% 1.43% .69%

 ................................................................................

 +After Expense
 Reimbursements
 ..............................................

  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 ..............................................
  Total Annual
  Fund Operating
  Expenses--Net     .87%  1.62%  1.42%   .68%

 ..............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.

                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  506 $  561 $  146 $ 70 $  506 $  166 $  146 $ 70
 ................................................................................
3 Years   $  689 $  833 $  452 $221 $  689 $  514 $  452 $221
 ................................................................................
5 Years   $  887 $1,001 $  782 $384 $  887 $  887 $  782 $384
 ................................................................................
10 Years  $1,459 $1,732 $1,713 $859 $1,459 $1,732 $1,713 $859

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the



How the Fund Is Invested (as of 5/31/01)

Portfolio Statistics

Average Effective Maturity       21.89 years
 ................................................................................
Average Duration                        8.44
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                          74

 ................................................................................

Credit Quality


AAA/U.S. Guaranteed                      62%
 ................................................................................
AA                                        5%
 ................................................................................
A                                        16%
 ................................................................................
BBB                                      17%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]

                      Tax Obligation/Limited          24%
                      Utilities                        8%
                      U.S. Guaranteed                  9%
                      Healthcare                      17%
                      Other                           28%
                      Housing/Single Family           14%

  differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.74%.
2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
3. Peer Group returns represent the average annualized returns of the funds in the Lipper Louisiana Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen North Carolina Municipal Bond Fund

Fund Overview


Investment Objective
[Logo]
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
[Logo]
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in North Carolina bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.
How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]


  1991    1992    1993    1994    1995    1996    1997    1998    1999   2000
  ----    ----    ----    ----    ----    ----    ----    ----    ----   ----
  11.7     8.8    11.3    -5.6    15.5     3.0     8.9     5.5    -5.7   13.1

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 5.83% and -5.32%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                          Average Annual Total Returns for
                                           the Periods Ended December 31,
                                                        2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                8.35%       3.86%         5.93%
Class B                                        8.41%       3.89%         5.90%
Class C                                       12.54%       4.17%         5.80%
Class R                                       13.46%       4.92%         6.48%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                          11.18%       4.62%         6.43%

Section 1 The Funds

Portfolio Statistics


What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                    A        B       C       R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases     4.20%/6/ None    None     None
 ................................................................................
Maximum Sales Charge Imposed on Reinvested
Dividends                                      None    None    None     None
 ................................................................................
Exchange Fees                                  None    None    None     None
 ................................................................................
Deferred Sales Charge/7/                    None/8/      5%/9/   1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                             A     B     C    R
--------------------------------------------------------------------------------
Management Fees                                        .55%  .55%  .55% .55%
 ................................................................................
12b-1 Distribution and Service Fees                    .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                         .20%  .20%  .20% .20%
 ................................................................................
Total Annual Fund Operating Expenses-Gross+            .95% 1.70% 1.50% .75%

 ................................................................................


 +After Expense
 Reimbursements
 ..............................................

  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 ..............................................
  Total Annual
  Fund Operating
  Expenses--Net      .94%  1.69%  1.49%   .74%
 ..............................................



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  513 $  568 $  153 $ 77 $  513 $  173 $  153 $ 77
 ................................................................................
3 Years   $  710 $  854 $  474 $240 $  710 $  536 $  474 $240
 ................................................................................
5 Years   $  923 $1,037 $  818 $417 $  923 $  923 $  818 $417
 ................................................................................
10 Years  $1,537 $1,810 $1,791 $930 $1,537 $1,810 $1,791 $930

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.45%.




How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics


Average Effective Maturity       22.21 years
 ................................................................................
Average Duration                        8.14
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                          86

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      31%
 ................................................................................
AA                                       38%
 ................................................................................
A                                        16%
 ................................................................................
BBB                                      14%
 ................................................................................
NR                                        1%


 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]


                     Tax Obligation/Limited            15%
                     Housing/Single Family             20%
                     Basic Materials                    9%
                     Healthcare                        22%
                     Other                             23%
                     Utilities                         11%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer group returns represent the average annualized returns of the funds in the Lipper North Carolina Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Tennessee Municipal Bond Fund


Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Tennessee bonds. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]


 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 11.6     9.1    11.8    -5.5    15.8     3.5     9.1     5.5    -5.0    10.6

During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.30% and -5.42%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                              Average Annual Total Returns
                                                 for the Periods Ended
                                                   December 31, 2000
                                           ..................................
Class                                         1 Year     5 Year      10 Year
-----------------------------------------------------------------------------
Class A (Offer)                                5.89%     3.70%       5.96%
Class B                                        5.75%     3.71%       5.92%
Class C                                       10.04%     4.03%       5.83%
Class R                                       10.87%     4.73%       6.49%
-----------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%     5.84%       7.32%
Lipper Peer Group/3/                          10.19%     4.81%       6.37%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                       A     B      C     R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                       4.20%/6/  None   None     None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                      None  None   None     None
 ................................................................................
Exchange Fees                                  None  None   None     None
 ................................................................................
Deferred Sales Charge/7/                    None/8/ 5%/9/ 1%/10/     None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                       A     B      C        R
--------------------------------------------------------------------------------
Management Fees                                .54%  .54%   .54%     .54%
 ................................................................................
12b-1 Distribution and Service Fees            .20%  .95%   .75%      --%
 ................................................................................
Other Expenses                                 .14%  .14%   .14%     .14%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+   .88% 1.63%  1.43%     .68%

 ................................................................................


  +After Expense
  Reimbursements
 ..............................................
  Reimbursements    (.03%) (.03%) (.03%) (.03%)
 ..............................................
  Total Annual
  Fund Operating
  Expenses--Net      .85%  1.60%  1.40%   .65%

 ..............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                   Redemption               No Redemption
              A      B      C     R     A      B      C     R
 Share Class
--------------------------------------------------------------------------------
 1 Year     $  506 $  561 $  146 $ 69 $  506 $  166 $  146 $ 69
 ................................................................................
 3 Years    $  689 $  833 $  452 $218 $  689 $  514 $  452 $218
 ................................................................................
 5 Years    $  887 $1,001 $  782 $379 $  887 $  887 $  782 $379
 ................................................................................
 10 Years   $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.80%.




How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       19.16 years
 ................................................................................
Average Duration                        7.13
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                          85

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      42%
 ................................................................................
AA                                       30%
 ................................................................................
A                                         7%
 ................................................................................
BBB                                      18%
 ................................................................................
NR                                        3%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]

                      Housing/Single Family          14%
                      Housing/Multifamily             6%
                      U.S. Guaranteed                19%
                      Healthcare                     18%
                      Other                          32%
                      Basic Materials                11%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized return of the funds in the Lipper Tennessee Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

Section 2 How We Manage Your Money

                 To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 WHO MANAGES THE FUNDS

                 Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.

                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Thomas J. O'Shaughnessy has been the portfolio manager for the Georgia and North Carolina Funds since July 1998. Mr. O'Shaughnessy has been a portfolio manager for Nuveen Advisory since 1991, and an Assistant Vice President since 1998. He currently manages investments for fourteen Nuveen-sponsored investment companies.


                 Michael S. Davern has been the portfolio manager for the Louisiana Fund since 1998. Mr. Davern became a Vice President of Flagship Financial Inc. in 1991, and subsequently became a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Mr. Davern currently manages investments for fifteen Nuveen-sponsored investment companies.


                 Richard A. Huber has been the portfolio manager for the Tennessee Fund since March 2001. Since 1987, Mr. Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for eleven Nuveen-sponsored investment companies.

Section 2 How We Manage Your Money

                 For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:


                 Nuveen Georgia Municipal Bond Fund         .55%
                 ..............................................
                 Nuveen Louisiana Municipal Bond Fund       .55%
                 ..............................................
                 Nuveen North Carolina Municipal Bond Fund  .55%
                 ..............................................
                 Nuveen Tennessee Municipal Bond Fund       .54%
                 ..............................................


                 WHAT SECURITIES WE INVEST IN

                 Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield
                                              Section 2 How We Manage Your Money
                 spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry.
                 In that case, the fund's portfolio composition would change from time to time.

                 Quality Municipal Bonds

                 The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.


                 Portfolio Maturity

                 Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                 Short-Term Investments

                 Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 Forwards and Delayed-Delivery Settlement

                 Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.
Section 2 How We Manage Your Money

                 HOW WE SELECT INVESTMENTS

                 Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                 Portfolio Turnover

                 Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                 WHAT THE RISKS ARE

                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                 Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                 Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                 Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.
                                              Section 2 How We Manage Your Money

                 State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Georgia, Louisiana, and North Carolina Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Tennessee Fund, which is a diversified fund.

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                 HOW WE MANAGE RISK

                 In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.


                 Investment Limitations

                 The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                 As a diversified fund, the Tennessee Fund also may not have more than:

                  . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                 Hedging and Other Defensive Investment Strategies

                 Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.
Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.

                 WHAT SHARE CLASSES WE OFFER

                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
               ........................................................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
               ........................................................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
               ........................................................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
               ........................................................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
               ........................................................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/
               ........................................................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.


                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.


                                       Section 3 How You Can Buy and Sell Shares

                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE

                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                 . Letter of        Exchange-        directors of
                   intent           Traded Fund      Nuveen or
                 . Group            reinvestment     employees of
                   purchase       . Certain          authorized
                                    employees        dealers
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments


                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Section 3 How You Can Buy and Sell Shares

                 HOW TO BUY SHARES

                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your checks to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.

                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING

                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.


                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.
                                       Section 3 How You Can Buy and Sell Shares

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                 [CHART]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.


                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.
Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES

                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for an appropriate class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.


                 The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.


                 The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund Direct/SM/

                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                 (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.
                                       Section 3 How You Can Buy and Sell Shares

                 HOW TO SELL SHARES

                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                 By Telephone

                 If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.


                 By Mail

                 You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:


                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.



                 An Important
                 Note About
                 Telephone
                 Transactions

                 Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.


Section 3 How You Can Buy and Sell Shares

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                 Redemptions In-Kind

                 The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


                 An Important
                 Note About
                 Involuntary
                 Redemption

                 From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                       Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES


                 The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                 Payment and Reinvestment Options

                 The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.


                 Taxes and Tax Reporting

                 Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.


                 Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.
Section 4 General Information

                 Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.


                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields



                                To Equal a Tax-Free Yield of:
                 ....................................................................
                                4.00%       4.50%       5.00%       5.50%       6.00%
               Tax Bracket:     A Taxable Investment Would Need to Yield:
                 --------------------------------------------------------------------
               27.5%            5.52%       6.21%       6.90%       7.59%       8.28%
                 ....................................................................
               30.5%            5.76%       6.47%       7.19%       7.91%       8.63%
                 ....................................................................
               35.5%            6.20%       6.98%       7.75%       8.53%       9.30%
                 ....................................................................
               39.1%            6.57%       7.39%       8.21%       9.03%       9.85%

                 ..............................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 DISTRIBUTION AND SERVICE PLANS


                 Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for
                                                   Section 4 General Information

                 Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE


                 The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS


                 The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Georgia Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  -------------------------
                                        Net
                                  Realized/           From and
                                 Unrealized          in Excess                 Ending
            Beginning        Net Investment             of Net                    Net
Year Ended  Net Asset Investment       Gain         Investment Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income   Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (3/86)
 2001          $10.01       $.53       $.64  $1.17      $(.52)    $ --  $(.52) $10.66     11.90%
 2000           11.02        .52       (.96)  (.44)      (.53)    (.04)  (.57)  10.01     (4.05)
 1999           11.19        .54       (.17)   .37       (.54)      --   (.54)  11.02      3.34
 1998           10.57        .56        .62   1.18       (.56)      --   (.56)  11.19     11.37
 1997           10.20        .57        .37    .94       (.57)      --   (.57)  10.57      9.39
Class B (2/97)
 2001           10.02        .45        .65   1.10       (.45)      --   (.45)  10.67     11.17
 2000           11.03        .44       (.96)  (.52)      (.45)    (.04)  (.49)  10.02     (4.79)
 1999           11.20        .46       (.17)   .29       (.46)      --   (.46)  11.03      2.57
 1998           10.57        .48        .63   1.11       (.48)      --   (.48)  11.20     10.66
 1997(c)        10.66        .14       (.11)   .03       (.12)      --   (.12)  10.57       .31
Class C (1/94)
 2001            9.99        .47        .64   1.11       (.46)      --   (.46)  10.64     11.29
 2000           11.00        .46       (.96)  (.50)      (.47)    (.04)  (.51)   9.99     (4.61)
 1999           11.17        .48       (.17)   .31       (.48)      --   (.48)  11.00      2.80
 1998           10.55        .50        .62   1.12       (.50)      --   (.50)  11.17     10.79
 1997           10.18        .51        .37    .88       (.51)      --   (.51)  10.55      8.80
Class R (2/97)
 2001            9.98        .55        .64   1.19       (.54)      --   (.54)  10.63     12.13
 2000           10.99        .53       (.96)  (.43)      (.54)    (.04)  (.58)   9.98     (3.89)
 1999           11.15        .56       (.15)   .41       (.57)      --   (.57)  10.99      3.67
 1998           10.57        .58        .59   1.17       (.59)      --   (.59)  11.15     11.23
 1997(c)        10.65        .18       (.06)   .12       (.20)      --   (.20)  10.57      1.11
------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
------------------------------------------------------------------------------------------------
Class A (3/86)
 2001         $107,606        .94%       5.04%        14%
 2000          104,434       1.06        4.99         15
 1999          128,138        .74        4.82         32
 1998          120,545        .66        5.09         25
 1997          111,518        .78        5.44         39
Class B (2/97)
 2001           15,392       1.70        4.28         14
 2000           12,470       1.82        4.24         15
 1999           11,991       1.51        4.08         32
 1998            3,518       1.38        4.32         25
 1997(c)           113       1.32*       4.80*        39
Class C (1/94)
 2001           19,497       1.49        4.49         14
 2000           19,532       1.60        4.44         15
 1999           24,358       1.30        4.27         32
 1998           18,770       1.21        4.54         25
 1997           11,803       1.32        4.87         39
Class R (2/97)
 2001            1,119        .76        5.22         14
 2000              405        .88        5.19         15
 1999              364        .55        5.03         32
 1998              245        .45        5.26         25
 1997(c)            22        .38*       5.71*        39
------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .94%, 1.69%, 1.49% and .75% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.04%, 4.28%, 4.49% and 5.22% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Louisiana Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                  Realized/           From and
                                 Unrealized          in Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (9/89)
 2001          $10.27       $.55      $ .78  $1.33       $(.54)    $ --  $(.54) $11.06     13.20%
 2000           11.38        .55      (1.11)  (.56)       (.55)      --   (.55)  10.27     (4.82)
 1999           11.55        .57       (.13)   .44        (.57)    (.04)  (.61)  11.38      3.73
 1998           11.10        .59        .49   1.08        (.59)    (.04)  (.63)  11.55      9.88
 1997           10.71        .59        .39    .98        (.59)      --   (.59)  11.10      9.37
Class B (2/97)
 2001           10.27        .47        .78   1.25        (.47)      --   (.47)  11.05     12.29
 2000           11.37        .47      (1.10)  (.63)       (.47)      --   (.47)  10.27     (5.55)
 1999           11.55        .48       (.14)   .34        (.48)    (.04)  (.52)  11.37      2.98
 1998           11.09        .50        .50   1.00        (.50)    (.04)  (.54)  11.55      9.18
 1997(c)        11.10        .16         --    .16        (.17)      --   (.17)  11.09      1.44
Class C (2/94)
 2001           10.26        .49        .77   1.26        (.48)      --   (.48)  11.04     12.49
 2000           11.36        .49      (1.10)  (.61)       (.49)      --   (.49)  10.26     (5.36)
 1999           11.54        .50       (.13)   .37        (.51)    (.04)  (.55)  11.36      3.20
 1998           11.09        .52        .50   1.02        (.53)    (.04)  (.57)  11.54      9.32
 1997           10.70        .53        .39    .92        (.53)      --   (.53)  11.09      8.78
Class R (2/97)
 2001           10.27        .57        .79   1.36        (.57)      --   (.57)  11.06     13.42
 2000           11.38        .57      (1.11)  (.54)       (.57)      --   (.57)  10.27     (4.73)
 1999           11.55        .59       (.13)   .46        (.59)    (.04)  (.63)  11.38      4.03
 1998           11.09        .61        .50   1.11        (.61)    (.04)  (.65)  11.55     10.21
 1997(c)        11.17        .15       (.08)   .07        (.15)      --   (.15)  11.09       .67
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (9/89)
 2001          $84,424        .88%       5.07%        18%
 2000           77,603        .98        5.14         29
 1999           99,176        .75        4.89         11
 1998           89,143        .75        5.13         15
 1997           76,030        .79        5.38         25
Class B (2/97)
 2001           20,753       1.63        4.32         18
 2000           17,194       1.74        4.40         29
 1999           18,870       1.50        4.15         11
 1998            8,999       1.45        4.38         15
 1997(c)           917       1.46*       4.69*        25
Class C (2/94)
 2001           19,887       1.43        4.52         18
 2000           19,074       1.54        4.60         29
 1999           21,352       1.30        4.34         11
 1998           13,682       1.29        4.58         15
 1997            7,645       1.33        4.83         25
Class R (2/97)
 2001              656        .69        5.28         18
 2000              953        .73        5.33         29
 1999            2,451        .55        5.10         11
 1998               28        .52        5.32         15
 1997(c)            --        .04*       5.31*        25
-------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .87%, 1.62%, 1.42% and .68% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.08%, 4.33%, 4.53% and 5.29% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Nuveen North Carolina Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized               From
                                        and             and in
                                 Unrealized             Excess                  Ending
Year        Beginning        Net Investment             of Net                     Net
Ended May   Net Asset Investment       Gain         Investment  Capital          Asset     Total
31,             Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (3/86)
 2001          $ 9.49       $.50      $ .66  $1.16       $(.50)    $ --  $(.50) $10.15     12.41%
 2000           10.38        .49       (.89)  (.40)       (.49)      --   (.49)   9.49     (3.81)
 1999           10.62        .51       (.15)   .36        (.51)    (.09)  (.60)  10.38      3.43
 1998           10.28        .53        .34    .87        (.53)      --   (.53)  10.62      8.69
 1997           10.05        .54        .23    .77        (.54)      --   (.54)  10.28      7.79
Class B (2/97)
 2001            9.51        .42        .66   1.08        (.43)      --   (.43)  10.16     11.46
 2000           10.39        .42       (.88)  (.46)       (.42)      --   (.42)   9.51     (4.44)
 1999           10.62        .44       (.15)   .29        (.43)    (.09)  (.52)  10.39      2.73
 1998           10.28        .45        .35    .80        (.46)      --   (.46)  10.62      7.89
 1997 (c)       10.33        .12       (.06)   .06        (.11)      --   (.11)  10.28       .64
Class C (10/93)
 2001            9.48        .44        .66   1.10        (.44)      --   (.44)  10.14     11.80
 2000           10.36        .44       (.88)  (.44)       (.44)      --   (.44)   9.48     (4.28)
 1999           10.60        .46       (.16)   .30        (.45)    (.09)  (.54)  10.36      2.85
 1998           10.26        .47        .34    .81        (.47)      --   (.47)  10.60      8.09
 1997           10.03        .48        .23    .71        (.48)      --   (.48)  10.26      7.20
Class R (2/97)
 2001            9.50        .52        .66   1.18        (.52)      --   (.52)  10.16     12.60
 2000           10.38        .51       (.88)  (.37)       (.51)      --   (.51)   9.50     (3.53)
 1999           10.62        .53       (.15)   .38        (.53)    (.09)  (.62)  10.38      3.61
 1998           10.28        .55        .34    .89        (.55)      --   (.55)  10.62      8.88
 1997 (c)       10.27        .18        .01    .19        (.18)      --   (.18)  10.28      1.92
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                 Ratio of Net
                       Ratio of    Investment
              Ending   Expenses        Income
Year             Net to Average    to Average  Portfolio
Ended May     Assets        Net           Net   Turnover
31,            (000)  Assets(b)     Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (3/86)
 2001       $160,578        .95%         4.96%        12%
 2000        153,091       1.00          5.06         23
 1999        183,370        .74          4.79         11
 1998        186,340        .86          5.06         29
 1997        181,595        .93          5.31         23
Class B (2/97)
 2001         16,626       1.70          4.20         12
 2000         11,541       1.76          4.31         23
 1999         10,609       1.44          4.11         11
 1998          3,609       1.61          4.23         29
 1997 (c)        271       1.62*         4.60*        23
Class C (10/93)
 2001         18,238       1.50          4.41         12
 2000         16,023       1.55          4.51         23
 1999         17,507       1.24          4.31         11
 1998          8,291       1.41          4.50         29
 1997          7,065       1.48          4.76         23
Class R (2/97)
 2001          1,658        .75          5.16         12
 2000          1,338        .81          5.26         23
 1999          1,312        .53          5.01         11
 1998            848        .66          5.24         29
 1997 (c)        405        .66*         5.57*        23
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .94%, 1.69%, 1.49% and .74% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.97%, 4.21%, 4.42% and 5.17% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Tennessee Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  -------------------------
                                        Net
                                   Realized               From
                                        and             and in
                                 Unrealized             Excess                 Ending
Year        Beginning        Net Investment             of Net                    Net
Ended May   Net Asset Investment       Gain         Investment  Capital         Asset     Total
31,             Value     Income     (Loss)  Total      Income    Gains Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (11/87)
 2001          $10.34       $.56      $ .58  $1.14       $(.55)     $-- $(.55) $10.93     11.18%
 2000           11.30        .54       (.95)  (.41)       (.55)      --  (.55)  10.34     (3.65)
 1999           11.46        .55       (.15)   .40        (.56)      --  (.56)  11.30      3.47
 1998           11.06        .58        .40    .98        (.58)      --  (.58)  11.46      9.01
 1997           10.83        .59        .23    .82        (.59)      --  (.59)  11.06      7.71
Class B (2/97)
 2001           10.35        .48        .58   1.06        (.47)      --  (.47)  10.94     10.36
 2000           11.30        .46       (.94)  (.48)       (.47)      --  (.47)  10.35     (4.29)
 1999           11.46        .47       (.16)   .31        (.47)      --  (.47)  11.30      2.72
 1998           11.06        .49        .40    .89        (.49)      --  (.49)  11.46      8.21
 1997 (c)       11.14        .14       (.09)   .05        (.13)      --  (.13)  11.06       .42
Class C (10/93)
 2001           10.34        .50        .59   1.09        (.49)      --  (.49)  10.94     10.67
 2000           11.30        .48       (.95)  (.47)       (.49)      --  (.49)  10.34     (4.21)
 1999           11.45        .49       (.15)   .34        (.49)      --  (.49)  11.30      2.97
 1998           11.05        .52        .39    .91        (.51)      --  (.51)  11.45      8.39
 1997           10.82        .53        .23    .76        (.53)      --  (.53)  11.05      7.12
Class R (2/97)
 2001           10.33        .58        .59   1.17        (.57)      --  (.57)  10.93     11.48
 2000           11.28        .56       (.94)  (.38)       (.57)      --  (.57)  10.33     (3.40)
 1999           11.44        .57       (.15)   .42        (.58)      --  (.58)  11.28      3.68
 1998           11.04        .60        .40   1.00        (.60)      --  (.60)  11.44      9.20
 1997 (c)       11.09        .20       (.05)   .15        (.20)      --  (.20)  11.04      1.40
------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                 Ratio of Net
                       Ratio of    Investment
              Ending   Expenses        Income
Year             Net to Average    to Average  Portfolio
Ended May     Assets        Net           Net   Turnover
31,            (000)  Assets(b)     Assets(b)       Rate
------------------------------------------------------------------------------------------------
Class A (11/87)
 2001       $250,583        .88%         5.17%        12%
 2000        248,148        .99          5.08         15
 1999        285,935        .84          4.81         16
 1998        278,232        .82          5.11         15
 1997        257,475        .85          5.35         23
Class B (2/97)
 2001         14,861       1.63          4.41         12
 2000         12,527       1.75          4.33         15
 1999         12,410       1.59          4.08         16
 1998          5,775       1.58          4.31         15
 1997 (c)        537       1.37*         4.72*        23
Class C (10/93)
 2001         23,118       1.43          4.61         12
 2000         23,327       1.54          4.53         15
 1999         28,134       1.39          4.27         16
 1998         20,673       1.37          4.55         15
 1997         15,049       1.40          4.80         23
Class R (2/97)
 2001            636        .68          5.36         12
 2000            547        .81          5.29         15
 1999            529        .64          5.01         16
 1998            534        .62          5.29         15
 1997 (c)        248        .46*         5.75*        23
------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.19%, 4.44%, 4.64% and 5.39% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.

Section 5 Financial Highlights

Appendix Additional State Information

                 Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                 Georgia

                 Although population growth has slowed somewhat in the past year, Georgia remains one of the nation's fastest growing states. Georgia's economy continues to diversify and has become significantly less reliant on agriculture than in past years. Georgia has experienced job growth across a number of sectors including services, trade, and construction. However, weakness in the manufacturing sector, resulting from the recent national economic slowdown, has led to significant job cuts.


                 The State's unemployment level was 3.6% in July 2001, well below the 4.5% national average, and down slightly from the State's 3.7% rate in July 2000. Per capita income in 2000 was $27,940, which is approximately 94% of the national average.


                 As of August 31, 2001, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.


                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Georgia personal income tax to the extent they are paid out of income earned on Georgia municipal bonds or U.S. government securities. While dividends paid out of income earned on Georgia municipal bonds are not subject to Georgia income tax, if you are subject to tax in a state other than Georgia, these dividends may be included in calculating taxable income for that state. You will be subject to Georgia personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders of the fund who pay Georgia corporate net income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                        Appendix

                 Louisiana

                 Louisiana's economic base has experienced some improvement after the recession of the 1980's. However, Louisiana continues to lag the Southeast, as well as the nation, in terms of economic growth. Per capita personal income increased 2.4% to $23,334 in 2000, which is approximately 79% of the national average. Population growth over the last decade was 5.9%, compared to population growth of 13% nationwide. The unemployment rate for the State was 5.1% in July 2001, above the national average of 4.5%, but below the State average of 5.5% in July 2000.


                 The State possesses natural resources, which have played a significant role in driving the economy. Chemicals provide the largest employment in the manufacturing industry. Tourism is the second largest industry in the State, generating significant State and local taxes. The State's gaming sector has experienced stable growth. The State's economy is expected to continue to underperform the national average because of weak income and demographic trends as well as difficulties experienced in the oil and gas industries, especially amid a global economic downturn.


                 The State's general obligation bond ratings by Moody's, Standard & Poor's and Fitch are A2, A and A, respectively as of August 31, 2001. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Louisiana personal income tax to the extent they are paid out of income earned on Louisiana municipal obligations or U.S. government securities. While dividends paid out of income earned on Louisiana municipal bonds are not subject to Louisiana income tax, if you are subject to tax in a state other than Louisiana, these dividends may be included in calculating taxable income for that state. You will be subject to Louisiana personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize capital gains on the transaction.


                 The treatment of corporate shareholders of the fund who pay Louisiana corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisors.


                 North Carolina



                 Despite slight employment growth in North Carolina's construction, services, and trade sectors, the State's overall economy continues to slow due to substantial weakness in the manufacturing sector. The slowing national economy has also led to ongoing fiscal difficulties for North Carolina, as State officials continue to face budget shortfalls resulting from lower than anticipated tax revenues during the current fiscal year. Although essential State services have not been affected, as of August 31, 2001, the State has yet to submit a budget for the current fiscal year. Substantial layoffs by the State's textile manufacturers led to a sharp increase in North Carolina's unemployment rate which was 5.3% in July 2001, well above the 4.5% national average, and substantially higher than the State's 3.6% rate in July 2000. Per capita income in 2000 was $27,194, which is approximately 92% of the national average.


                 As of August 31, 2001, Moody's, Standard & Poor's, and Fitch all carried AAA ratings on the State's general obligation debt. However, Moody's currently has a negative outlook on North Carolina's credit ratings due to the State's ongoing

Appendix
                 budget difficulties. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to North Carolina personal income taxes to the extent they are paid out of income earned on North Carolina municipal bonds or obligations of the U.S. government. While dividends paid out of income earned on North Carolina municipal bonds are not subject to North Carolina income tax, if you are subject to tax in a state other than North Carolina, these dividends may be included in calculating taxable income for that state. You will be subject to North Carolina personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell, or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders of the fund who pay North Carolina corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 Tennessee



                 Tennessee's economic growth has slowed from its strong pace of the early 1990's, as minimal growth in the services and trade sectors has been offset by significant weakness within the State's manufacturing sector. As a result of the growth in the automobile and truck manufacturing sectors in recent years, Tennessee is now more vulnerable to economic cycles. Consequently, the State economy has been severely affected by the national economic downturn and as a result, the State has experienced some budgetary difficulties.


                 Tennessee's unemployment rate in July 2001 was 4.1%, compared to the 4.5% national average and the State's 3.8% average in July 2000. Per capita income was $26,239 in 2000, which is approximately 88% of the national average. Tennessee remains one of nine states without a personal income tax.


                 Moody's, Standard & Poor's and Fitch all downgraded Tennessee's general obligation bond ratings to Aa2, AA and AA, respectively earlier this year, reflecting agency concerns about the State's budgetary difficulties and weakening financial position. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.


                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Tennessee personal income taxes to the extent they are paid out of income earned on or capital gains realized from the sale of Tennessee municipal bonds or U.S. government securities. While dividends paid out of income earned on Tennessee municipal bonds are not subject to Tennessee income tax, if you are subject to tax in a state other than Tennessee, these dividends may be included in calculating taxable income for that state. You will be subject to Tennessee personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains on other securities. You will not be subject to Tennessee personal income tax if you sell or exchange fund shares.


                 The treatment of corporate shareholders of the fund differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisors.

                                                                        Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income
Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona             Louisiana           North Carolina
California/2/       Maryland            Ohio
Colorado            Massachusetts/2/    Pennsylvania
Connecticut         Michigan            Tennessee
Florida             Missouri            Virginia
Georgia             New Jersey          Wisconsin
Kansas              New Mexico
Kentucky            New York/2/

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The funds' Investment Company file number is 811-07943.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2. Long-term and insured long-term portfolios.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787
www.nuveen.com

                                                                 VPR-MS5 9-01 NA

                                                         September 28, 2001


NUVEEN MULTISTATE TRUST III

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of Nuveen Multistate Trust III dated September 28, 2001. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-12
Investment Adviser and Investment Management Agreement..................... S-20
Portfolio Transactions..................................................... S-21
Net Asset Value............................................................ S-22
Tax Matters................................................................ S-22
Performance Information.................................................... S-29
Additional Information on the Purchase and Redemption of Fund Shares....... S-35
Distribution and Service Plan.............................................. S-44
Independent Public Accountants and Custodian............................... S-46
Financial Statements....................................................... S-46
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1


  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Tennessee Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Multistate Trust III, formerly Nuveen Flagship Multistate Trust III (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has four series: Nuveen Georgia Municipal Bond Fund (formerly Nuveen Flagship Georgia

Municipal Bond Fund and prior to that, Flagship Georgia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Louisiana Municipal Bond Fund (formerly Nuveen Flagship Louisiana Municipal Bond Fund and prior to that, Flagship Louisiana Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen North Carolina Municipal Bond Fund (formerly Nuveen Flagship North Carolina Municipal Bond Fund and prior to that, Flagship North Carolina Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Tennessee Municipal Bond Fund (formerly Nuveen Flagship Tennessee Municipal Bond Fund and prior to that, Flagship Tennessee Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities


  The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.


Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

  The portfolio turnover rates for the 2000 and 2001 fiscal years for the Funds were:



                                                                   Fiscal Year
                                                                   ------------
                                                                   2000   2001
                                                                   -----  -----
      Nuveen Georgia Municipal Bond Fund..........................   15%    14%
      Nuveen Louisiana Municipal Bond Fund........................   29%    18%
      Nuveen North Carolina Municipal Bond Fund...................   23%    12%
      Nuveen Tennessee Municipal Bond Fund........................   15%    12%


When-Issued Securities or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

  Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds


  The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States

  As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Georgia

  One of the nation's fastest growing states in terms of population, Georgia has benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. The State's economy has slowed since the activity associated with the 1996 Olympic Games. The Georgia economy has also been affected by the national economic downturn, which has resulted in significant job cuts within the manufacturing sector. However, manufacturing job cuts have been offset by job creation across a number of other sectors including services, trade, and construction, most notably in the Atlanta metropolitan area. Consequently, Georgia's job creation continues to outpace the national rate.


  The State's unemployment level was 3.6% in July 2001, well below the national average of 4.5% in July 2001 and relatively unchanged from the State's 3.7% rate in July 2000. Per capita income in 2000 was $27,940, which is approximately 94% of the national average.


  As of August 31, 2001, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Factors Pertaining to Louisiana

  Louisiana's economic base has experienced some improvement after the recession of the 1980's. However, Louisiana continues to lag the Southeast and the nation, in terms of economic growth. The State continues to be reliant on oil and gas related industries which are sensitive to economic downturns. The gaming industry has been relatively stable and appears to be most successful in Lake Charles and Shreveport because of the proximity to Texas. According to Moody's, the gaming industry registered flat growth in 2000 compared to the previous year.


  Tourism is becoming increasingly important to the economy, especially with the emergence of the gaming industry in Louisiana. Between 1994 and 1999, Louisiana tourism grew by nearly 18%. Because the State's tourism industry is less reliant on business travelers, it is less sensitive to the current economic slowdown and is expected to perform at the same level of the previous year.


  The unemployment rate for the State was 5.1% in July 2001, above the national average of 4.5% in July 2001, but below the 5.5% State average in July 2000. Per capita personal income increased 2.4% to $23,334 in 2000, which is approximately 79% of the national average. Population growth over the last decade was 5.9%, compared to population growth of 13% nationwide.

  The State of Louisiana's financial situation has shown signs of recent improvement, due in large part to the strength of the national economy until early 2001 and from the current administration's decision to limit the use of one-time revenues for recurring expenditures. Also, the State is addressing its historic over reliance on Medicaid disproportionate share funding, which caused a budgetary crisis in 1995 and 1996 when the State's funding was reduced. In fiscal year 2000, weak revenues plus some one-time expenditures led to a fund deficit of $78 million. The State is taking actions in the current fiscal year, including a freeze on the hiring of new employees and expenditure reduction to eliminate the deficit.


  As of August 31, 2001, the State's general obligation bond ratings by Moody's, Standard & Poor's and Fitch were A2, A and A, respectively. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to North Carolina



  North Carolina's overall economy continues to slow. Weakness in the manufacturing sector has led to substantial layoffs by the State's textile manufacturers. A proposed merger by First Union and Wachovia also resulted in substantial job cuts within the financial services sector. While manufacturing remains an important employment sector, the services and retail trade sectors also supply a significant percentage of employment. Growth in the high-technology sector has helped diversify the State's economy and has also helped to somewhat offset additional employment losses in the apparel and tobacco industries. The State's technology industry is centered around Raleigh, but continues to diversify into other areas of the State, including Charlotte. Attracted by the existing high-technology business in the State, several of the largest Internet and software developers have opened facilities in North Carolina.


  The slowing national economy has also led to ongoing fiscal difficulties for North Carolina, as State officials continue to face budget shortfalls resulting from lower than anticipated tax revenues during the current fiscal year. Although essential State services have not been affected, as of August 31, 2001, the State has not yet submitted a budget for the current fiscal year.


  The State's unemployment rate was 5.3% in July 2001, well above the national average of 4.5% in July 2001 and substantially higher than the State's 3.6% rate in July 2000. Per capita income in 2000 was $27,194, which is approximately 92% of the national average.


  As of August 31, 2001, Moody's, Standard & Poor's, and Fitch all rated the State's general obligation bonds AAA. However, Moody's has recently revised its outlook on North Carolina's credit ratings to negative due to the State's ongoing budget difficulties. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Tennessee



  Tennessee's economic growth has slowed from its strong pace of the early 1990's, as growth in the services sector and in the State's major metropolitan areas has moderated. The Tennessee economy has also been hurt by recent mergers and downsizing in the banking and finance industries. As a result of continued growth in the automobile and truck manufacturing sectors, the State is now more vulnerable to economic cycles. Consequently, the State economy has been severely affected by the national economic downturn and as a result, the State has experienced some budgetary difficulties.


  Tennessee's unemployment rate in July 2001 was 4.1%, compared to the national average of 4.5% in July 2001 and the State's 3.8% average in July 2000. Per capita income was $26,239 in 2000, which is approximately 88% of the national average.

  Tennessee also remains one of nine states without a personal income tax. The State's heavy reliance on declining sales tax revenues forced State officials to use proceeds from Tennessee's share of the national tobacco settlement to balance its fiscal year 2002 budget.


  Moody's, Standard & Poor's, and Fitch all downgraded Tennessee's general obligation ratings to Aa2, AA and AA, respectively earlier this year, reflecting agency concerns about the State's budgetary difficulties and weakening financial position. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.


  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments


  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities ("temporary investments"). Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.


------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Fund     During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, Nuveen
                                                            Investments, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and Nuveen
                                                            Investments; Director of
                                                            Nuveen Advisory Corp.
                                                            (since 1992) and Nuveen
                                                            Institutional Advisory
                                                            Corp.; Chairman and
                                                            Director (since January
                                                            1997) of Nuveen Asset
                                                            Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired (August 1989) as
 201 Michigan Avenue                                        Senior Vice President of
 Highwood, IL 60040                                         The Northern Trust
                                                            Company

------------------------------------------------------------------------------------
 Anne E. Impellizzeri         1/26/33 Trustee               President and Chief
 15 High Street                                             Executive Officer of
 Cold Spring, NY 10516                                      Blanton-Peale Institutes
                                                            of Religion and Health
                                                            (since December 1990).
------------------------------------------------------------------------------------
 Peter R. Sawers              4/3/33  Trustee               Adjunct Professor of
 22 The Landmark                                            Business and Economics,
 Northfield, IL 60093                                       University of Dubuque,
                                                            Iowa; formerly, (1991-
                                                            2000) Adjunct Professor,
                                                            Lake Forest Graduate
                                                            School of Management,
                                                            Lake Forest, Illinois;
                                                            Chartered Financial
                                                            Analyst.


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           Date of  Positions and                 Principal Occupations
 Name and Address          Birth    Offices with Fund             During Past Five Years
------------------------------------------------------------------------------------------
 William J. Schneider      9/24/44  Trustee                       Senior Partner and Chief
 4000 Miller-Valentine Ct.                                        Operating Officer,
 P.O. Box 744                                                     Miller-Valentine
 Dayton, OH 45401                                                 Partners; Vice
                                                                  President, Miller-
                                                                  Valentine Group, a
                                                                  development and contract
                                                                  company; Chair, Miami
                                                                  Valley Hospital; Vice
                                                                  Chair, Miami Valley
                                                                  Economic Development
                                                                  Coalition; formerly,
                                                                  Member Community
                                                                  Advisory Board, National
                                                                  City Bank, Dayton, Ohio
                                                                  and Business Advisory
                                                                  Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------
 Judith M. Stockdale       12/29/47 Trustee                       Executive Director,
 35 E. Wacker Drive                                               Gaylord and Dorothy
 Suite 2600                                                       Donnelley Foundation
 Chicago, IL 60601                                                (since 1994); prior
                                                                  thereto, Executive
                                                                  Director, Great Lakes
                                                                  Protection Fund (from
                                                                  1990 to 1994).

--------------------------------------------------------------------------------
 Alan G. Berkshire         12/28/60 Vice President and            Senior Vice President
 333 West Wacker Drive              Assistant Secretary           and General Counsel
 Chicago, IL 60606                                                (since September 1997)
                                                                  and Secretary (since May
                                                                  1998) of The John Nuveen
                                                                  Company, Nuveen
                                                                  Investments, Nuveen
                                                                  Advisory Corp. and
                                                                  Nuveen Institutional
                                                                  Advisory Corp., Senior
                                                                  Vice President and
                                                                  Secretary (since
                                                                  September 1999) of
                                                                  Nuveen Senior Loan Asset
                                                                  Management Inc.; prior
                                                                  thereto, Partner in the
                                                                  law firm of Kirkland &
                                                                  Ellis.

--------------------------------------------------------------------------------
 Peter H. D'Arrigo         11/28/67 Vice President and            Vice President of Nuveen
 333 West Wacker Drive              Treasurer                     Investments (since
 Chicago, IL 60606                                                January 1999), prior
                                                                  thereto, Assistant Vice
                                                                  President (from January
                                                                  1997); formerly,
                                                                  Associate of Nuveen
                                                                  Investments; Vice
                                                                  President and Treasurer
                                                                  (since September 1999)
                                                                  of Nuveen Senior Loan
                                                                  Asset Management Inc.;
                                                                  Chartered Financial
                                                                  Analyst.

--------------------------------------------------------------------------------
 Michael S. Davern         6/26/57  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Advisory Corp. (since
 Chicago, IL 60606                                                January 1997); prior
                                                                  thereto, Vice President
                                                                  and Portfolio Manager of
                                                                  Flagship Financial.

------------------------------------------------------------------------------------------
 Lorna C. Ferguson         10/24/45 Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Investments; Vice
 Chicago, IL 60606                                                President (since January
                                                                  1998) of Nuveen Advisory
                                                                  Corp. and Nuveen
                                                                  Institutional Advisory
                                                                  Corp.

------------------------------------------------------------------------------------------
 William M. Fitzgerald      3/2/64  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                            Advisory Corp. (since
 Chicago, IL 60606                                                December 1995);
                                                                  Assistant Vice President
                                                                  of Nuveen Advisory Corp.
                                                                  (from September 1992 to
                                                                  December 1995), prior
                                                                  thereto, Assistant
                                                                  Portfolio Manager of
                                                                  Nuveen Advisory Corp.;
                                                                  Chartered Financial
                                                                  Analyst.

------------------------------------------------------------------------------------------
 Stephen D. Foy            5/31/54  Vice President and Controller Vice President of Nuveen
 333 West Wacker Drive                                            Investments and (since
 Chicago, IL 60606                                                May 1998) The John
                                                                  Nuveen Company, Vice
                                                                  President (since
                                                                  September 1999) of
                                                                  Nuveen Senior Loan Asset
                                                                  Management Inc.;
                                                                  Certified Public
                                                                  Accountant.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         Date of Positions and       Principal Occupations
 Name and Address        Birth   Offices with Fund   During Past Five Years
-------------------------------------------------------------------------------
 J. Thomas Futrell       7/5/55  Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.; Chartered
 Chicago, IL 60606                                   Financial Analyst.

-------------------------------------------------------------------------------
 Richard A. Huber        3/26/63 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Institutional Advisory
 Chicago, IL 60606                                   Corp. (since March 1998)
                                                     and Nuveen Advisory Corp.
                                                     (since January 1997);
                                                     prior thereto, Vice
                                                     President and Portfolio
                                                     Manager of Flagship
                                                     Financial, Inc.

-------------------------------------------------------------------------------
 Steven J. Krupa         8/21/57 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------
 Larry W. Martin         7/27/51 Vice President and  Vice President, Assistant
 333 West Wacker Drive           Assistant Secretary Secretary and Assistant
 Chicago, IL 60606                                   General Counsel of Nuveen
                                                     Investments; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of Nuveen
                                                     Institutional Advisory
                                                     Corp.; Assistant Secretary
                                                     of The John Nuveen Company
                                                     and (since January 1997)
                                                     Nuveen Asset Management
                                                     Inc.; Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.

-------------------------------------------------------------------------------
 Edward F. Neild, IV     7/7/65  Vice President      Vice President (since July
 333 West Wacker Drive                               2000) of Nuveen
 Chicago, IL 60606                                   Investments; formerly Vice
                                                     President of Nuveen
                                                     Advisory Corp. and Nuveen
                                                     Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.

-------------------------------------------------------------------------------
 Stephen S. Peterson     9/20/57 Vice President      Vice President (since
 333 West Wacker Drive                               September 1997),
 Chicago, IL 60606                                   previously Assistant Vice
                                                     President (since September
                                                     1996), Portfolio Manager
                                                     prior thereto of Nuveen
                                                     Advisory Corp.; Chartered
                                                     Financial Analyst.

-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President      Vice President of Nuveen
 333 West Wacker Drive                               Advisory Corp. and Nuveen
 Chicago, IL 60606                                   Institutional Advisory
                                                     Corp.; Chartered Financial
                                                     Analyst.
-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and  Vice President, Assistant
 333 West Wacker Drive           Secretary           Secretary and Associate
 Chicago, IL 60606                                   General Counsel formerly
                                                     Assistant General Counsel
                                                     of Nuveen Investments;
                                                     Vice President and
                                                     Assistant Secretary of
                                                     Nuveen Advisory Corp. and
                                                     Nuveen Institutional
                                                     Advisory Corp.; Vice
                                                     President and Assistant
                                                     Secretary of The John
                                                     Nuveen Company (since May
                                                     1994); Vice President and
                                                     Assistant Secretary (since
                                                     September 1999) of Nuveen
                                                     Senior Loan Asset
                                                     Management Inc.; Chartered
                                                     Financial Analyst.


--------------------------------------------------------------------------------

  Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 72 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 14 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.


  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.



                                                 Deferred   Total Compensation
                                 Aggregate     Compensation   from Trust and
                               Compensation    Payable from    Fund Complex
      Name of Trustee        from the Trust(1) the Trust(2) Paid to Trustees(3)
      ---------------        ----------------- ------------ -------------------
      Robert P. Bremner.....      $2,429           $149           $71,000
      Lawrence H. Brown.....      $2,712           $ --           $74,500
      Anne E. Impellizzeri..      $1,565           $991           $71,000
      Peter R. Sawers.......      $1,565           $992           $71,000
      William J. Schneider..      $1,565           $933           $71,000
      Judith M. Stockdale...      $2,327           $237           $71,000

--------

(1) The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the Trust.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

(3) Based on the compensation paid (including any amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the open-end and closed-end funds advised by NAC.


  Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of the Executive Committee or Dividend Committee. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.


  The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to
Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 4, 2001, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Georgia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    29.78%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./970C4
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Georgia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    39.40
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97NC2
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Georgia Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    47.06
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97C83
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484

                            PaineWebber for the benefit of            5.26
                            Leah D. Hamer
                            2526 Foley Drive
                            Columbus, GA 31906-1107
Nuveen Georgia Municipal
 Bond Fund                  Robert A. Scott                          32.75
 Class R Shares............ Faye Donley Scott
                            2065 Compton Way
                            Alpharetta, GA 30022
                            Marcia B. Crouch                         16.80
                            22780 Fairmount Blvd.
                            Cleveland, OH 44118-4834

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
                            Carolyn P. Fellows                        8.68%
                            Carolyn P. Fellows Trust
                            415 Sassafras Rd.
                            Roswell, GA 30076-3669

                            Alan J. Brown                             5.45
                            432 Calton Hill Ct.
                            Alpharetta, GA 30004

                            Roger T. Hansen                           6.06
                            Marian L. Hansen
                            2289 Blaylock-Goldmine Rd.
                            Clayton, GA 30525
Nuveen Louisiana Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    43.27
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./70079
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Louisiana Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    46.46
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97NC5
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Louisiana Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    51.77
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97DD4
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Louisiana Municipal
 Bond Fund                  Alice McElveen Aucion                    13.19
 Class R Shares............ 11355 Robin Hood Dr.
                            Baton Rouge, LA 70815-6157

                            Richard L. Lucas                         44.15
                            P.O. Box 5564
                            Alexandria, LA 71307

                            Jack L. Roberts                          42.66
                            and Ethelene Roberts
                            141 Island Rd.
                            Marksville, LA 71351-4514

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen North Carolina
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    13.75%
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./970C6
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen North Carolina
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith     7.50
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97NC8
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen North Carolina
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith    12.43
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97CM8
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen North Carolina
 Municipal Bond Fund        Wachovia Securities, Inc.                 5.91
 Class R Shares............ FBO 300-34799-16
                            P.O. Box 1220
                            Charlotte, NC 28201-1220

                            Wayne D. Brodd                            6.65
                            5012 Hermitage Dr.
                            Raleigh, NC 27612-2714

                            David M. Jenkins                          6.58
                            17 Perrys Cove Dr.
                            Hertford, NC 27944

                            James H. Ward                             5.64
                            P.O. Box 67
                            Plymouth, NC 27962-0067
Nuveen Tennessee Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    18.20
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./970N6
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Tennessee Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith     9.99
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97ND0
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Tennessee Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    44.12%
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin./97CM7
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Tennessee Municipal
 Bond Fund                  Darius A. Hensley                        21.46
 Class R Shares............ P.O. Box 305
                            Piney Flats, TN 37686-0305

                            Edward D. Jones and Co. FAO              14.69
                            Hugh A. Stephenson
                            EDJ 152-03466-1-8
                            P.O. Box 2500
                            Maryland Heights, MO 63043-8500

                            Burton C. Johnson                        11.32
                            P.O. Box 486
                            Greeneville, TN 37744-0486

                            Wachovia Securities Inc.                 11.28
                            FBO 551-02106-19
                            P.O. Box 1220

                            Charlotte, NC 28201-1220
                            J.C. Hawk                                 9.41
                            and Ruth L. Hawk
                            2015 Sherwood Dr.
                            Johnson City, TN 37601-3236

                            Merrill Lynch, Pierce, Fenner & Smith     8.58
                            for the sole benefit of its customers
                            Attn: Fund Admin./97NGO
                            4800 Deer Lake Dr., E. Fl 3
                            Jacksonville, FL 32246-6484

                            Walter Wolentarski                        7.07
                            Patricia A. Wolentarski
                            665 Rebel Rd
                            Old Hickory, TN 37138-1045

                            Salomon Smith Barney, Inc.                6.40
                            00172609272
                            333 West 34th St.-3rd Floor
                            New York, NY 10001

                            Terry F. Heffstetler                      5.19
                            Helen B. Heffstetler
                            3942 US Hwy. 411 S
                            Maryville, TN 37801-7646

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For the next $3 billion..........................................  .4750 of 1%
On net assets of $5 billion and above............................  .4500 of 1%


  For the last three fiscal years, the Funds paid net management fees as follows:


                             Management Fees Net of     Fee Waivers and Expense
                          Expense Reimbursement Paid to   Reimbursements from
                          Nuveen Advisory for the Year      Nuveen Advisory
                                      Ended               for the Year Ended
                          ----------------------------- -----------------------
                           5/31/99   5/31/00   5/31/01  5/31/99 5/31/00 5/31/01
                          --------- --------- --------- ------- ------- -------
Nuveen Georgia Municipal
 Bond Fund...............   634,915   809,814   761,807 212,546  6,667    --
Nuveen Louisiana
 Municipal Bond Fund.....   523,717   688,167   662,493 164,948 16,608    --
Nuveen North Carolina
 Municipal Bond Fund.....   842,438 1,067,109 1,044,199 286,712    --     --
Nuveen Tennessee
 Municipal Bond Fund..... 1,729,282 1,620,108 1,577,493   3,700    --     --


  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $77 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.




  Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.


  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.


  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate on net income may be higher in certain circumstances.


  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


  If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


  Because the Funds may invest in private activity bonds, (within the meaning of Section 141 of the Code) the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.


  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.


  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.


  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


  The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or (2) who are otherwise subject to backup withholding under the Code.



State Tax Matters

  The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.


Georgia

  The following is a general, abbreviated summary of certain provisions of the applicable Georgia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Georgia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Georgia Fund transactions.


  The following is based on the assumptions that the Georgia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Georgia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Georgia Fund's shareholders.

  The Georgia Fund will be subject to the Georgia corporate net worth tax and the Georgia corporate income tax only if it has a sufficient nexus with Georgia. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from the Georgia Fund that are attributable to interest on any obligation of Georgia or its political subdivisions or on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Georgia personal income tax or the Georgia corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Georgia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Georgia Fund will be subject to the Georgia personal and corporate income taxes.

  Shares of the Georgia Fund may be subject to the Georgia estate tax if held by a Georgia decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Georgia and local tax matters.

Louisiana

  The following is a general, abbreviated summary of certain provisions of the applicable Louisiana tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Louisiana Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Louisiana Fund transactions.


  The following is based on the assumptions that the Louisiana Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Louisiana Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Louisiana Fund's shareholders.

  The Louisiana Fund will be subject to the Louisiana corporate franchise tax and corporate income tax only if it has a sufficient nexus with Louisiana. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Louisiana Fund that are attributable to interest on any obligation of Louisiana and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Louisiana personal income tax or the Louisiana corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Louisiana personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Louisiana Fund will be subject to the Louisiana personal and corporate income taxes.

  Shares of the Louisiana Fund may be subject to the Louisiana inheritance tax and the Louisiana estate tax if held by a Louisiana decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Louisiana tax matters.

North Carolina

  The following is a general, abbreviated summary of certain provisions of the applicable North Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the North Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to North Carolina Fund transactions.

  The following is based on the assumptions that the North Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause North Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the North Carolina Fund's shareholders.

  The North Carolina Fund will be subject to the North Carolina corporation income tax and the North Carolina franchise tax only if it has a sufficient nexus with North Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions from North Carolina Fund that are attributable to interest on any obligation of North Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the North Carolina personal income tax or the North Carolina corporation income tax. All other distributions, including distributions attributable to capital gains, will be subject to the North Carolina personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the North Carolina Fund will be subject to the North Carolina personal and corporate income taxes.

  Shares of the North Carolina Fund may be subject to the North Carolina estate tax if owned by a North Carolina decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning North Carolina and local tax matters.

Tennessee

  The following is a general, abbreviated summary of certain provisions of the applicable Tennessee tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Tennessee Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Tennessee Fund transactions.


  The following is based on the assumptions that the Tennessee Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Tennessee Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Tennessee Fund's shareholders.


  The Tennessee Fund is not expected to be subject to Tennessee franchise or corporate excise taxes.

  Distributions from the Tennessee Fund that are attributable to interest on Tennessee Obligations or to interest on Federal Obligations will not be subject to the Tennessee individual income tax (also known as the "Hall income tax"). In addition, under current administrative practice of the Tennessee Department of Revenue, dividends attributable to gains realized from the sale or exchange of Tennessee Obligations or Federal Obligations will not be subject to the Tennessee individual income tax. All other distributions will be subject to such tax.

  All distributions from the Tennessee Fund, regardless of source, will be subject to the Tennessee corporate excise tax.

  Gain on the sale, exchange, or other disposition of shares of the Tennessee Fund will not be subject to the Tennessee individual income tax but will be subject to the Tennessee corporate excise tax.

  Shares of the Tennessee Fund may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Tennessee and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                 As of May 31, 2001
                                     ------------------------------------------
                                      30-
                                      day   Combined Federal       Taxable
                                     Yield and State Tax Rate* Equivalent Yield
                                     ----- ------------------- ----------------
      Nuveen Georgia Municipal Bond
      Fund
        Class A Shares.............  4.11%        43.0%             7.21%
        Class B Shares.............  3.54%        43.0%             6.21%
        Class C Shares.............  3.74%        43.0%             6.56%
        Class R Shares.............  4.48%        43.0%             7.86%
      Nuveen Louisiana Municipal
      Bond Fund
        Class A Shares.............  4.56%        41.5%             7.79%
        Class B Shares.............  4.02%        41.5%             6.87%
        Class C Shares.............  4.21%        41.5%             7.20%
        Class R Shares.............  4.97%        41.5%             8.50%
      Nuveen North Carolina
      Municipal Bond Fund
        Class A Shares.............  4.34%        44.0%             7.75%
        Class B Shares.............  3.78%        44.0%             6.75%
        Class C Shares.............  3.98%        44.0%             7.11%
        Class R Shares.............  4.73%        44.0%             8.45%
      Nuveen Tennessee Municipal
      Bond Fund
        Class A Shares.............  4.32%        43.0%             7.58%
        Class B Shares.............  3.76%        43.0%             6.60%
        Class C Shares.............  3.96%        43.0%             6.95%
        Class R Shares.............  4.71%        43.0%             8.26%


--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                         May 31, 2001
                                                -------------------------------
                                                      Distribution Rates
                                                -------------------------------
                                                Class A Class B Class C Class R
                                                ------- ------- ------- -------
      Nuveen Georgia Municipal Bond Fund.......  4.69%   4.16%   4.34%   5.08%
      Nuveen Louisiana Municipal Bond Fund.....  4.68%   4.18%   4.35%   5.10%
      Nuveen North Carolina Municipal Bond
      Fund.....................................  4.65%   4.07%   4.26%   5.02%
      Nuveen Tennessee Municipal Bond Fund.....  4.84%   4.28%   4.50%   5.22%


  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the Class A Shares of each fund reflect actual performance for all periods. For the Class B, C and R Shares, total returns reflect actual performance for periods since class inception, and the Class A Shares' performance for periods prior to inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               Inception Dates
                                                              ------------------
      Nuveen Georgia Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    January 4, 1994
        Class R Shares.......................................   February 1, 1997
      Nuveen Louisiana Municipal Bond Fund
        Class A Shares....................................... September 12, 1989
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................   February 2, 1994
        Class R Shares.......................................   February 1, 1997
      Nuveen North Carolina Municipal Bond Fund
        Class A Shares.......................................     March 27, 1986
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997
      Nuveen Tennessee Municipal Bond Fund
        Class A Shares.......................................   November 2, 1987
        Class B Shares.......................................   February 1, 1997
        Class C Shares.......................................    October 4, 1993
        Class R Shares.......................................   February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 2001 and for the period from inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                              Annual Total Return
                                  --------------------------------------------
                                  One Year Five Years Ten Years From Inception
                                   Ended     Ended      Ended      through
                                  May 31,   May 31,    May 31,     May 31,
                                    2001      2001      2001         2001
                                  -------- ---------- --------- --------------
     Nuveen Georgia Municipal
        Bond Fund
       Class A Shares............   7.19%    5.30%      5.90%       6.58%
       Class B Shares............   7.17%    5.33%      5.86%       6.57%
       Class C Shares............  11.29%    5.64%      5.76%       6.28%
       Class R Shares............  12.13%    6.35%      6.43%       6.93%
     Nuveen Louisiana Municipal
        Bond Fund
       Class A Shares............   8.45%    5.17%      6.46%       6.89%
       Class B Shares............   8.29%    5.15%      6.41%       6.87%
       Class C Shares............  12.49%    5.49%      6.32%       6.68%
       Class R Shares............  13.42%    6.26%      7.01%       7.36%
     Nuveen North Carolina
        Municipal Bond Fund
       Class A Shares............   7.65%    4.65%      5.62%       6.11%
       Class B Shares............   7.46%    4.65%      5.58%       6.11%
       Class C Shares............  11.80%    4.99%      5.48%       5.82%
       Class R Shares............  12.60%    5.74%      6.17%       6.47%
     Nuveen Tennessee Municipal
        Bond Fund
       Class A Shares............   6.55%    4.52%      5.68%       6.61%
       Class B Shares............   6.36%    4.51%      5.62%       6.60%
       Class C Shares............  10.67%    4.85%      5.55%       6.36%
       Class R Shares............  11.48%    5.58%      6.21%       7.01%


  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 2001, and for the period since inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                               Cumulative Total Return
                                       ---------------------------------------
                                                                       From
                                       One Year Five Years Ten Years Inception
                                        Ended     Ended      Ended    through
                                       May 31,   May 31,    May 31,   May 31,
                                         2001      2001      2001      2001
                                       -------- ---------- --------- ---------
     Nuveen Georgia Municipal Bond
        Fund
       Class A Shares.................   7.19%    29.46%    77.42%    163.06%
       Class B Shares.................   7.17%    29.63%    76.71%    162.83%
       Class C Shares.................  11.29%    31.54%    75.08%    152.14%
       Class R Shares.................  12.13%    36.03%    86.44%    176.33%
     Nuveen Louisiana Municipal Bond
        Fund
       Class A Shares.................   8.45%    28.66%    86.98%    118.20%
       Class B Shares.................   8.29%    28.52%    86.09%    117.68%
       Class C Shares.................  12.49%    30.64%    84.57%    113.36%
       Class R Shares.................  13.42%    35.44%    96.83%    129.69%
     Nuveen North Carolina Municipal
        Bond Fund
       Class A Shares.................   7.65%    25.53%    72.76%    146.02%
       Class B Shares.................   7.46%    25.49%    72.06%    145.85%
       Class C Shares.................  11.80%    27.55%    70.53%    135.89%
       Class R Shares.................  12.60%    32.16%    81.98%    159.03%
     Nuveen Tennessee Municipal Bond
        Fund
       Class A Shares.................   6.55%    24.74%    73.73%    138.37%
       Class B Shares.................   6.36%    24.69%    72.80%    138.16%
       Class C Shares.................  10.67%    26.73%    71.62%    130.96%
       Class R Shares.................  11.48%    31.16%    82.70%    150.76%


  Calculation of taxable equivalent total return is also not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using a 43.0% combined marginal federal and state tax rate for 2001, the annual taxable equivalent total return for the Nuveen Georgia Municipal Bond Fund's Class A shares at net asset value for the five-year period ended May 31, 2001 was 10.18%.


  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program Sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2001 of Class A shares from the Nuveen Georgia Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



      Net Asset Value per share......................................... $10.66
      Per Share Sales Charge--4.20% of public offering price (4.41% of
       net asset value per share).......................................    .47
                                                                         ------
      Per Share Offering Price to the Public............................ $11.13

  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized
    Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts.

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
    (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay authorized dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of e initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. A Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds; and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.

  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.


  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged upon shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.


  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions caused by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

  You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value.


  If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

  The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

  The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

  If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.



  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust III, dated February 1, 1997 and last renewed on July 31, 2001 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                 Year Ended               Year Ended               Year Ended
                                May 31, 1999             May 31, 2000             May 31, 2001
                          ------------------------ ------------------------ ------------------------
                           Amount of     Amount     Amount of     Amount     Amount of     Amount
                          Underwriting Retained By Underwriting Retained By Underwriting Retained By
                          Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
Fund                      ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Georgia Municipal
 Bond Fund..............      387           19          83           11         120           10
Nuveen Louisiana
 Municipal Bond Fund....      303           --          93           15          91           --
Nuveen North Carolina
 Municipal Bond Fund....      308           37         131           --         144           --
Nuveen Tennessee
 Municipal Bond Fund....      752           67         262           --         177           --


DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 2001, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. The service fee for the Class A, Class B and Class C Shares was .20% and the distribution fee for the Class B Shares was .75% and for the Class C Shares was .55%.



                                                        Compensation Paid to
                                                      Authorized Dealers During
                                                     the Year Ended May 31, 2001
                                                     ---------------------------
Nuveen Georgia Municipal Bond Fund
  Class A...........................................          $210,413
  Class B...........................................          $129,595
  Class C...........................................          $143,856
Nuveen Louisiana Municipal Bond Fund
  Class A...........................................          $163,613
  Class B...........................................          $174,153
  Class C...........................................          $146,396
Nuveen North Carolina Municipal Bond Fund
  Class A...........................................          $318,810
  Class B...........................................          $132,098
  Class C...........................................          $123,860
Nuveen Tennessee Municipal Bond Fund
  Class A...........................................          $509,045
  Class B...........................................          $128,401
  Class C...........................................          $171,871


  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for the Trust. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.

  The custodian of the Funds' assets is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. The custodian performs custodial, fund accounting, and portfolio accounting services.


  The Funds' transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086.


FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                               VAI-MS3 9-01

                                                               N U V E E N
                                                                     Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                         Annual Report dated May 31, 2001
                                       -----------------------------------------


Dependable, tax-free income
                        to help you keep more of what you earn.

                             [Photo Appears Here]

                                              Nuveen Georgia Municipal Bond Fund
                                            Nuveen Louisiana Municipal Bond Fund
                                       Nuveen North Carolina Municipal Bond Fund
                                            Nuveen Tennessee Municipal Bond Fund

Table of Contents

1       Dear Shareholder
3       Nuveen Georgia Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
7       Nuveen Louisiana Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
12      Nuveen North Carolina Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
16      Nuveen Tennessee Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
21      Portfolio of Investments
38      Statement of Net Assets
40      Statement of Operations
41      Statement of Changes in Net Assets
43      Notes to Financial Statements
49      Financial Highlights
53      Report of Independent Public Accountants
57      Fund Information


                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing
Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25 percent over a 10-year period - Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.


                                                        Annual Report     page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios-portfolios designed to help systematically compound your wealth over time.

Annual Report     page 2

From the Portfolio Manager
                                              NUVEEN GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. Over the past 12 months, the Federal Reserve's interest rate policies and the slower rate of economic growth were the major influences shaping the market environment for municipal bonds. Since the beginning of 2001, the Fed has announced five interest rate cuts of 50 basis points. This brought the target rate to 4.0%, its lowest level since 1994. The Fed appears ready to continue easing rates if the economy remains sluggish. The Fed's interest rate cuts in 2001 have created a more favorable environment for new issuance and refundings, which boosted bond supply in the first five months. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. This general market environment helped many bonds perform well over the past fiscal year.

Q. How did the Fund perform during the fiscal year ended May 31, 2001? What factors influenced this performance?

A. For the fiscal year ended May 31, 2001, the Georgia Fund posted a total return of 11.90% (Class A shares at net asset value), outperforming the 11.52% average return of the Fund's peer group, the Lipper Georgia Municipal Debt Funds category. However, the Fund trailed the national Lehman Brothers Municipal Bond Index's return of 12.14% for the same period. Over the past year, we focused heavily on enhancing the Fund's yield and are now in the process of transitioning to a more balanced approach that addresses total return as well as tax-free income.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover.
NIM's views are subject to change at any time, based on market and other conditions. Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Your Investment
Management Team

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


                                                        Annual Report     page 3

Annualized Total Returns as of 5/31/01/1/
                                       One-Year        Five-Year
Georgia                                 11.90%           6.21%
Class A Shares at NAV
Lipper Georgia Municipal Debt           11.52%           5.71%
Funds category average/2/
Lehman Brothers Municipal               12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV
SEC 30-Day Yield                         4.29%
Taxable-Equivalent Yield/5/              6.60%

Q.   What strategies were used to manage the Fund during the past year?

A. Over the past 12 months, our management strategies have been heavily focused on income, and the majority of our purchases for the Fund were concentrated in sectors that offered higher yields. We were able to take advantage of increased issuance in BBB rated bonds during the past year to diversify the Fund and raise its BBB allocation to 9% from 6%. Our purchase of these bonds ranged across several sectors, including utilities, hospitals and housing, and even included some rare BBB water and sewer bonds. To finance these purchases, we continued to sell bonds at attractive prices which also allowed us to reduce our exposure to Puerto Rico issues. These purchases helped upgrade the Fund's call protection.

Q. What is your outlook for this Fund as well as the municipal market in general?

     We are now transitioning from our strategic focus on tax-free income to a more balanced approach that considers both total return potential and yield. We believe the Fund will benefit from this transition. Our strategies will continue to include selling bonds with less call protection, enhancing the Fund's diversification, and watching new issuance for opportunities to purchase bonds Nuveen's research monitors. The Fund

--------------------------------------------------------------------------------

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

/2/ For the Nuveen Georgia Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 32 funds in the Lipper Georgia Municipal Debt Funds category for the one-year period ended May 31, 2001, and 28 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

Your Fund's
Investment
Objective

--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Annual Report     page 4
also has a large number of tax loss carryforwards, which we will use to offset any realized capital gains, in an attempt to minimize distributions to shareholders.

Overall, our outlook for the fixed-income markets during the next 12 months continues to be positive. Demand for tax-exempt municipal bonds is anticipated to remain strong, as investors look for ways to rebalance their portfolios and reduce potential risk. We will continue to closely monitor the economy, including Federal Reserve policies.

                                    Georgia
                  Growth of an Assumed $10,000 Investment/6/

                         [MOUNTAIN CHART APPEARS HERE]

---- Nuveen Georgia Municipal Bond Fund (NAV) $18,531

---- Nuveen Georgia Municipal Bond Fund (Offer) $17,753

---- Lehman Brothers Municipal Bond Index $19,821



/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 35%.

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.



How Your Fund
Pursues Its
Objective


The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


                                                        Annual Report     page 5

Fund Spotlight as of 5-31-01
                                             NUVEEN GEORGIA MUNICIPAL BOND FUND

Quick Facts

                        A Shares       B Shares       C Shares       R Shares
-------------------------------------------------------------------------------
NAV                     $10.66         $10.67         $10.64         $10.63
-------------------------------------------------------------------------------
CUSIP                   67065P501      67065P600      67065P709      67065P808
-------------------------------------------------------------------------------
Latest Dividend/1/      $0.0435        $0.0370        $0.0385        $0.0450
-------------------------------------------------------------------------------
Inception Date          3/86           2/97           1/94           2/97
-------------------------------------------------------------------------------


Annualized Total Returns/2/

                          as of May 31, 2001              as of March 31, 2001

A Shares                 NAV           Offer               NAV           Offer

1 - Year              11.90%           7.19%            10.47%           5.82%
-------------------------------------------------------------------------------
5 - Year               6.21%           5.30%             6.15%           5.25%
-------------------------------------------------------------------------------
10 - Year              6.36%           5.90%             6.64%           6.18%
-------------------------------------------------------------------------------

B Shares            w/o CDSC          w/CDSC          w/o CDSC          w/CDSC

1 - Year              11.17%           7.17%             9.54%           5.54%
-------------------------------------------------------------------------------
5 - Year               5.49%           5.33%             5.41%           5.25%
-------------------------------------------------------------------------------
10 - Year              5.86%           5.86%             6.14%           6.14%
-------------------------------------------------------------------------------

C Shares                                 NAV                               NAV

1 - Year                              11.29%                             9.86%
-------------------------------------------------------------------------------
5 - Year                               5.64%                             5.57%
-------------------------------------------------------------------------------
10 - Year                              5.76%                             6.04%
-------------------------------------------------------------------------------

R Shares                                 NAV                               NAV

1 - Year                              12.13%                            10.69%
-------------------------------------------------------------------------------
5 -Year                                6.35%                             6.28%
-------------------------------------------------------------------------------
10 - Year                              6.43%                             6.70%
-------------------------------------------------------------------------------



Tax-Free Yields
                          as of May 31, 2001

A Shares                        NAV    Offer
SEC 30-Day Yield              4.29%    4.11%
--------------------------------------------
Taxable-Equivalent Yield/3/   6.60%    6.32%
--------------------------------------------

B Shares                                 NAV
SEC 30-Day Yield                       3.54%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.45%
--------------------------------------------

C Shares                                 NAV
SEC 30-Day Yield                       3.74%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.75%
--------------------------------------------

R Shares                                 NAV
SEC 30-Day Yield                       4.48%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.89%
--------------------------------------------

    Bond Credit Quality/4/

    [PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed         66%
-------------------------------
AA                           7%
-------------------------------
A                           16%
-------------------------------
BBB                          9%
-------------------------------
NR                           2%
-------------------------------




/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class
     C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

Tax Obligation (Limited)
21%

Housing (Multifamily)
17%

U.S. Guaranteed
14%

Healthcare
10%

Education and Civic Organizations
10%


Portfolio Stats

Total Net Assets
$143.6 million

Average Duration
7.87

Average Effective Maturity
20.86 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Annual Report     page 6

From the Portfolio Manager

                                            NUVEEN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets -- approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months -- a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for new Louisiana municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available in the state during the past year. For example, in the first quarter of 2001, Louisiana municipal issuance accounted for just 1 percent of nationwide issuance.


Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.


                                                        Annual Report     page 7

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 13.20 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Louisiana Municipal Debt Funds category average, which returned 12.31 percent for the same period. As an additional point of comparison, the performance surpassed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's strong performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001. The fund also benefited from unusually strong demand for Louisiana municipal securities.


     Annualized Total Returns as of 5/31/01 /1/

                                              One-Year        Five-Year
     Louisiana                                 13.20%           6.08%
     Class A Shares at NAV
     Lipper Louisiana Municipal Debt           12.31%           5.52%
     Funds category average/2/
     Lehman Brothers Municipal                 12.14%
     Bond Index/3/

     Tax-Free/4/ Yields as of 5/31/01
     Class A Shares at NAV
     SEC 30-Day Yield                           4.76%
     Taxable-Equivalent Yield/5/                7.21%



Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's
Investment
Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.



Annual Report     page 8
     added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Because of the spotty issuance in the Louisiana municipal market during the year, we were quick to obtain bonds that met our investment criteria when opportunities presented themselves. One purchase that performed well for the fund was of mortgage-revenue, single-family-home bonds issued by Jefferson Parish and maturing in 2032. These bonds offered the fund a 7.25 percent coupon, an attractive rate for a long-term bond.



Q.   What is your outlook for the municipal market and the fund?

     While we believe the fund is well positioned for the future, we will continue to take advantage of all available opportunities to reduce the portfolio's call risk. While just 5 percent of the fund's portfolio is callable for the remainder of this year, 13 percent is vulnerable in 2002. While we do not believe this is an enormous amount, we are still mindful that excessive bond calls could have an impact on the fund's future income stream.



/2/ For the Nuveen Louisiana Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 12 funds in the Lipper Louisiana Municipal Debt Funds category for the one-year period ended
     May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 34%.


How Your Fund
Pursues Its
Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


                                                        Annual Report     page 9

For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market -- and the fund -- should continue to benefit.

In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Louisiana
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain Chart Appears Here]

                 ----Nuveen Louisiana Municipal Bond Fund (NAV) $19,507 ----Nuveen Louisiana Municipal Bond Fund (Offer) $18,687 ----Nuveen Louisiana Municipal Bond Index $19,821

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 10

Fund Spotlight as of 5-31-01

                                            NUVEEN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $11.06          $11.05          $11.04          $11.06
--------------------------------------------------------------------------------
CUSIP                  67065P881       67065P873       67065P865       67065P857
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0450         $0.0385         $0.0400         $0.0470
--------------------------------------------------------------------------------
Inception Date         9/89            2/97            2/94            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/
                                    as of May 31, 2001      as of March 31, 2001
A Shares                                 NAV     Offer             NAV     Offer
--------------------------------------------------------------------------------
1 - Year                              13.20%     8.45%          11.57%     6.90%
--------------------------------------------------------------------------------
5 - Year                               6.08%     5.17%           6.15%     5.25%
--------------------------------------------------------------------------------
10 - Year                              6.92%     6.46%           7.24%     6.78%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC    w/CDSC        w/o CDSC    w/CDSC
1 - Year                              12.29%     8.29%          10.77%     6.77%
--------------------------------------------------------------------------------
5 - Year                               5.31%     5.15%           5.41%     5.24%
--------------------------------------------------------------------------------
10 - Year                              6.41%     6.41%           6.72%     6.72%
--------------------------------------------------------------------------------

C Shares                                           NAV                       NAV
1 - Year                                        12.49%                    10.96%
--------------------------------------------------------------------------------
5 - Year                                         5.49%                     5.56%
--------------------------------------------------------------------------------
10 - Year                                        6.32%                     6.65%
--------------------------------------------------------------------------------

R Shares                                           NAV                       NAV
1 - Year                                        13.42%                    11.88%
--------------------------------------------------------------------------------
5 -Year                                          6.26%                     6.34%
--------------------------------------------------------------------------------
10 - Year                                        7.01%                     7.33%
--------------------------------------------------------------------------------

Tax-Free Yields                                    Bond Credit Quality/4/
        as of May 31, 2001
                                                   [Pie Chart Appears Here]
A Shares                          NAV   Offer
SEC 30-Day Yield                4.76%   4.56%    AAA/U.S. Guaranteed        62%
---------------------------------------------    ------------------------------
Taxable-Equivalent Yield/3/     7.21%   6.91%    AA                          5%
---------------------------------------------    ------------------------------
                                                 A                          16%
B Shares                                  NAV    ------------------------------
SEC 30-Day Yield                        4.02%    BBB                        17%
---------------------------------------------    ------------------------------
Taxable-Equivalent Yield/3/             6.09%
---------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        4.21%
---------------------------------------------
Taxable-Equivalent Yield/3/             6.38%
---------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        4.97%
---------------------------------------------
Taxable-Equivalent Yield/3/             7.53%
---------------------------------------------

--------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
--------------------------------------------------------------------------------

Tax Obligation (Limited)
24%

Healthcare
17%

Housing (Single Family)
14%

U.S. Guaranteed
9%

Utilities
8%


Portfolio Stats

--------------------------------------------------------------------------------

Total Net Assets
$125.7 million

Average Duration
8.44

Average Effective Maturity
21.89 years

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.




                                                       Annual Report     page 11

From the Portfolio Manager

                                       NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. Over the past 12 months, the Federal Reserve's interest rate policies and the slower rate of economic growth were the major influences shaping the market environment for municipal bonds. Since the beginning of 2001, the Fed has announced five interest rate cuts of 50 basis points. This brought the target rate to 4.0%, its lowest level since 1994. The Fed appears ready to continue easing rates if the economy remains sluggish. The Fed's interest rate cuts in 2001 have created a more favorable environment for new issuance and refundings, which boosted bond supply in the first five months. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. This general market environment helped many bonds perform well over the past fiscal year.

Q. How did the Fund perform during the fiscal year ended May 31, 2001? What factors influenced this performance?

A. For the 12 months ended May 31, 2001, the North Carolina Fund posted a total return of 12.41% (Class A shares at net asset value), topping the 11.00% average return of the Fund's peer group, the Lipper North Carolina Municipal Debt Funds category. The Fund also outperformed the national Lehman Brothers Municipal Bond Index's return of 12.14% for the same period.

     The Fund's superior performance can be attributed in part to its longer duration relative to the Lehman index. Duration measures a fund's reaction to interest rate movements. During the 12 months ended May 31, 2001, the yield on the Bond Buyer 25 Revenue Bond Index fell from 6.20% to 5.62%. In this environment of falling yields (and rising bond values), funds with longer durations would be expected to perform better. As of May 31, 2001, the North Carolina fund had a duration of 8.14, compared with 7.68 for the Lehman index.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


Annual Report     page 12

     Annualized Total Returns as of 5/31/01 /1/

                                               One-Year        Five-Year

     North Carolina                             12.41%           5.55%
     Class A Shares at NAV

     Lipper North Carolina Municipal            11.00%           5.48%
     Debt Funds category average/2/

     Lehman Brothers Municipal                  12.14%
     Bond Index/3/

     Tax-Free/4/ Yields as of 5/31/01
     Class A Shares at NAV
     SEC 30-Day Yield                            4.53%
     Taxable-Equivalent Yield/5/                 7.13%

Q.   What strategies were used to manage the Fund during the past year?

A. With the substantial increase in supply as of the beginning of 2001, our strategies have focused on identifying bonds that can provide additional yield for the Fund, particularly in sectors such as utilities, multifamily and single-family housing, healthcare, and continuing care facilities. In the utilities sector, the Fund continued to hold bonds issued by both North Carolina Eastern Municipal Power Agency and North Carolina Municipal Power Agency Number 1 (Catawba). These BBB bonds performed better than the market expected, as oil and natural gas prices soared and the agencies benefited from their reliance on coal and nuclear-generated power.

     Most of the municipal bonds in North Carolina, however, continued to come to market as higher quality or insured issues, which provided fewer opportunities for us to add significant yield. Most of our purchases over the past year were high-quality names that upgraded the Fund's protection from potential bond calls. These purchases were financed through the sale of bonds with less call protection as well as some Puerto Rico issues. The increased supply in North Carolina state paper enabled us to reduce our exposure to Puerto Rico bonds.

--------------------------------------------------------------------------------
/2/ For the Nuveen North Carolina Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 35 funds in the Lipper North Carolina Municipal Debt Funds category for the one-year period ended May 31, 2001, and 31 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 36.5%.


Your Fund's Investment Objective

--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.


                                                       Annual Report     page 13

Q.   What is your outlook for this fund and the municipal market in general?

A. Going forward, we plan to focus on maintaining the fund's call protection levels, while watching for research-intensive issues that allow us to demonstrate our proven expertise in this area. The Fund also has a large number of tax loss carryforwards, which we will use to offset any realized capital gains, in an attempt to minimize taxable distributions to shareholders.

     In general, we continue to be positive in our outlook for the fixed-income markets over the next 12 months. Following the declines in municipal supply in both 1999 and 2000, any year-over-year increase in 2001 should still produce a supply-and-demand scenario that continues to support municipal market prices.


                             [Chart Appears Here]

                                North Carolina
                    Growth of an Assumed $10,000 Investment/6/


          --Nuveen North Carolina Municipal Bond Fund (NAV) $18,032

          --Nuveen North Carolina Municipal Bond Fund (Offer) $17,275

          --Lehman Brothers Municipal Bond Index $19,821


--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.


How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.




Annual Report     page 14

Fund Spotlight as of 5-31-01

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

Quick Facts

                     A Shares        B Shares        C Shares        R Shares
------------------------------------------------------------------------------
NAV                  $10.15          $10.16          $10.14          $10.16
------------------------------------------------------------------------------
CUSIP                67065P840       67065P832       67065P824       67065P816
------------------------------------------------------------------------------
Latest Dividend/1/   $0.0410         $0.0345         $0.0360         $0.0425
------------------------------------------------------------------------------
Inception Date       3/86            2/97            10/93           2/97
------------------------------------------------------------------------------


Annualized Total Returns/2/
                 as of May 31, 2001                       as of March 31, 2001

A Shares                   NAV        Offer                 NAV         Offer

1 - Year                12.41%        7.65%              11.00%         6.31%
------------------------------------------------------------------------------
5 - Year                 5.55%        4.65%               5.61%         4.70%
------------------------------------------------------------------------------
10 - Year                6.08%        5.62%               6.38%         5.93%
------------------------------------------------------------------------------

B Shares              w/o CDSC       w/CDSC            w/o CDSC        w/CDSC

1 - Year                11.46%        7.46%              10.18%         6.18%
------------------------------------------------------------------------------
5 - Year                 4.81%        4.65%               4.87%         4.71%
------------------------------------------------------------------------------
10 - Year                5.58%        5.58%               5.88%         5.88%
------------------------------------------------------------------------------

C Shares                                NAV                               NAV

1 - Year                             11.80%                            10.30%
------------------------------------------------------------------------------
5 - Year                              4.99%                             5.02%
------------------------------------------------------------------------------
10 - Year                             5.48%                             5.78%
------------------------------------------------------------------------------

R Shares                                NAV                               NAV

1 - Year                             12.60%                            11.20%
------------------------------------------------------------------------------
5 - Year                              5.74%                             5.76%
------------------------------------------------------------------------------
10 - Year                             6.17%                             6.46%
------------------------------------------------------------------------------


Tax-Free Yields
        as of May 31, 2001

A Shares                       NAV    Offer

SEC 30-Day Yield             4.53%    4.34%
-------------------------------------------
Taxable-Equivalent Yield/3/  7.13%    6.83%
-------------------------------------------

B Shares                                NAV

SEC 30-Day Yield                      3.78%
-------------------------------------------
Taxable-Equivalent Yield/3/           5.95%
-------------------------------------------

C Shares                                NAV

SEC 30-Day Yield                      3.98%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.27%
-------------------------------------------

R Shares                                NAV

SEC 30-Day Yield                      4.73%
-------------------------------------------
Taxable-Equivalent Yield/3/           7.45%
-------------------------------------------



Bond Credit Quality/4/
[Pie Chart Appears Here]


AAA/U.S. Guaranteed     31%
AA                      38%
A                       16%
BBB                     14%
NR                       1%

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
------------------------------------
Healthcare
22%

Housing (Single Family)
20%

Tax Obligation (Limited)
15%

Utilities
11%

Basic Materials
9%


Portfolio Stats
------------------------------------


Total Net Assets
$197.1 million

Average Duration
8.14

Average Effective Maturity
22.21 years


-------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



                                                       Annual Report     page 15

From the Portfolio Manager

                                           NUVEEN TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Q.   What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     Interest rates. For fixed-income investments, the past year was essentially the story of two different markets -- approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months -- a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     Supply. New issues were notably reduced in 2000 compared with the previous year. And though issuance increased significantly in early 2001, the market offered few opportunities that we believed would benefit the fund. When the availability or quality of bonds does not meet our criteria, we stay the course and wait until we can unearth offerings that may be more effective for helping to reach the fund's objectives.


Your Investment Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

-------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover.
NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

Annual Report     page 16

     Surveillance activities on fund holdings, however, remained active. Nuveen's team of 17 full-time analysts continually monitors credit quality of the fund's holdings. Their analysis, coupled with information about overall portfolio structure, individual bond structure and market price, is used by the investment management team in deciding to increase, decrease or maintain the fund's exposure to a given issuer.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. As shown in the chart below, the fund outperformed its peer group average total returns for the one-year period, strong performance we credit to persistent focus on overall portfolio structure. The fund underperformed for the five-year period due in part to our focus on highly rated issues when interest rates were rising.


Annualized Total Returns as of 5/31/01 /1/

                                    One-Year        Five-Year
Tennessee                            11.18%           5.41%
Class A Shares at NAV

Lipper Tennessee Municipal           11.16%           5.66%
Debt Funds category average /2/

Lehman Brothers Municipal            12.14%
Bond Index /3/

Tax-Free /4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                      4.51%
Taxable-Equivalent Yield /5/          6.94%

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.

Your Fund's Investment Objective
-------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.



-------------------------------------------------------------------------------
/2/ For the Nuveen Tennessee Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 18 funds in the Lipper Tennessee Municipal Debt Funds category for the one-year period ended May 31, 2001, and 15 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 35%.

                                                       Annual Report     page 17

Q.   What themes were underlying your management of the fund during the year?

A. Enhancing portfolio fundamentals was our primary focus. We focused on optimizing portfolio structure and staying fully invested despite a dearth of attractive opportunities. At the end of 2000, we increased call protection by liquidating issues with shorter calls and using the proceeds to buy several new issues with 10-year call protection. To obtain the highest possible price for bonds we sold, we packaged them in smaller block sizes to appeal to the retail investor market, where demand was especially high.

     We continually comb the market for issues that we believe offer more than just attractive yields, and our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and durations of about 5. The Tennessee Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 19.16 years and 7.13 duration, characteristics that can offer potentially higher returns and dividend yield.

     Some notable purchases made during the year include:

     . Metropolitan Government Nashville and Davidson County Health and Higher Education Facilities Authority on behalf of Adventist Healthcare, a healthcare system that operates 29 facilities across several states. Based on the Nuveen research team's familiarity with this issuer, the fund was able to act quickly to purchase these bonds rated Baa1/A- to help fund capital improvements at Tennessee Christian Medical Center in Madison.

     . Maury County Industrial Development Authority bonds issued on behalf of Occidental Petroleum, a recognized leader in the energy and chemicals field. These bonds rated Baa3/BBB- offered a generous yield pickup over higher-rated credits at the time. With the substantial rise in both oil and natural gas prices, this investment provides yield and sector diversification for the fund.

How Your Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

-------------------------------------------------------------------------------


Annual Report     page 18

Q. What is your outlook for the Tennessee municipal market and plans for the Tennessee Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply will remain tight and new-issues will decline from the increased levels seen earlier in 2001, we anticipate retail demand will remain strong. At this time, our primary goal is to maintain the favorable duration we have achieved in an effort to seek enhanced return and yield potential.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market -- and the fund -- should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                         [Mountain Chart Appears Here]
                                   Tennessee
                    Growth of an Assumed $10,000 Investment


----Nuveen Tennessee Municipal Bond Fund (NAV) $18,141

----Nuveen Tennessee Municipal Bond Fund (Offer) $17,379

----Lehman Brothers Municipal Bond Index $19,821


-------------------------------------------------------------------------------

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

                                                       Annual Report     page 19

Fund Spotlight as of 5-31-01

                                            NUVEEN TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Quick Facts

                      A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                   $10.93          $10.94          $10.94          $10.93
--------------------------------------------------------------------------------
CUSIP                 67065P758       67065P741       67065P733       67065P725
--------------------------------------------------------------------------------
Latest Dividend/1/    $0.0460         $0.0390         $0.0410         $0.0475
--------------------------------------------------------------------------------
Inception Date        11/87           2/97            10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                as of May 31, 2001                         as of March 31, 2001

A Shares             NAV     Offer                                  NAV   Offer
1 - Year          11.18%     6.55%                                9.90%   5.32%
--------------------------------------------------------------------------------
5 - Year           5.41%     4.52%                                5.42%   4.52%
--------------------------------------------------------------------------------
10 - Year          6.13%     5.68%                                6.43%   5.97%
--------------------------------------------------------------------------------

B Shares        w/o CDSC    w/CDSC                             w/o CDSC  w/CDSC

1 - Year          10.36%     6.36%                                9.09%   5.09%
--------------------------------------------------------------------------------
5 - Year           4.68%     4.51%                                4.70%   4.53%
--------------------------------------------------------------------------------
10 - Year          5.62%     5.62%                                5.92%   5.92%
--------------------------------------------------------------------------------

C Shares                       NAV                                          NAV
1 - Year                    10.67%                                        9.29%
--------------------------------------------------------------------------------
5 - Year                     4.85%                                        4.82%
--------------------------------------------------------------------------------
10 - Year                    5.55%                                        5.84%
--------------------------------------------------------------------------------

R Shares                       NAV                                          NAV
1 - Year                    11.48%                                       10.09%
--------------------------------------------------------------------------------
5 -Year                      5.58%                                        5.56%
--------------------------------------------------------------------------------
10 - Year                    6.21%                                        6.50%
--------------------------------------------------------------------------------


Tax-Free Yields

        as of May 31, 2001


A Shares                        NAV     Offer
SEC 30-Day Yield              4.51%     4.32%
---------------------------------------------
Taxable-Equivalent Yield/3/   6.94%     6.65%
---------------------------------------------

B Shares                                  NAV
SEC 30-Day Yield                        3.76%
---------------------------------------------
Taxable-Equivalent Yield/3/             5.78%
---------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        3.96%
---------------------------------------------
Taxable-Equivalent Yield/3/             6.09%
---------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        4.71%
---------------------------------------------
Taxable-Equivalent Yield/3/             7.25%
---------------------------------------------

Bond Credit Quality/4/

[Pie Chart appears here]

AAA/U.S. Guaranteed     42%
---------------------------
AA                      30%
---------------------------
A                        7%
---------------------------
BBB                     18%
---------------------------
NR                       3%
---------------------------


Top Five Sectors/4/
---------------------------

U.S. Guaranteed
19%
Healthcare
18%
Housing (Single Family)
14%
Basic Materials
11%
Housing (Multifamily)
6%


Portfolio Stats
--------------------------
Total Net Assets
$289.2 million

Average Duration
7.13

Average Effective Maturity
19.16 years


--------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Annual Report     page 20

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 2.3%

 $    1,500 Brunswick and Glynn County,      3/08 at 102      Baa3 $  1,318,950
             Georgia, Development
             Authority, Revenue
             Refunding Bonds, Series
             1998 (Georgia Pacific
             Corporation Project),
             5.550%, 3/01/26
             (Alternative Minimum Tax)

      1,000 Savannah, Georgia, Economic     No Opt. Call      Baa1    1,047,330
             Development Authority,
             Pollution Control Revenue
             Refunding Bonds, Series
             1995 (Union Camp
             Corporation Project),
             6.150%, 3/01/17

      1,000 Wayne County, Georgia,           5/03 at 102       Baa    1,005,910
             Development Authority,
             Pollution Control Revenue
             Refunding Bonds,
             Series 1993 (ITT Rayonier
             Inc. Project), 6.100%,
             11/01/07

-------------------------------------------------------------------------------
            Consumer Cyclicals - 0.4%

        500 White County, Georgia,           6/02 at 102      BBB+      507,750
             Development Authority,
             Industrial Development
             Revenue Bonds (Springs
             Industries, Inc.), 6.850%,
             6/01/10

-------------------------------------------------------------------------------
            Consumer Staples - 3.8%

      2,500 Albany Dougherty Payroll        No Opt. Call        AA    2,402,625
             Development Authority,
             Georgia, Solid Waste
             Disposal Revenue Bonds (The
             Procter & Gamble Paper
             Products Company Project),
             1999 Series, 5.200%,
             5/15/28 (Alternative
             Minimum Tax)

      1,000 Cartersville Development         5/02 at 102        A+    1,045,810
             Authority, Georgia, Water
             and Wastewater Facilities
             Revenue Bonds
             (Anheuser-Busch Project),
             Series 1992, 6.750%,
             2/01/12 (Alternative
             Minimum Tax)

      2,000 Cartersville Development         5/07 at 101        A+    2,065,320
             Authority, Georgia, Sewage
             Facilities Refunding
             Revenue Bonds
             (Anheuser-Busch Project),
             Series 1997, 6.125%,
             5/01/27 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 9.6%

      5,000 Development Authority of         9/11 at 102       AAA    4,905,450
             Fulton County, Georgia,
             Revenue Bonds (TUFF/Atlanta
             Housing, LLC Project at
             Georgia State University),
             Series 2001A, 5.250%,
             9/01/32

      1,000 Private Colleges and            No Opt. Call       AAA    1,160,480
             Universities Authority,
             Georgia, Revenue Bonds
             (Mercer University
             Project), Series 1991,
             6.500%, 11/01/15

      8,000 Private Colleges and             6/09 at 102         A    7,242,480
             Universities Authority,
             Georgia, Student Housing
             Revenue Bonds (Mercer
             Housing Corporation
             Project), Tax-Exempt Series
             1999A, 5.375%, 6/01/31

        500 Private Colleges and             6/04 at 102       AAA      536,960
             Universities Authority,
             Georgia, Revenue Refunding
             Bonds (Spelman College
             Project), Series 1994,
             6.200%, 6/01/14

-------------------------------------------------------------------------------
            Healthcare - 9.8%

      5,000 Baldwin County Hospital         12/08 at 102       BBB    3,831,500
             Authority, Georgia, Revenue
             Bonds (Oconee Regional
             Medical Center),
             Series 1998, 5.375%,
             12/01/28

      4,200 Chatham County Hospital          7/11 at 101        A-    4,255,356
             Authority, Savannah,
             Georgia, Hospital Revenue
             Improvement Bonds (Memorial
             Health University Medical
             Center, Inc.), Series
             2001A, 6.125%, 1/01/24

      1,000 Coffee County Hospital          12/06 at 102       N/R      967,420
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Coffee Regional Medical
             Center, Inc. Project),
             Series 1997A, 6.750%,
             12/01/16

      2,000 City of Dalton Development      No Opt. Call       AAA    2,065,000
             Authority, Georgia, Revenue
             Certificates (Hamilton
             Health Care System), Series
             1996, 5.500%, 8/15/26

      1,000 Hall County and the City of     10/05 at 102       AAA    1,047,830
             Gainesville Hospital
             Authority, Revenue
             Anticipation Certificates
             (Northeast Georgia
             Healthcare Project), Series
             1995, 6.000%, 10/01/20

      2,250 City of Royston Hospital         7/09 at 102       N/R    1,895,288
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Ty Cobb Healthcare System,
             Inc. Project), Series 1999,
             6.500%, 7/01/27

-------------------------------------------------------------------------------
            Housing/Multifamily - 16.5%

            Housing Authority of the
            City of Atlanta, Georgia,
            Multifamily Housing Revenue
            Bonds (The Village at
            Castleberry Hill Project),
            GNMA Collateralized Series
            1999:
      1,500  5.300%, 2/20/29                 2/09 at 102       AAA    1,475,895
             (Alternative Minimum Tax)
      5,000  5.400%, 2/20/39                 2/09 at 102       AAA    4,925,100
             (Alternative Minimum Tax)

      1,840 Housing Authority of the         5/05 at 102        Aa    1,907,344
             City of Augusta, Georgia,
             Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage
             Loan - River Glen
             Apartments Section 8
             Assisted Project), Series
             1995A, 6.500%, 5/01/27


--------------------------------------------------------------------------------
21

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily
            (continued)

 $    1,000 Housing Authority of County      1/05 at 102       AAA $  1,068,700
             of DeKalb, Georgia,
             Multifamily Housing Revenue
             Bonds (The Lakes at Indian
             Creek Apartments Project),
             Series 1994, 7.150%,
             1/01/25 (Alternative
             Minimum Tax)

      3,470 Housing Authority of County      1/06 at 102         A    3,572,469
             of DeKalb, Georgia,
             Multifamily Housing Revenue
             Bonds (Regency Woods I and
             II Project), Senior Series
             1996A, 6.500%, 1/01/26

      4,000 Housing Authority of Fulton      7/06 at 102       AAA    4,509,840
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Concorde Place
             Apartments Project), Series
             1996A, 6.375%, 1/01/27
             (Alternative Minimum Tax)

      4,715 Housing Authority of the         6/07 at 102       AAA    4,958,153
             City of Lawrenceville,
             Georgia, Multifamily
             Housing Revenue Bonds
             (Knollwood Park Apartments
             Project), Series 1997,
             6.250%, 12/01/29
             (Alternative Minimum Tax)

      1,295 Housing Authority of the        10/04 at 102       Aaa    1,348,289
             City of Macon, Georgia,
             Multifamily Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - The Vistas), Series
             1994A, 6.450%, 4/01/26

-------------------------------------------------------------------------------
            Housing/Single Family - 9.4%

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Bonds (GNMA Mortgage-Backed
            Securities Program),
            Series 1995A:
        230  6.550%, 3/01/18                 3/05 at 102       AAA      237,512
            (Alternative Minimum Tax)
         80  6.600%, 3/01/28                 3/05 at 102       AAA       82,334
            (Alternative Minimum Tax)

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Refunding Bonds (GNMA
            Mortgage-Backed Securities
            Program), Series 1996A:
        415  6.125%, 9/01/18                 9/06 at 102       AAA      432,057
             (Alternative Minimum Tax)
        655  6.200%, 9/01/27                 9/06 at 102       AAA      680,617
             (Alternative Minimum Tax)

      1,215 Georgia Housing and Finance      6/04 at 102       AAA    1,253,054
             Authority, Single Family
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1994 Series A,
             6.500%, 12/01/17
             (Alternative Minimum Tax)

        865 Georgia Housing and Finance      3/05 at 102       AAA      898,527
             Authority, Single Family
             Mortgage Bonds, 1995
             Series A, Subseries A-2,
             6.400%, 12/01/15
             (Alternative Minimum Tax)

      1,400 Georgia Housing and Finance      6/05 at 102       AAA    1,465,254
             Authority, Single Family
             Mortgage Bonds, 1995
             Series B, Subseries B-2,
             6.550%, 12/01/27
             (Alternative Minimum Tax)

      3,245 Georgia Housing and Finance      6/06 at 102       AAA    3,348,029
             Authority, Single Family
             Mortgage Bonds, 1996
             Series A, Subseries A-2,
             6.450%, 12/01/27
             (Alternative Minimum Tax)

      4,000 Georgia Housing and Finance     12/10 at 100       AAA    4,032,680
             Authority, Single Family
             Mortgage Bonds,
             Series 2001A2, 5.700%,
             12/01/31 (Alternative
             Minimum Tax)

        945 Georgia Residential Finance     12/01 at 103       AA+      975,495
             Authority, Home Ownership
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1991 Series A,
             7.250%, 12/01/21
             (Alternative Minimum Tax)

         55 Georgia Residential Finance      6/01 at 101       AA+       55,653
             Authority, Single Family
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1988 Series B,
             8.000%, 12/01/16

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
              20.3%

        570 Burke County Development         8/01 at 102         A      583,002
             Authority, Georgia,
             Industrial Development
             Revenue Bonds (Georgia Safe
             Corporation Project),
             Series 1991, 7.500%,
             2/01/11 (Alternative
             Minimum Tax)

      1,150 Burke County Economic           12/02 at 102         A    1,223,635
             Development Authority,
             Georgia, Revenue Bonds
             (Ritz Instrument
             Transformers, Inc.
             Project), Series 1991A,
             7.250%, 12/01/11
             (Alternative Minimum Tax)

      1,750 Butts County Association        12/04 at 102       AAA    1,943,200
             County Commissioners,
             Georgia, Certificates of
             Participation (Leasing
             Program - Georgia Public
             Purpose Project),
             Series 1994, 6.750%,
             12/01/14

      1,000 Clarke County Hospital           1/07 at 100       AAA      956,180
             Authority, Georgia,
             Hospital Revenue
             Certificates (Athens
             Regional Medical Center
             Project), Series 1996,
             5.000%, 1/01/27

      6,000 Clarke County Hospital           1/09 at 101       AAA    5,926,500
             Authority, Georgia,
             Hospital Revenue
             Certificates (Athens
             Regional Medical Center
             Project), Series 1999,
             5.250%, 1/01/29

      1,215 Clayton County Solid Waste       2/02 at 102        AA    1,260,550
             Management Authority,
             Georgia, Revenue Bonds,
             Series 1992A, 6.500%,
             2/01/12

      1,000 Downtown Smyrna Development      2/05 at 102       AAA    1,118,750
             Authority, Georgia, Revenue
             Bonds, Series 1994, 6.600%,
             2/01/17

      2,765 Metropolitan Atlanta Rapid      No Opt. Call       AA-    3,126,607
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series N, 6.250%,
             7/01/18

--------------------------------------------------------------------------------
22

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $      500 Metropolitan Atlanta Rapid      No Opt. Call       AAA $    571,915
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series P, 6.250%,
             7/01/20

        125 Puerto Rico Infrastructure       7/01 at 100      BBB+      126,838
             Finance Authority, Special
             Tax Revenue Bonds,
             Series 1988A, 7.750%,
             7/01/08

      7,000 Rockdale County Water and        1/10 at 101       AAA    7,036,120
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1999A, 5.375%,
             7/01/29

      4,000 Upper Oconee Basin Water         7/08 at 102       AAA    3,977,320
             Authority, Georgia, Revenue
             Bonds, Series 1997, 5.250%,
             7/01/27

      1,250 Ware County Hospital             3/02 at 102       AAA    1,298,238
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Satilla Park Hospital),
             Series 1992A, 6.625%,
             3/01/15

-------------------------------------------------------------------------------
            Transportation - 0.7%

      1,000 City of Atlanta, Georgia,        1/07 at 101       AAA    1,049,540
             Airport Facilities Revenue
             Refunding Bonds,
             Series 1996, 5.250%,
             1/01/10

-------------------------------------------------------------------------------
            U.S. Guaranteed - 14.2%

        505 Cherokee County Water and       No Opt. Call       AAA      657,939
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1985, 9.750%,
             8/01/09

        500 Colquitt County Hospital         3/02 at 102       AAA      524,415
             Authority, Georgia,
             Hospital Revenue
             Certificates, Series 1992,
             6.700%, 3/01/12
             (Pre-refunded to 3/01/02)

      1,000 City of Conyers, Georgia,        7/04 at 102       AAA    1,102,590
             Water and Sewerage Revenue
             Bonds, Series 1994A,
             6.600%, 7/01/15

        800 Downtown Marietta                1/02 at 102       Aaa      833,496
             Development Authority,
             Georgia, Revenue Bonds,
             Series 1992, 6.600%,
             1/01/19
             (Pre-refunded to 1/01/02)

            Fulco Hospital Authority,
            Revenue Anticipation
            Certificates (Georgia
            Baptist Health Care System
            Project), Series 1992A:
      3,000  6.250%, 9/01/13 (Pre-           9/02 at 102   Baa1***    3,173,970
             refunded to 9/01/02)
      2,600  6.375%, 9/01/22 (Pre-           9/02 at 102   Baa1***    2,754,726
             refunded to 9/01/02)

      2,250 Fulco Hospital Authority,        9/02 at 102   Baa1***    2,383,898
             Refunding Revenue
             Anticipation Certificates
             (Georgia Baptist Health
             Care System Project),
             Series 1992B, 6.375%,
             9/01/22 (Pre-refunded to
             9/01/02)

      1,650 Metropolitan Atlanta Rapid       7/04 at 102       AAA    1,844,123
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Second Indenture Series,
             Series 1994A, 6.900%,
             7/01/20 (Pre-refunded to
             7/01/04)

            Peach County School
            District, Georgia, General
            Obligation School Bonds,
            Series 1994:
      1,015  6.300%, 2/01/14 (Pre-           2/05 at 102       AAA    1,125,168
             refunded to 2/01/05)
      3,810  6.400%, 2/01/19 (Pre-           2/05 at 102       AAA    4,236,530
             refunded to 2/01/05)

      1,500 Washington County School         1/05 at 102       AAA    1,687,680
             District, Georgia, General
             Obligation School Bonds,
             Series 1994, 6.875%,
             1/01/14 (Pre-refunded to
             1/01/05)

-------------------------------------------------------------------------------
            Utilities - 7.6%

      1,800 Development Authority of         1/04 at 101       AAA    1,957,032
             Appling County, Georgia,
             Pollution Control Revenue
             Bonds (Oglethorpe Power
             Corporation Hatch Project),
             Series 1994, 7.150%,
             1/01/21

      4,410 City of Fairburn, Georgia,      10/10 at 101       BBB    4,422,348
             Combined Utility Revenue
             Bonds, Series 2000, 5.750%,
             10/01/20

      1,500 Municipal Electric Authority     1/15 at 100         A    1,689,210
             of Georgia, General Power
             Revenue Bonds, 1992B
             Series, 6.375%, 1/01/16

      1,000 Municipal Electric Authority     1/10 at 100       AAA    1,069,080
            of Georgia, Power Revenue
            Bonds, Series Z, 5.500%,
            1/01/12

            Development Authority of
            Monroe County, Georgia,
            Pollution Control Revenue
            Bonds (Oglethorpe Power
            Corporation Scherer
            Project), Series 1992A:
        500  6.750%, 1/01/10                No Opt. Call         A      570,740
      1,000  6.800%, 1/01/12                No Opt. Call         A    1,144,980

-------------------------------------------------------------------------------
            Water and Sewer - 4.2%

            City of Brunswick, Georgia,
            Water and Sewerage Revenue
            Refunding and Improvement
            Bonds, Series 1992:
        500  6.000%, 10/01/11               No Opt. Call       AAA      562,060
        400  6.100%, 10/01/19               No Opt. Call       AAA      448,828

      2,000 Cherokee County Water and       No Opt. Call       AAA    2,093,079
             Sewerage Authority,
             Georgia, Water and Sewerage
             Revenue Bonds, Refunding
             and Improvements
             Series 1993, 5.500%,
             8/01/23


--------------------------------------------------------------------------------
23

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer (continued)

 $    1,500 Coweta County Water and          6/11 at 102       Aaa $  1,492,769
             Sewer Authority, Georgia,
             Revenue Bonds, Series 2001,
             5.250%, 6/01/26
             (WI, settling 6/05/01)

        250 DeKalb County, Georgia,         10/10 at 101        AA      250,392
             Water and Sewerage Bonds,
             Series 2000, 5.375%,
             10/01/35

      1,000 City of Milledgeville,          No Opt. Call       AAA    1,116,749
             Georgia, Water and Sewerage
             Revenue and Refunding
             Bonds, Series 1996, 6.000%,
             12/01/16

-------------------------------------------------------------------------------
 $  139,190 Total Investments (cost                                 141,868,658
             $137,411,192) - 98.8%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         1,745,483
             Liabilities - 1.2%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $143,614,141
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 6.0%

 $    1,000 Parish of DeSoto, Louisiana,     6/05 at 102      BBB+ $  1,024,340
             Environmental Improvement
             Revenue Refunding Bonds,
             1995 Series B
             (International Paper
             Company Project), 6.550%,
             4/01/19 (Alternative
             Minimum Tax)

      1,250 Parish of DeSoto, Louisiana,    11/08 at 101      BBB+    1,178,600
             Environmental Improvement
             Revenue Bonds, 1998 Series
             A (International Paper
             Company Project), 5.600%,
             11/01/22 (Alternative
             Minimum Tax)

      3,000 Parish of Natchitoches,         12/03 at 102        A-    2,884,320
             Louisiana, Solid Waste
             Disposal Revenue Bonds,
             Series 1993 (Willamette
             Industries Project),
             5.875%, 12/01/23
             (Alternative Minimum Tax)

      1,500 Parish of Saint Charles,        11/02 at 102         A    1,570,515
             Louisiana, Pollution
             Control Revenue Bonds,
             Series 1992 (Union Carbide
             Project), 7.350%, 11/01/22
             (Alternative Minimum Tax)

      1,000 Parish of St. John the          12/08 at 101      Baa1      928,870
             Baptist, Louisiana,
             Environmental Improvement
             Revenue Bonds, Refunding
             Series of 1998 (USX
             Corporation Project),
             5.350%, 12/01/13

-------------------------------------------------------------------------------
            Consumer Staples - 0.6%

        705 The Children's Trust Fund,       7/10 at 100       Aa3      736,817
             Tobacco Settlement Asset-
             Backed Bonds, Series 2000,
             6.000%,
             7/01/26 (DD, settling
             6/01/01)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.5%

      1,500 Calacasieu Parish,               5/11 at 101       AAA    1,475,955
             Louisiana, Public Trust
             Authority, University
             Student Lease Revenue Bonds
             (McNeese State University
             Student Housing - Cowboy
             Facilities Inc. Project),
             Series 2001, 5.250%,
             5/01/33

        380 Louisiana Public Facilities      4/02 at 102        A+      398,578
             Authority, College and
             University Equipment and
             Capital Facilities Revenue
             Refunding Bonds (Loyola
             University Project), Series
             1992, 6.750%, 4/01/10

-------------------------------------------------------------------------------
            Energy - 3.0%

      1,000 Lake Charles, Louisiana,        12/02 at 102      BBB-    1,040,250
             Harbor and Terminal
             District, Port Facilities
             Refunding Revenue Bonds,
             Series 1992 (Occidental
             Petroleum Corporation
             Project), 7.200%, 12/01/20

        500 Louisiana Offshore Terminal      9/01 at 102         A      514,300
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage Series 1991B
             (LOOP Inc. Project),
             7.200%, 9/01/08

        475 Louisiana Offshore Terminal      9/01 at 101         A      486,001
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage Series E (LOOP
             Inc.), 7.600%, 9/01/10

        500 Louisiana Offshore Terminal     10/08 at 100         A      492,335
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             Series 1998 (LOOP LLC
             Project), 5.200%, 10/01/18

      1,200 Parish of St. Bernard,          11/06 at 102       AAA    1,235,988
             Louisiana, Exempt Facility
             Revenue Bonds, Series 1996
             (Mobil Oil Corporation
             Project), 5.900%, 11/01/26
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 16.8%

      1,000 Louisiana Public Facilities      7/07 at 101       AAA    1,003,530
             Authority, Hospital Revenue
             and Refunding Bonds
             (Woman's Hospital
             Foundation Project), Series
             1997, 5.375%, 10/01/22

      1,800 Louisiana Public Facilities     No Opt. Call       AAA    1,892,988
             Authority, Hospital Revenue
             Bonds (Franciscan
             Missionaries of Our Lady
             Health System Project),
             Series 1998A, 5.750%,
             7/01/25

      5,000 Louisiana Public Facilities      1/08 at 102      BBB+    4,156,350
             Authority, Hospital Revenue
             and Refunding Bonds
             (Lincoln Health System
             Project), Series 1998,
             5.150%, 1/01/19

      2,300 Louisiana Public Facilities      8/09 at 101      BBB+    2,198,179
             Authority, Hospital Revenue
             Bonds (Touro Infirmary
             Project),
             Series 1999A, 5.625%,
             8/15/29

      1,325 Louisiana Public Facilities      5/02 at 102       AAA    1,376,582
             Authority, Revenue Bonds
             (Alton Ochsner Medical
             Foundation Project), Series
             1992-B, 6.500%, 5/15/22

      3,400 Louisiana Public Facilities     No Opt. Call       AA+    3,273,452
             Authority, Health
             Facilities Revenue
             Refunding Bonds (Sisters of
             Mercy Health System, St.
             Louis, Inc.), Series 1993A,
             5.000%, 6/01/19

      2,500 Louisiana Public Facilities     11/04 at 102       AAA    2,629,075
             Authority, Revenue Bonds
             (General Health, Inc.
             Project), Series 1994,
             6.375%, 11/01/24

        440 Louisiana Public Facilities      1/05 at 102       AAA      462,594
             Authority, Revenue Bonds
             (Mary Bird Perkins Cancer
             Center Project), Series
             1994, 6.200%, 1/01/19

--------------------------------------------------------------------------------
25

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    2,180 St. Tammany Parish Hospital     10/04 at 102       AAA $  2,356,536
             Service District No. 2,
             State of Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             10/01/14

        885 Tangipahoa Parish Hospital       2/04 at 102       AAA      921,320
             Service District No. 1,
             State of Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             2/01/24

      1,000 Terrebonne Parish Hospital       4/08 at 102       AAA    1,000,480
             Service District No. 1,
             State of Louisiana,
             Hospital Revenue and
             Refunding Bonds (Terrebonne
             General Medical Center
             Project), Series 1998,
             5.375%, 4/01/28

-------------------------------------------------------------------------------
            Housing/Multifamily - 1.6%

        750 Lake Charles, Louisiana, Non    10/01 at 100       AAA      752,040
             Profit Housing Development
             Corporation, Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - Section 8 Assisted
             Chateau Project), Series
             1990A,
             7.875%, 2/15/25

        735 Louisiana Public Facilities      6/03 at 103       AAA      770,956
             Authority, Revenue Bonds
             (Walmsley Housing
             Corporation), Series 1989A,
             7.500%, 6/01/21

        500 Louisiana Public Facilities     11/01 at 102        AA      514,580
             Authority, Multifamily
             Housing Revenue Bonds (VOA
             National Housing
             Corporation Projects),
             Series 1991, 7.750%,
             11/01/16

-------------------------------------------------------------------------------
            Housing/Single Family -
             13.8%

      1,500 Calcasieu Parish, Louisiana,     4/11 at 105       Aaa    1,560,660
             Public Trust Authority,
             Single Family Mortgage
             Revenue Refunding Bonds,
             Series 2001A, 6.050%,
             4/01/32

      2,235 East Baton Rouge Mortgage       10/07 at 102       Aaa    2,289,422
             Finance Authority, Single
             Family Mortgage Revenue
             Refunding Bonds (GNMA and
             FNMA Mortgage-Backed
             Securities Program), Series
             1997D, 5.900%, 10/01/30
             (Alternative Minimum Tax)

      2,125 Jefferson Parish, Louisiana,     6/10 at 105       Aaa    2,417,825
             Home Mortgage Authority,
             Single Family Mortgage
             Revenue Bonds, Series
             2000C-1, 7.250%, 6/01/32
             (Alternative Minimum Tax)

        180 Louisiana Housing Finance        6/05 at 102       Aaa      185,657
             Agency, Single Family
             Mortgage Revenue Bonds,
             Series 1995A-2,
             6.550%, 12/01/26
             (Alternative Minimum Tax)

            Louisiana Housing Finance
            Agency, Single Family
            Mortgage Revenue Bonds (Tax
            Exempt Bonds), Series 1997B-
            2:
        960  5.600%, 6/01/17                 6/07 at 102       Aaa      943,104
             (Alternative Minimum Tax)
      1,370  5.500%, 12/01/22                6/07 at 102       Aaa    1,332,983

      1,250 Louisiana Housing Finance        6/10 at 101       Aaa    1,406,288
             Agency, Single Family
             Mortgage Revenue Bonds
             (Homeownership Program),
             Series 2000D-2, 7.050%,
             6/01/31 (Alternative
             Minimum Tax)

      1,000 Louisiana Public Facilities      8/07 at 102       Aaa    1,017,500
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, Series 1997B,
             5.750%, 8/01/31

        375 New Orleans, Louisiana, Home     7/01 at 101       Aaa      377,963
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series
             1988-C1, 7.750%, 12/01/22
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/06 at 102       Aaa    1,027,940
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series 1996A,
             6.100%, 12/01/29
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/07 at 102       Aaa    1,014,700
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series 1997A,
             5.850%, 12/01/30
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/08 at 101       Aaa      963,150
             Mortgage Authority, Single
             Family Mortgage Revenue
             Refunding Bonds, Series
             1998B-2, 5.200%, 12/01/21
             (Alternative Minimum Tax)

            Rapides, Louisiana, Finance
            Authority, Single Family
            Mortgage Revenue Refunding
            Bonds (GNMA and Fannie Mae
            Mortgage-Backed Securities
            Program), Series 1998B:
        800  5.350%, 6/01/26                 6/08 at 102       Aaa      795,200
      1,990  5.450%, 12/01/30                6/08 at 102       Aaa    1,942,101
             (Alternative Minimum Tax)

         72 St. Bernard Parish,             No Opt. Call        A1       77,053
             Louisiana, Home Mortgage
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, 1991 Series A,
             8.000%, 3/25/12

-------------------------------------------------------------------------------
            Long-Term Care - 4.0%

      3,000 Louisiana Housing Finance        9/05 at 103       AAA    3,222,720
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan -
             St. Dominic Assisted Care
             Facility), Series 1995,
             6.950%, 9/01/36


--------------------------------------------------------------------------------
26

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Long-Term Care (continued)

 $    1,740 Louisiana Housing Finance        1/04 at 101       AAA $  1,814,507
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan - Villa Maria
             Retirement Center Project),
             Series 1993, 7.100%,
             1/20/35

-------------------------------------------------------------------------------
            Tax Obligation/General -
             7.5%

            City of New Orleans,
             Louisiana, General
             Obligation Refunding Bonds,
             Series 1991:
      2,000  0.000%, 9/01/10                No Opt. Call       AAA    1,293,180
      2,800  0.000%, 9/01/15                No Opt. Call       AAA    1,325,016

     13,875 Orleans Parish School Board,    No Opt. Call       AAA    6,770,168
             Louisiana, Public School
             Refunding Bonds, Series
             1991, 0.000%, 2/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             24.0%

      1,000 Jefferson Sales Tax             12/02 at 100       AAA    1,053,460
             District, Parish of
             Jefferson, Louisiana,
             Special Sales Tax Revenue
             Bonds, Series 1991B,
             6.750%, 12/01/06

      3,000 Louisiana Local Government      No Opt. Call       AAA    2,778,510
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 1999,
             4.500%, 12/01/18

      5,250 Louisiana Local Government      No Opt. Call       AAA    6,011,040
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 2000A,
             6.300%, 7/01/30

      1,000 Louisiana Office Facilities      3/09 at 101       AAA    1,009,340
             Corporation, Lease Revenue
             Bonds (Louisiana State
             Capitol Complex Program),
             Series 1999A, 5.250%,
             3/01/18

      1,870 Louisiana Stadium and            7/09 at 102       AAA    1,729,582
             Exposition District, Hotel
             Occupancy Tax Refunding
             Bonds, Series 1998B,
             4.750%, 7/01/21

      1,500 Louisiana Office Facilities     12/01 at 103      BBB+    1,571,805
             Corporation (Non Profit
             Corporation), Capital
             Facilities Bonds (Statewide
             Lease/Purchase Program),
             Series 1990, 7.750%,
             12/01/10

      7,700 Puerto Rico Highway and          7/16 at 100         A    7,331,016
             Transportation Authority,
             Highway Revenue Bonds,
             Series Y of 1996,
             5.000%, 7/01/36

            Puerto Rico Highway and
             Transportation Authority,
             Transportation Revenue
             Bonds, Series B:
      3,000  6.500%, 7/01/27                 7/10 at 101         A    3,374,730
      1,000  5.875%, 7/01/35                 7/10 at 101       AAA    1,076,310

      1,000 Board of Supervisors of the      9/09 at 102       AAA    1,093,670
             University of Louisiana
             System, Lease Revenue Bonds
             (University of Louisiana at
             Lafayette Cajundome
             Convention Center Project),
             Series 2000, 6.250%,
             9/01/29

      3,000 Virgin Islands Public           10/10 at 101      BBB-    3,213,090
             Finance Authority, Revenue
             Bonds (Virgin Islands Gross
             Receipts Taxes Loan Note),
             Series 1999A, 6.375%,
             10/01/19

-------------------------------------------------------------------------------
            Transportation - 2.1%

        505 New Orleans, Louisiana,         10/07 at 102       AAA      504,818
             Aviation Board Revenue
             Bonds, Series 1997B-1,
             5.450%, 10/01/27
             (Alternative Minimum Tax)

      2,100 City of Shreveport,              1/08 at 102       AAA    2,076,459
             Louisiana, Airport System
             Revenue Bonds, Series
             1997A, 5.375%, 1/01/28
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            U.S. Guaranteed - 8.9%

        645 Louisiana Public Facilities     11/01 at 100       AAA      771,691
             Authority, Hospital Revenue
             Refunding Bonds (Southern
             Baptist Hospitals, Inc.
             Project), Series 1986,
             8.000%, 5/15/12

      1,125 Louisiana Public Facilities     10/02 at 102     A2***    1,206,259
             Authority, Hospital Revenue
             Bonds (Woman's Hospital
             Foundation Project),
             Series 1992, 7.250%,
             10/01/22 (Pre-refunded to
             10/01/02)

      2,000 Louisiana Public Facilities     10/02 at 102       AAA    2,129,820
             Authority, Hospital Revenue
             Refunding Bonds (Lafayette
             General Medical Center
             Project), Series 1992,
             6.500%, 10/01/22 (Pre-
             refunded to 10/01/02)

     10,000 Louisiana Public Facilities     No Opt. Call       AAA    3,704,800
             Authority, Revenue Bonds,
             Custodial Receipts
             (Walmsley Housing), Series
             1990B, 0.000%, 12/01/19

      1,900 City of New Orleans Audubon      4/02 at 102    N/R***    2,016,109
             Park Commission, Aquarium
             Revenue Bonds, Series 1992,
             8.000%, 4/01/12 (Pre-
             refunded to 4/01/02)


--------------------------------------------------------------------------------
27

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 May 31, 2001

 Principal
    Amount                                 Optional Call                 Market
     (000) Description                       Provisions* Ratings**        Value
-------------------------------------------------------------------------------
           U.S. Guaranteed (continued)

  $  1,000 Puerto Rico Infrastructure       10/10 at 101       AAA $  1,041,120
            Financing Authority, Special
            Obligation Bonds, 2000
            Series A, 5.500%, 10/01/20

       240 Shreveport, Louisiana, Home      No Opt. Call       Aaa      265,253
            Mortgage Authority, Single
            Family Mortgage Revenue
            Bonds, Series 1979A, 6.750%,
            9/01/10

-------------------------------------------------------------------------------
           Utilities - 7.6%

     3,000 Lake Charles, Louisiana,          8/02 at 103        A3    3,191,910
            Harbor and Terminal
            District, Port Facilities
            Revenue Refunding Bonds
            (Trunkline LNG Company
            Project - Panhandle Eastern
            Corporation), Series 1992,
            7.750%, 8/15/22

       750 Puerto Rico Electric Power        7/10 at 101       AAA      755,513
            Authority, Power Revenue
            Bonds, Series HH, 5.250%,
            7/01/29

     1,000 St. Charles Parish,              11/02 at 102       BBB      975,390
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1993A, 6.200%, 5/01/23
            (Alternative Minimum Tax)

     2,000 St. Charles Parish,               7/04 at 102       BBB    2,095,620
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1994A, 6.875%, 7/01/24
            (Alternative Minimum Tax)

     1,000 St. Charles Parish,              11/01 at 101      BBB-      975,190
            Louisiana, Environmental
            Revenue Bonds (Louisiana
            Power and Light Company
            Project), Series 1995,
            6.375%, 11/01/25
            (Alternative Minimum Tax)

     1,500 St. Charles Parish,              12/02 at 102       BBB    1,554,794
            Louisiana, Solid Waste
            Disposal Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1992A, 7.000%, 12/01/22
            (Alternative Minimum Tax)

-------------------------------------------------------------------------------
           Water and Sewer - 1.3%

     1,500 Louisiana Public Facilities       2/03 at 101        AA    1,575,899
            Authority, Revenue Bonds,
            Series 1992 (Baton Rouge
            Water Works Company
            Project), 6.400%, 2/01/10
            (Alternative Minimum Tax)

-------------------------------------------------------------------------------
  $137,682 Total Investments (cost                                  124,135,866
            $119,602,164) - 98.7%
-------------------------------------------------------------------------------
------------
           Other Assets Less                                          1,584,549
            Liabilities - 1.3%
         ----------------------------------------------------------------------
           Net Assets - 100%                                       $125,720,415
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 8.9%

 $    1,400 Haywood County Industrial        9/05 at 102      Baa1 $  1,414,952
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Environmental
             Improvement Revenue Bonds
             (Champion International
             Corporation Project),
             Series 1995, 6.250%,
             9/01/25 (Alternative
             Minimum Tax)

      4,000 Haywood County Industrial       10/03 at 102      BBB+    3,835,800
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Champion International
             Corporation Project),
             Series 1993,
             5.500%, 10/01/18
             (Alternative Minimum Tax)

      3,100 Haywood County Industrial        3/06 at 102      Baa1    3,106,510
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Refunding
             Revenue Bonds (Champion
             International Corporation
             Project), Series 1995,
             6.000%, 3/01/20

      1,900 Martin County Industrial         9/01 at 103         A    1,964,961
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1991,
             7.250%, 9/01/14
             (Alternative Minimum Tax)

      6,000 Martin County Industrial         5/04 at 102         A    6,234,960
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1994,
             6.800%, 5/01/24
             (Alternative Minimum Tax)

      1,000 Martin County Industrial        11/05 at 102         A      996,260
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1995,
             6.000%, 11/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 5.2%

            North Carolina Educational
            Facilities Finance Agency,
            Revenue Bonds (High Point
            College Project),
            Series 1989:
        165  7.050%, 12/01/05            6/01 at 101 1/2        A3      167,949
        175  7.100%, 12/01/06            6/01 at 101 1/2        A3      178,134

      4,220 North Carolina Educational      10/06 at 102       AA+    4,203,415
             Facilities Finance
             Agency, Refunding Revenue
             Bonds (Duke University
             Project), Series 1996B,
             5.000%, 10/01/17

      1,000 North Carolina State             7/05 at 102         A    1,033,010
             Education Assistance
             Authority, Guaranteed
             Student Loan Revenue
             Bonds (Subordinate Lien),
             1995 Series A, 6.300%,
             7/01/15 (Alternative
             Minimum Tax)

            University of North
            Carolina at Chapel Hill,
            Utilities Systems Revenue
            Refunding Bonds,
            Series 1997:
      4,000  0.000%, 8/01/15                No Opt. Call       Aa1    1,919,640
      4,265  0.000%, 8/01/18                No Opt. Call       Aa1    1,693,333
      2,750  0.000%, 8/01/20                No Opt. Call       Aa1      968,440

-------------------------------------------------------------------------------
            Energy - 1.9%

      3,600 New Hanover County               7/02 at 102      BBB-    3,689,028
             Industrial Facilities and
             Pollution Control
             Financing Authority,
             North Carolina, Revenue
             Refunding Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 1992, 6.700%,
             7/01/19

-------------------------------------------------------------------------------
            Healthcare - 22.5%

      5,500 Charlotte-Mecklenburg            1/06 at 102        AA    5,629,635
             Hospital Authority, North
             Carolina, Health Care
             System Revenue Refunding
             Bonds, Series A, 5.875%,
             1/15/26

      6,000 Charlotte-Mecklenburg            1/07 at 102        AA    5,763,480
             Hospital Authority (Doing
             Business as Carolina
             Healthcare System), North
             Carolina, Health Care
             System Revenue Bonds,
             Series 1997A, 5.125%,
             1/15/22

      4,000 County of Cumberland,           10/09 at 101        A-    3,626,040
             North Carolina, Hospital
             Facility Revenue Bonds
             (Cumberland County
             Hospital System Inc. -
              Cape Fear Valley Health
             System), Series 1999,
             5.250%, 10/01/29

      4,500 North Carolina Medical           6/08 at 101        AA    3,954,825
             Care Commission, Health
             Care Facilities Revenue
             Bonds (Duke University
             Health System),
             Series 1998A, 4.750%,
             6/01/28

            North Carolina Medical
            Care Commission, Health
            Care Facilities Revenue
            Bonds (Scotland Memorial
            Hospital Project),
            Series 1999:
        625  5.500%, 10/01/19               10/08 at 102        AA      630,169
      1,385  5.500%, 10/01/29               10/08 at 102        AA    1,368,228

     10,500 North Carolina Medical          10/11 at 101       AAA    9,913,260
             Care Commission, Health
             Care Facilities Revenue
             Bonds (WakeMed Project),
             Series 2001, 5.000%,
             10/01/32


--------------------------------------------------------------------------------
29

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund (continued) May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    2,000 North Carolina Medical          10/08 at 101       AAA $  1,919,260
             Care Commission, Hospital
             Revenue Bonds (Mission-
             St. Joseph's Health
             System), Series 1998,
             5.125%, 10/01/28

      3,500 North Carolina Medical           6/09 at 102         A    3,600,870
             Care Commission, Hospital
             Revenue Bonds
             (Southeastern Regional
             Medical Center),
             Series 1999, 6.250%,
             6/01/29

      2,500 Surry County Northern           10/01 at 102      BBB-    2,501,675
             Hospital District, North
             Carolina, Health Care
             Facilities Revenue
             Refunding Bonds,
             Series 1991, 7.875%,
             10/01/21

      5,750 Board of Governors of the        2/06 at 102        AA    5,560,308
             University of North
             Carolina, University of
             North Carolina Hospitals
             at Chapel Hill, Revenue
             Bonds, Series 1996,
             5.250%, 2/15/26

-------------------------------------------------------------------------------
            Housing/Multifamily - 0.3%

        620 North Carolina Housing           7/02 at 102       Aa2      651,738
             Finance Agency,
             Multifamily Revenue
             Refunding Bonds, 1992
             Refunding Bond
             Resolution, Series B,
             6.900%, 7/01/24

-------------------------------------------------------------------------------
            Housing/Single Family -
             20.6%

      7,245 North Carolina Housing           7/09 at 100        AA    7,305,423
             Finance Agency, Home
             Ownership Revenue Bonds,
             1998 Trust Agreement,
             Series 5A, 5.625%,
             7/01/30 (Alternative
             Minimum Tax)

            North Carolina Housing
            Finance Agency, Single
            Family Revenue Bonds,
            Series Y, 1985 Resolution:
      1,750  6.300%, 9/01/15                 9/04 at 102        AA    1,810,498
      1,570  6.350%, 3/01/18                 9/04 at 102        AA    1,623,474

      3,270 North Carolina Housing           7/09 at 100        AA    3,414,109
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 6A, 1998 Trust
             Agreement, 6.200%,
             1/01/29

      1,650 North Carolina Housing           3/05 at 102        AA    1,728,573
             Finance Agency, Single
             Family Revenue Bonds,
             Series BB, 1985
             Resolution, 6.500%,
             9/01/26 (Alternative
             Minimum Tax)

      3,125 North Carolina Housing           3/05 at 102        AA    3,181,969
             Finance Agency, Single
             Family Revenue Bonds,
             Series DD, 1985
             Resolution, 6.200%,
             9/01/27 (Alternative
             Minimum Tax)

      4,270 North Carolina Housing           3/06 at 102        AA    4,359,030
             Finance Agency, Single
             Family Revenue Bonds,
             Series LL, 1985
             Resolution, 6.200%,
             3/01/26 (Alternative
             Minimum Tax)

      2,000 North Carolina Housing           7/10 at 100       AAA    1,974,380
             Finance Agency, Home
             Ownership Program Bonds,
             Series 10A, 1998 Trust
             Agreement, 5.400%,
             7/01/32 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing       3/07 at 101 1/2        AA    2,554,375
             Finance Agency, Single
             Family Revenue Bonds,
             Series RR, 1985
             Resolution, 5.850%,
             9/01/28 (Alternative
             Minimum Tax)

      1,635 North Carolina Housing           3/08 at 101        AA    1,622,754
             Finance Agency, Single
             Family Revenue Bonds,
             Series VV, 1985
             Resolution, 5.250%,
             3/01/17 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing           7/08 at 101        AA    2,462,175
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 2A, 1998 Trust
             Agreement, 5.250%,
             7/01/26 (Alternative
             Minimum Tax)

      4,370 North Carolina Housing           1/09 at 101        AA    4,214,428
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 3A, 1998 Trust
             Agreement, 5.200%,
             7/01/26 (Alternative
             Minimum Tax)

      3,965 North Carolina Housing           1/09 at 100        AA    3,931,099
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 4A, 1998 Trust
             Agreement, 5.300%,
             7/01/26 (Alternative
             Minimum Tax)

        375 Winston Salem, North         9/01 at 101 1/2        A1      381,255
             Carolina, Single Family
             Mortgage Revenue Bonds,
             Series 1990, 8.000%,
             9/01/07 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Industrial/Other - 0.7%

      1,400 Gaston County, North            11/01 at 103       N/R    1,447,964
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority, Industrial
             Development Revenue
             Bonds, Series 1985
             (ABB-Combustion
             Engineering Inc.),
             8.850%, 11/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             15.6%

        500 City of Asheville, North         2/02 at 102        A1      520,425
             Carolina, Certificates of
             Participation,
             Series 1992, 6.500%,
             2/01/08

      1,000 City of Charlotte, North         4/05 at 102       AAA    1,026,420
             Carolina, General
             Obligation Water and
             Sewer Bonds, Series 1995,
             5.400%, 4/01/20


--------------------------------------------------------------------------------
30

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $    1,830 City of Charlotte, North         4/05 at 102       AAA $  1,878,349
             Carolina, General
             Obligation Water and Sewer
             Bonds, Series 1995A,
             5.400%, 4/01/20

      3,000 City of Charlotte, North        12/10 at 101       AA+    3,056,310
             Carolina, Certificates of
             Participation, Series 2000B
             (Convention Facilities
             Project), 5.500%, 12/01/25

      1,975 City of Charlotte, North         6/10 at 101       AA+    2,010,728
             Carolina, Certificates of
             Participation, Series 2000D
             (Public Safety Facilities
             Project), 5.500%, 6/01/25

        600 City of Durham, North            6/05 at 102        AA      628,002
            Carolina, Certificates of
            Participation, Series 1995,
            5.800%, 6/01/15

            County of Harnett, North
            Carolina, Certificates of
            Participation, Series 1994
            (Harnett County Projects):
      1,000  6.200%, 12/01/06               12/04 at 102       AAA    1,090,490
      1,750  6.200%, 12/01/09               12/04 at 102       AAA    1,883,280
        500  6.400%, 12/01/14               12/04 at 102       AAA      546,075

            County of Pitt, North
            Carolina, Certificates of
            Participation, Series 1997A
            (Pitt County Public
            Facilities Project):
      1,250  5.550%, 4/01/12                 4/07 at 102       AAA    1,327,700
      1,000  5.850%, 4/01/17                 4/07 at 102       AAA    1,057,580

            Puerto Rico Highway and
            Transportation Authority,
            Highway Revenue Bonds,
            Series Y of 1996:
      2,000  5.500%, 7/01/36                 7/16 at 100       AAA    2,078,240
     10,000  5.500%, 7/01/36                 7/16 at 100         A   10,203,300

        555 Puerto Rico Infrastructure       7/01 at 100      BBB+      563,159
             Finance Authority, Special
             Tax Revenue Bonds,
             Series 1988A, 7.750%,
             7/01/08

            Town of Ramseur, North
            Carolina, General Obligation
            Water Refunding Bonds,
            Series 1997:
        120  5.750%, 6/01/18                 6/07 at 102       N/R      124,091
        125  5.750%, 6/01/19                 6/07 at 102       N/R      128,935
        125  5.750%, 6/01/20                 6/07 at 102       N/R      128,675
        130  5.750%, 6/01/21                 6/07 at 102       N/R      133,485
        105  5.750%, 6/01/22                 6/07 at 102       N/R      107,652

        715 County of Stokes, North          9/01 at 102       AAA      731,567
             Carolina, Certificates of
             Participation, Series 1991,
             7.000%, 3/01/06

      1,410 County of Union, North           4/03 at 102       AAA    1,495,996
             Carolina, Certificates of
             Participation, Series 1992,
             6.375%, 4/01/12

-------------------------------------------------------------------------------
            Transportation - 5.0%

      6,000 City of Charlotte, North         7/09 at 101       AAA    6,332,460
             Carolina, Airport Revenue
             Bonds, Series 1999B,
             6.000%, 7/01/28
             (Alternative Minimum Tax)

        710 Piedmont Triad Airport           7/09 at 101       AAA      751,507
             Authority, North Carolina,
             Airport Revenue Bonds,
             Series 1999B, 6.000%,
             7/01/21 (Alternative
             Minimum Tax)

      3,000 Raleigh-Durham Airport           5/11 at 101       Aaa    2,849,460
             Authority, Airport Revenue
             Bonds, Series 2001A,
             5.000%, 11/01/31

-------------------------------------------------------------------------------
            U.S. Guaranteed - 4.9%

        125 Asheville, North Carolina,      11/09 at 100    N/R***      156,963
             Housing Development
             Corporation, First Lien
             Revenue Bonds, Series 1980,
             10.500%, 5/01/11
             (Pre-refunded to 11/01/09)

      1,500 County of Buncombe, North       12/02 at 102     A+***    1,604,970
             Carolina, Certificates of
             Participation (1992
             Buncombe County Project),
             6.625%, 12/01/10
             (Pre-refunded to 12/01/02)

            Coastal Regional Solid Waste
            Management Authority, North
            Carolina, Solid Waste System
            Revenue Bonds, Series 1992:
      1,000  6.300%, 6/01/04                 6/02 at 102     A3***    1,053,200
             (Pre-refunded to 6/01/02)
      1,000  6.500%, 6/01/08 (Pre-           6/02 at 102     A3***    1,055,160
             refunded to 6/01/02)

      1,000 City of Durham, North           12/01 at 102    Aa3***    1,039,430
             Carolina, Certificates of
             Participation, Series 1991,
             6.750%, 12/01/11 (Pre-
             refunded to 12/01/01)

        995 North Carolina Eastern           1/02 at 100       AAA    1,159,991
             Municipal Power Agency,
             Power System Revenue Bonds,
             Refunding Series 1991A,
             6.500%, 1/01/18

         35 North Carolina Medical Care     No Opt. Call       AAA       39,756
             Commission, Hospital
             Revenue Bonds (Memorial
             Mission Hospital Project),
             Series A, 7.625%, 10/01/08

      1,000 North Carolina Medical Care      2/02 at 102   Baa3***    1,051,030
             Commission, Hospital
             Revenue Bonds (Annie Penn
             Memorial Hospital Project),
             Series 1991, 7.500%,
             8/15/21 (Pre-refunded to
             2/15/02)


--------------------------------------------------------------------------------
31

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund (continued) May 31, 2001

  Principal
     Amount                               Optional Call                 Market
      (000) Description                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

            North Carolina Medical Care
            Commission, Hospital
            Revenue Bonds (Halifax
            Memorial Hospital Project),
            Series 1992:
 $    1,275  6.750%, 8/15/14 (Pre-          8/02 at 102   Baa1*** $  1,354,841
             refunded to 8/15/02)
      1,000  6.750%, 8/15/24 (Pre-          8/02 at 102   Baa1***    1,062,620
             refunded to 8/15/02)

-------------------------------------------------------------------------------
            Utilities - 11.6%

      1,845 City of Fayetteville, North     3/05 at 102       AAA    1,863,524
             Carolina, Public Works
             Commission, Revenue Bonds,
             Series 1995A,
             5.250%, 3/01/16

      2,000 City of Greenville, North       9/04 at 102        A+    2,102,140
             Carolina, Greenville
             Utilities Commission,
             Combined Enterprise System
             Revenue Bonds, Series
             1994, 6.000%, 9/01/16

      5,300 North Carolina Eastern         No Opt. Call       AAA    5,857,560
             Municipal Power Agency,
             Power System Revenue
             Bonds, Refunding Series
             1993B, 6.000%, 1/01/18

      5,000 North Carolina Eastern          1/10 at 101       BBB    5,284,900
             Municipal Power Agency,
             Power System Revenue
             Bonds, Series 1999D,
             6.750%, 1/01/26

      1,000 North Carolina Municipal        1/03 at 100      BBB+    1,000,690
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1992,
             5.750%, 1/01/15

      5,665 North Carolina Municipal        1/10 at 101      BBB+    5,919,188
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1999B,
             6.500%, 1/01/20

        870 City of Shelby, North           5/05 at 102        A-      881,118
             Carolina, Combined
             Enterprise System Revenue
             Bonds, Series 1995A,
             5.500%, 5/01/17

-------------------------------------------------------------------------------
            Water and Sewer - 3.9%

      4,500 City of Charlotte, North        6/10 at 101       AAA    4,501,754
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2000, 5.250%,
             6/01/25

      2,000 City of Charlotte, North        6/11 at 101       AAA    1,969,519
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2001, 5.125%,
             6/01/26 (WI, settling
             6/07/01)

      1,000 County of Dare, North           6/08 at 102       AAA      917,559
             Carolina, Utilities System
             Revenue Bonds, Series
             1998A, 4.750%, 6/01/24

        257 Woodfin Treatment Facility,    No Opt. Call       N/R      258,594
             Inc., North Carolina,
             Proportionate Interest
             Certificates, 5.500%,
             12/01/03

-------------------------------------------------------------------------------
 $  203,847 Total Investments (cost                                199,325,779
             $193,279,558) - 101.1%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                       (2,226,819)
             Liabilities - (1.1)%
         ----------------------------------------------------------------------
            Net Assets - 100%                                     $197,098,960
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 10.8%

 $    3,000 The Industrial Development       7/03 at 103       AA- $  3,148,290
             Board of the City of
             Chattanooga, Tennessee,
             Pollution Control Revenue
             Bonds, Series 1982A (E.I.
             du Pont de Nemours &
             Company), 6.350%, 7/01/22

     12,000 The Industrial Development       5/04 at 102       AA-   12,684,240
             Board of County of
             Humphreys, Tennessee,
             Solid Waste Disposal
             Facility Bonds, Series
             1994 (E.I. du Pont de
             Nemours & Company
             Project), 6.700%, 5/01/24
             (Alternative Minimum Tax)

     10,000 The Industrial Development       9/01 at 102       BBB   10,209,200
             Board of the County of
             McMinn, Tennessee,
             Pollution Control
             Facilities Revenue Bonds
             (Construction Bonds),
             Series 1991 (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             7.625%, 3/01/16
             (Alternative Minimum Tax)

      4,950 The Industrial Development      12/02 at 102       BBB    5,116,271
             Board of the County of
             McMinn, Tennessee, Solid
             Waste Recycling
             Facilities Revenue Bonds,
             Series 1992 (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             7.400%, 12/01/22
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Cyclicals - 2.6%

      7,000 The Industrial Development       9/04 at 102         A    7,465,850
             Board of Maury County,
             Tennessee, Multi-Modal
             Interchangeable Rate
             Pollution Control
             Refunding Revenue Bonds
             (Saturn Corporation
             Project), Series 1994,
             6.500%, 9/01/24

-------------------------------------------------------------------------------
            Consumer Staples - 2.8%

      6,750 The Industrial Development       2/03 at 102        AA    6,900,323
             Board of Loudon County,
             Tennessee, Solid Waste
             Disposal Revenue Bonds
             (Kimberly-Clark
             Corporation Project),
             Series 1993, 6.200%,
             2/01/23 (Alternative
             Minimum Tax)

      1,245 The Industrial Development      10/05 at 102      Baa2    1,260,015
             Board of the City of
             South Fulton, Tennessee,
             Incorporated Industrial
             Development Revenue Bonds
             (Tyson Foods, Inc.
             Project), Series 1995,
             6.400%, 10/01/20
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.3%

      3,705 Tennessee State School       5/02 at 101 1/2       AAA    3,875,393
             Bond Authority, Higher
             Educational Facilities
             Bonds, 1992 Series A,
             6.250%, 5/01/22

-------------------------------------------------------------------------------
            Energy - 1.4%

      4,000 The Industrial Development       8/10 at 101      BBB-    4,050,920
             Board of the County of
             Maury, Tennessee, Solid
             Waste Disposal Revenue
             Bonds, Series 2000B
             (Occidental Petroleum
             Corporation Project),
             6.300%, 8/01/18
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 18.0%

      3,060 Blount County, Tennessee,        7/08 at 100      Baa1    2,488,239
             Hospital Revenue
             Improvement Bonds, Series
             1998B, 5.125%, 7/01/19

      4,000 The Health, Educational          6/08 at 101        A-    3,529,160
             and Housing Facilities
             Board of the City of
             Chattanooga, Tennessee,
             Hospital Improvement and
             Refunding Revenue Bonds,
             Series 1998 (Siskin
             Hospital for Physical
             Rehabilitation, Inc.
             Project), 5.250%, 6/01/28

      1,550 The Industrial Development      10/03 at 102        A-    1,593,152
             Board of the City of
             Cookeville, Tennessee,
             Hospital Refunding
             Revenue Bonds, Series
             1993 (Cookeville General
             Hospital Project),
             5.750%, 10/01/10

      7,350 City of Jackson,                 4/05 at 102       AAA    7,558,814
             Tennessee, Hospital
             Revenue Refunding and
             Improvement Bonds, Series
             1995 (Jackson-Madison
             County General Hospital
             Project), 5.625%, 4/01/15

      1,000 The Health, Educational         No Opt. Call       AAA    1,121,490
             and Housing Facilities
             Board of the County of
             Knox, Tennessee, Hospital
             Revenue Bonds, Series
             1993A (Fort Sanders
             Alliance Obligated
             Group), 6.250%, 1/01/13

     10,145 The Health, Educational          4/09 at 101      Baa1    9,406,748
             and Housing Facilities
             Board of the County of
             Knox, Tennessee, Revenue
             Bonds, Series 1999
             (University Health
             System, Inc), 5.625%,
             4/01/29

      2,395 The Health and Educational      11/01 at 102       AAA    2,476,550
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Tennessee,
             Hospital Revenue Bonds,
             Series 1991 (Adventist
             Health System -  Sunbelt,
             Inc.), 7.000%, 11/15/16

      4,000 The Health and Educational      11/10 at 101        A-    4,097,720
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Tennessee,
             Hospital Revenue Bonds
             (Adventist Health
             System - Sunbelt
             Obligated Group), 6.600%,
             11/15/30


--------------------------------------------------------------------------------
33

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    7,500 The Health, Educational and      1/08 at 101       BBB $  6,241,350
             Housing Facilities Board of
             Montgomery County,
             Tennessee, Hospital Revenue
             Bonds, Refunding and
             Improvement Series 1998
             (Clarksville Regional
             Health System),
             5.375%, 1/01/28

      4,000 The Health, Educational and      8/05 at 100       AAA    4,025,720
             Housing Facilities Board of
             Shelby County, Tennessee,
             Hospital Revenue Refunding
             Bonds, Series 1995
             (Methodist Health System
             Inc.), 5.250%, 8/01/15

      7,000 The Health, Educational and      7/09 at 102        AA    6,725,460
             Housing Facilities Board of
             Shelby County, Tennessee,
             Revenue Bonds,
             Series 1999 (St. Jude's
             Children's Research),
             5.375%, 7/01/29

      2,500 The Health, Educational and     11/04 at 102        A-    2,734,500
             Housing Facilities Board of
             Sumner County, Tennessee,
             Revenue Refunding Bonds,
             Series 1994 (Sumner
             Regional Health System
             Inc.), 7.500%, 11/01/14

-------------------------------------------------------------------------------
            Housing/Multifamily - 5.7%

      1,200 The Health, Educational and      7/03 at 102       Aaa    1,221,636
             Housing Facilities Board of
             the City of Chattanooga,
             Tennessee, Multifamily
             Mortgage Revenue Refunding
             Bonds (Windridge
             Apartments - FHA-Insured
             Mortgage), Series 1993A,
             5.950%, 7/01/14

            The Health, Educational and
            Housing Facilities Board of
            the City of Chattanooga,
            Tennessee, Housing Revenue
            Bonds (GNMA Collateralized -
             Rainbow Creek Apartments
            Project), Series 1999:
        500  6.125%, 11/20/19               11/09 at 102       AAA      518,965
             (Alternative Minimum Tax)
      3,955  6.375%, 11/20/39               11/09 at 102       AAA    4,116,680
             (Alternative Minimum Tax)

      3,500 The Industrial Development      10/06 at 102       AAA    3,614,800
             Board of the City of
             Franklin, Tennessee,
             Multifamily Housing Revenue
             Refunding Bonds (The
             Landings Apartments
             Project), Senior Series
             1996A, 6.000%, 10/01/26

            The Health and Educational
            Facilities Board of the
            Metropolitan Government of
            Nashville and Davidson
            County, Tennessee, Housing
            Mortgage Revenue Bonds
            (Herman Street), Series
            1992:
        250  7.000%, 6/01/17                 6/02 at 103       AAA      260,605
        495  7.250%, 6/01/32                 6/02 at 103       AAA      516,839

      3,485 The Health and Educational       3/10 at 102       Aaa    3,527,447
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee,
             Multifamily Housing Revenue
             Bonds (Berkshire Place),
             Series 2000, 6.125%,
             3/20/39 (Alternative
             Minimum Tax)

      2,720 The Industrial Development       1/10 at 102       Aaa    2,819,661
             Board of the Metropolitan
             Government of Nashville and
             Davidson County, Tennessee,
             Multifamily Housing Revenue
             Refunding Bonds (GNMA
             Collateralized - The Valley
             Forge Apartments Project),
             Series 2000A, 6.375%,
             1/20/31

-------------------------------------------------------------------------------
            Housing/Single Family -
              13.6%

        175 County of Hamilton,              9/01 at 101       AAA      177,298
             Tennessee, Single Family
             Mortgage Revenue Bonds
             (Home Purchase and
             Rehabilitation Program),
             Series 1990, 8.000%,
             9/01/23 (Alternative
             Minimum Tax)

      6,000 Tennessee Housing                7/06 at 102        AA    6,183,660
             Development Agency,
             Homeownership Program
             Bonds, Issue 4A, 6.375%,
             7/01/22 (Alternative
             Minimum Tax)

        990 Tennessee Housing                7/07 at 102        AA    1,021,175
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-3,
             5.850%, 7/01/17
             (Alternative Minimum Tax)

         65 Tennessee Housing                7/01 at 102        AA       66,342
             Development Agency,
             Homeownership Program
             Bonds, Issue U, 7.400%,
             7/01/16

      2,765 Tennessee Housing                7/01 at 102        AA    2,811,010
             Development Agency,
             Homeownership Program
             Bonds, Issue T, 7.375%,
             7/01/23 (Alternative
             Minimum Tax)

      2,080 Tennessee Housing                7/02 at 102        AA    2,147,829
             Development Agency,
             Homeownership Program
             Bonds, Issue WR, 6.800%,
             7/01/17

            Tennessee Housing
             Development Agency,
             Homeownership Program
             Bonds, Issue 1998-2:
      4,000  5.350%, 7/01/23                 1/09 at 101        AA    3,941,720
             (Alternative Minimum Tax)
      9,955  5.375%, 7/01/29                 1/09 at 101        AA    9,756,597
             (Alternative Minimum Tax)

      6,700 Tennessee Housing                1/09 at 101        AA    6,622,883
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-5B
             (Remarketing), 5.375%,
             7/01/23 (Alternative
             Minimum Tax)

      5,500 Tennessee Housing                1/09 at 101        AA    5,704,875
             Development Agency,
             Homeownership Program
             Bonds, Issue 1999-3,
             6.000%, 1/01/20
             (Alternative Minimum Tax)

        865 Tennessee Housing                7/04 at 102        AA      905,906
             Development Agency,
             Mortgage Finance Program
             Bonds, 1994 Series A,
             6.900%, 7/01/25
             (Alternative Minimum Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Long-Term Care - 2.2%

 $    2,800 The Health and Educational       2/08 at 102        AA $  2,749,152
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Multi-
             Modal Interchangeable Rate
             Health Facility Revenue
             Bonds (Richland Place, Inc.
             Project), Series 1993,
             5.500%, 5/01/23

      4,700 The Health and Educational       7/08 at 102       N/R    3,505,401
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Refunding Bonds (The
             Blakeford at Green Hills),
             Series 1998,
             5.650%, 7/01/24

-------------------------------------------------------------------------------
            Tax Obligation/General -
             3.5%

      1,000 Hamilton County, Tennessee,      2/05 at 102       Aa1    1,105,020
             General Obligation Bonds,
             Series 1995, 6.250%,
             2/01/20

      3,000 The Metropolitan Government      5/07 at 102        AA    2,927,160
             of Nashville and Davidson
             County, Tennessee, General
             Obligation Refunding Bonds,
             Series 1997, 5.125%,
             5/15/25

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, General
            Obligation Bonds, Residual
            Option Longs Series II-R53
            2001:
      2,350  10.020%, 10/15/17 (IF)         10/11 at 100       AA-    2,629,251
      2,480  9.260%, 10/15/18 (IF)          10/11 at 100       AA-    2,583,565

        750 Shelby County, Tennessee,        4/05 at 101       AA+      776,190
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             4.5%

      5,000 The Industrial Development      10/10 at 100       AAA    5,119,900
             Board of the City of
             Chattanooga, Tennessee,
             Chattanooga Lease Rental
             Revenue Bonds, Series 2000,
             5.625%, 10/01/30

      4,000 The Health and Educational       6/09 at 100       AAA    3,796,040
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Refunding and Improvement
             Bonds (Meharry Medical
             College Project), Series
             1996, 5.000%, 12/01/24

      4,000 The Sports Authority of the      7/06 at 101       AAA    4,113,280
             Metropolitan Government of
             Nashville and Davidson
             County, Public Improvement
             Revenue Bonds (Stadium
             Project), Series 1996,
             5.750%, 7/01/26

-------------------------------------------------------------------------------
            Transportation - 5.7%

            Memphis-Shelby County
             Airport Authority,
             Tennessee, Airport Revenue
             Bonds, Series 1999D:
      4,000  6.000%, 3/01/24                 3/10 at 101       AAA    4,215,360
             (Alternative Minimum Tax)
      1,640  6.125%, 3/01/25                 3/10 at 101       AAA    1,747,486
             (Alternative Minimum Tax)

      5,545 Memphis-Shelby County            9/01 at 103       BBB    5,748,335
             Airport Authority,
             Tennessee, Special
             Facilities Revenue Bonds,
             Series 1984 (Federal
             Express Corporation),
             7.875%, 9/01/09

      4,475 Memphis-Shelby County            9/02 at 102       BBB    4,648,272
             Airport Authority,
             Tennessee, Special
             Facilities Revenue
             Refunding Bonds, Series
             1992 (Federal Express
             Corporation), 6.750%,
             9/01/12

-------------------------------------------------------------------------------
            U.S. Guaranteed - 18.4%

      1,930 The Health, Educational and      9/01 at 102       AAA    1,986,375
             Housing Facility Board of
             the City of Chattanooga,
             Tennessee, Hospital Revenue
             Bonds, Series 1991A
             (Memorial Hospital
             Project), 6.600%, 9/01/12
             (Pre-refunded to 9/01/01)

            City of Clarksville,
            Tennessee, Hospital Revenue
            Refunding and Improvement
            Bonds, Series 1993
            (Clarksville Memorial
            Hospital Project):
      1,000  6.250%, 7/01/08 (Pre-           7/03 at 102   Baa1***    1,076,410
             refunded to 7/01/03)
      1,775  6.250%, 7/01/13 (Pre-           7/03 at 102   Baa1***    1,910,628
             refunded to 7/01/03)
      1,250  6.375%, 7/01/18 (Pre-           7/03 at 102   Baa1***    1,348,638
             refunded to 7/01/03)

      1,125 Eastside Utility District of    11/01 at 102      A***    1,165,883
             Hamilton County, Tennessee,
             Water System Revenue Bonds,
             Series 1992, 6.750%,
             11/01/11 (Pre-refunded to
             11/01/01)

      5,000 City of Johnson City,            5/06 at 100       AAA    5,643,300
             Tennessee, School Sales Tax
             Revenue and Unlimited Tax
             Bonds, Series 1994, 6.700%,
             5/01/21 (Pre-refunded to
             5/01/06)

            The Health and Educational
            Facilities Board of the City
            of Johnson City, Tennessee,
            Hospital Revenue Refunding
            and Improvement Bonds,
            Series 1991 (Johnson City
            Medical Center Hospital):
        440  6.750%, 7/01/16 (Pre-           7/09 at 100       AAA      452,364
             refunded to 7/01/09)
      1,650  6.750%, 7/01/16                 7/01 at 102       AAA    1,696,365


--------------------------------------------------------------------------------
35

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

            The Health and Educational
            Facilities Board of the City
            of Johnson City, Tennessee,
            Hospital Revenue Refunding
            and Improvement Bonds,
            Series 1998C (Johnson City
            Medical Center Hospital):
 $    2,825  5.125%, 7/01/25 (Pre-           7/23 at 100       AAA $  2,795,083
             refunded to 7/01/23)
      1,175  5.125%, 7/01/25                 1/09 at 101       AAA    1,162,557
      5,000  5.250%, 7/01/28                 1/09 at 101       AAA    4,966,550

     41,570 The Health and Educational      No Opt. Call       Aaa   11,073,001
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds (Subordinate Lien),
             Series 1988 (Volunteer
             Healthcare),
             0.000%, 6/01/21

      1,140 The Health and Educational      10/07 at 105    N/R***    1,466,439
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds, Series 1992A (Mur-Ci
             Homes Inc. Project),
             9.000%, 10/01/22
             (Pre-refunded to 10/01/07)

            The Airport Authority of the
             Metropolitan Nashville,
             Tennessee, Revenue Bonds,
             Series 1991C:
        145  6.625%, 7/01/07 (Pre-           7/01 at 102       AAA      148,338
             refunded to 7/01/01)
      4,385  6.600%, 7/01/15 (Pre-           7/01 at 102       AAA    4,485,943
             refunded to 7/01/01)

      2,500 The Public Building              2/04 at 110       AAA    2,996,600
             Authority of the City of
             Mt. Juliet, Tennessee,
             Revenue Bonds, Series B
             (Utility District Loan
             Program - Madison Suburban
             Utility District), 7.800%,
             2/01/19 (Pre-refunded to
             2/01/04)

        250 Shelby County, Tennessee,        4/05 at 101    AA+***      269,630
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14
             (Pre-refunded to 4/01/05)

      2,660 Tennessee State Local           10/02 at 102      A***    2,844,258
             Development Authority,
             Revenue Bonds (Community
             Provider Loan Program),
             7.000%, 10/01/21 (Pre-
             refunded to 10/01/02)

      2,300 The White House Utility          1/02 at 102       AAA    2,393,334
             District of Robertson and
             Sumner Counties, Tennessee,
             Water Revenue Refunding and
             Improvement Bonds, Series
             1992B, 6.375%, 1/01/22
             (Pre-refunded to 1/01/02)

            Wilson County, Tennessee,
            Certificates of
            Participation, Series 1994
            (Wilson County Educational
            Facilities Corporation):
      1,500  6.125%, 6/30/10 (Pre-           6/04 at 102     A2***    1,638,495
             refunded to 6/30/04)
      1,500  6.250%, 6/30/15 (Pre-           6/04 at 102     A2***    1,643,925
             refunded to 6/30/04)

-------------------------------------------------------------------------------
            Utilities - 5.0%

      1,520 City of Clarksville,            No Opt. Call       AAA      700,720
             Tennessee, Water, Sewer and
             Gas Revenue Refunding and
             Improvement Bonds,
             Series 1992, 0.000%,
             2/01/16

      2,700 City of Fayetteville,            4/08 at 101       N/R    2,753,244
             Tennessee, Broadband
             Telecommunications Network
             Revenue Bonds, Series 2000,
             6.500%, 4/01/20

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, Electric
            System Revenue Bonds, Series
            1996A:
      7,800  0.000%, 5/15/11                No Opt. Call       AAA    4,831,242
      8,500  0.000%, 5/15/12                No Opt. Call       AAA    4,937,650

        750 The Metropolitan Government     No Opt. Call       AAA      282,323
             of Nashville and Davidson
             County, Tennessee, Electric
             System Revenue Bonds, 1998
             Series A, 0.000%, 5/15/19

      1,000 The Middle Tennessee Utility    10/02 at 102       AAA    1,061,939
             District of Cannon,
             Cumberland, DeKalb, Putnam,
             Rhea, Rutherford, Smith,
             Warren, White and Wilson
             Counties, Tennessee, Gas
             System Revenue Bonds,
             Series 1992,
             6.250%, 10/01/12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer - 3.0%

 $    3,445 City of Knoxville,               4/07 at 101        AA $  3,373,825
             Tennessee, Waste Water
             System Refunding and
             Improvement Bonds, Series
             1998, 5.125%, 4/01/23

      3,000 Suburban Utility District of     2/08 at 100       AAA    2,925,899
             Madison, Tennessee, Water
             Revenue Refunding Bonds,
             Series 1995,
             5.000%, 2/01/19

      1,000 Milcrofton Utility District      2/06 at 102       N/R      910,759
             of Williamson County,
             Tennessee, Waterworks
             Revenue Refunding Bonds,
             Series 1996 (Junior Lien),
             6.000%, 2/01/24

      1,500 Water and Wastewater             3/08 at 102      Baa1    1,578,509
             Authority of Wilson County,
             Tennessee, Waterworks
             Revenue Refunding and
             Improvement Bonds, Series
             1993, 6.000%, 3/01/14

-------------------------------------------------------------------------------
 $  320,425 Total Investments (cost                                 284,829,971
             $280,072,313) - 98.5%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         4,368,739
             Liabilities - 1.5%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $289,198,710
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

                 Statement of Net Assets
                 May 31, 2001


                                                           Georgia    Louisiana
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value  $141,868,658 $124,135,866
Cash                                                            --      341,484
Receivables:
 Interest                                                2,850,147    2,224,623
 Investments sold                                        6,889,257       35,000
 Shares sold                                               134,426      218,893
Other assets                                                 1,892          905
-------------------------------------------------------------------------------
  Total assets                                         151,744,380  126,956,771
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                           6,147,183           --
Payables:
 Investments purchased                                   1,484,390      758,042
 Shares redeemed                                           113,741      157,512
Accrued expenses:
 Management fees                                            66,520       58,572
 12b-1 distribution and service fees                        42,792       43,576
 Other                                                      50,163       51,528
Dividends payable                                          225,450      167,126
-------------------------------------------------------------------------------
  Total liabilities                                      8,130,239    1,236,356
-------------------------------------------------------------------------------
Net assets                                            $143,614,141 $125,720,415
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $107,605,809 $ 84,423,619
Shares outstanding                                      10,094,715    7,635,707
Net asset value and redemption price per share        $      10.66 $      11.06
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering
 price)                                               $      11.13 $      11.54
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 15,391,762 $ 20,752,861
Shares outstanding                                       1,441,863    1,878,002
Net asset value, offering and redemption price per
 share                                                $      10.67 $      11.05
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 19,497,486 $ 19,887,497
Shares outstanding                                       1,832,152    1,800,812
Net asset value, offering and redemption price per
 share                                                $      10.64 $      11.04
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,119,084 $    656,438
Shares outstanding                                         105,274       59,342
Net asset value, offering and redemption price per
 share                                                $      10.63 $      11.06
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
38

                                                    North Carolina    Tennessee
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                                $199,325,779 $284,829,971
Cash                                                            --      494,761
Receivables:
 Interest                                                3,748,732    4,659,124
 Investments sold                                        1,795,933           --
 Shares sold                                               316,217      145,725
Other assets                                                 2,744       11,860
-------------------------------------------------------------------------------
  Total assets                                         205,189,405  290,141,441
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                           5,335,493           --
Payables:
 Investments purchased                                   1,963,484           --
 Shares redeemed                                           184,739      126,333
Accrued expenses:
 Management fees                                            90,828      132,619
 12b-1 distribution and service fees                        51,716       69,053
 Other                                                      67,974       93,486
Dividends payable                                          396,211      521,240
-------------------------------------------------------------------------------
  Total liabilities                                      8,090,445      942,731
-------------------------------------------------------------------------------
Net assets                                            $197,098,960 $289,198,710
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $160,577,790 $250,583,295
Shares outstanding                                      15,819,317   22,920,238
Net asset value and redemption price per share        $      10.15 $      10.93
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20% of
 offering price)                                      $      10.59 $      11.41
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 16,625,932 $ 14,861,394
Shares outstanding                                       1,635,621    1,357,946
Net asset value, offering and redemption price per
 share                                                $      10.16 $      10.94
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 18,237,645 $ 23,118,125
Shares outstanding                                       1,798,950    2,113,694
Net asset value, offering and redemption price per
 share                                                $      10.14 $      10.94
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,657,593 $    635,896
Shares outstanding                                         163,183       58,196
Net asset value, offering and redemption price per
 share                                                $      10.16 $      10.93
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
39

                 Statement of Operations
                 Year Ended May 31, 2001


                              Georgia    Louisiana  North Carolina   Tennessee
-------------------------------------------------------------------------------
Investment Income         $ 8,299,396  $ 7,167,471   $11,306,911   $17,622,161
-------------------------------------------------------------------------------
Expenses
Management fees               761,807      662,493     1,044,199     1,577,493
12b-1 service fees -
  Class A                     210,413      163,613       318,810       509,045
12b-1 distribution and
 service fees - Class B       129,595      174,153       132,098       128,401
12b-1 distribution and
 service fees - Class C       143,856      146,396       123,860       171,871
Shareholders' servicing
 agent fees and expenses       82,387       63,760       115,039       154,260
Custodian's fees and
 expenses                     145,447       51,795       210,050       172,559
Trustees' fees and
 expenses                       3,373        2,956         4,662         7,291
Professional fees              10,979       11,209        12,963        14,168
Shareholders' reports -
  printing and mailing
 expenses                      15,777       15,370        32,646        34,175
Federal and state
 registration fees              3,026        3,634         4,764         7,600
Other expenses                  8,954        8,616        10,914        14,609
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit       1,515,614    1,303,995     2,010,005     2,791,472
 Custodian fee credit          (4,904)      (9,886)      (26,811)      (82,986)
-------------------------------------------------------------------------------
Net expenses                1,510,710    1,294,109     1,983,194     2,708,486
-------------------------------------------------------------------------------
Net investment income       6,788,686    5,873,362     9,323,717    14,913,675
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                (226,959)    (406,889)      (63,959)    2,075,913
Net change in unrealized
 appreciation or
 depreciation of
 investments                8,772,153    9,002,539    12,644,964    13,817,960
-------------------------------------------------------------------------------
Net gain from
 investments                8,545,194    8,595,650    12,581,005    15,893,873
-------------------------------------------------------------------------------
Net increase in net
 assets from operations   $15,333,880  $14,469,012   $21,904,722   $30,807,548
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
40

                 Statement of Changes in Net Assets


                                   Georgia                    Louisiana
                          --------------------------  --------------------------
                                  Year          Year          Year          Year
                                 Ended         Ended         Ended         Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  6,788,686  $  7,236,527  $  5,873,362  $  6,361,766
Net realized gain (loss)
 from investment
 transactions                 (226,959)   (1,858,006)     (406,889)   (2,160,063)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 8,772,153   (12,307,519)    9,002,539   (11,522,122)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 15,333,880    (6,928,998)   14,469,012    (7,320,419)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (5,244,153)   (5,865,555)   (4,103,369)   (4,504,634)
 Class B                      (575,479)     (530,214)     (784,980)     (839,880)
 Class C                      (850,197)     (962,716)     (873,052)     (962,361)
 Class R                       (39,967)      (20,772)      (42,018)     (100,777)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --      (437,997)           --       (28,034)
 Class B                            --       (47,899)           --        (6,316)
 Class C                            --       (82,105)           --        (6,860)
 Class R                            --        (1,680)           --          (728)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (6,709,796)   (7,948,938)   (5,803,419)   (6,449,590)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  17,702,138    17,497,176    15,240,354    18,968,563
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,623,678     3,151,570     1,864,055     2,151,796
---------------------------------------------------------------------------------
                            20,325,816    20,648,746    17,104,409    21,120,359
Cost of shares redeemed    (22,176,364)  (33,781,868)  (14,872,887)  (34,376,053)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (1,850,548)  (13,133,122)    2,231,522   (13,255,694)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               6,773,536   (28,011,058)   10,897,115   (27,025,703)
Net assets at the
 beginning of year         136,840,605   164,851,663   114,823,300   141,849,003
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $143,614,141  $136,840,605  $125,720,415  $114,823,300
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    (62,350) $   (141,240) $     25,676  $    (44,267)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
41

                               North Carolina                 Tennessee
                          --------------------------  --------------------------
                                  Year          Year          Year          Year
                                 Ended         Ended         Ended         Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  9,323,717  $  9,741,169  $ 14,913,675  $ 15,051,981
Net realized gain (loss)
 from investment
 transactions                  (63,959)   (2,469,733)    2,075,913      (803,231)
Net change in unrealized
 appreciation or
 depreciation of
 investments                12,644,964   (15,748,868)   13,817,960   (26,425,394)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 21,904,722    (8,477,432)   30,807,548   (12,176,644)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (7,969,581)   (8,416,716)  (12,937,673)  (13,463,555)
 Class B                      (585,870)     (475,616)     (582,868)     (555,619)
 Class C                      (734,854)     (779,526)   (1,036,847)   (1,190,650)
 Class R                       (78,959)      (69,455)      (31,030)      (28,304)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --            --            --
 Class B                            --            --            --            --
 Class C                            --            --            --            --
 Class R                            --            --            --            --
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (9,369,264)   (9,741,313)  (14,588,418)  (15,238,128)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  21,695,146    22,428,233    19,965,686    31,814,973
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               4,656,058     4,811,012     6,078,721     6,596,626
---------------------------------------------------------------------------------
                            26,351,204    27,239,245    26,044,407    38,411,599
Cost of shares redeemed    (23,781,188)  (39,824,543)  (37,612,952)  (53,455,965)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          2,570,016   (12,585,298)  (11,568,545)  (15,044,366)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets              15,105,474   (30,804,043)    4,650,585   (42,459,138)
Net assets at the
 beginning of year         181,993,486   212,797,529   284,548,125   327,007,263
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $197,098,960  $181,993,486  $289,198,710  $284,548,125
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    (40,709) $      4,838  $    163,994  $   (161,263)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
42

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment com-pany registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), the Nuveen Louisiana Municipal Bond Fund ("Louisiana"), the Nuveen North Carolina Munici-pal Bond Fund ("North Carolina"), and the Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massa-chusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, Georgia, Louisiana and North Carolina had out-standing delayed delivery and/or when-issued purchase commitments of $1,484,390, $758,042 and $1,963,484, respectively. There were no such out-standing purchase commitments in Tennessee.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Dividends.

-------------------------------------------------------------------------------
43

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the fiscal year ended May 31, 2001, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate secu-rity. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Georgia, Loui-siana and North Carolina did not invest in any such securities during the fis-cal year ended May 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

-------------------------------------------------------------------------------
44

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Georgia
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    935,056  $  9,872,915     825,461  $  8,544,862
 Class B                    292,020     3,099,414     383,728     3,976,797
 Class C                    384,245     4,064,015     471,068     4,866,904
 Class R                     63,283       665,794      10,463       108,613
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    199,475     2,090,533     247,168     2,562,706
 Class B                     19,800       207,985      21,073       218,203
 Class C                     29,160       304,910      34,030       351,928
 Class R                      1,936        20,250       1,818        18,733
----------------------------------------------------------------------------
                          1,924,975    20,325,816   1,994,809    20,648,746
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,473,719)  (15,359,898) (2,266,825)  (23,297,228)
 Class B                   (113,976)   (1,193,734)   (247,793)   (2,544,506)
 Class C                   (536,180)   (5,616,732)   (765,079)   (7,891,329)
 Class R                       (563)       (6,000)     (4,837)      (48,805)
----------------------------------------------------------------------------
                         (2,124,438)  (22,176,364) (3,284,534)  (33,781,868)
----------------------------------------------------------------------------
Net increase (decrease)    (199,463) $ (1,850,548) (1,289,725) $(13,133,122)
----------------------------------------------------------------------------

                                            Louisiana
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    655,253  $  7,178,318     785,689  $  8,401,450
 Class B                    404,670     4,458,455     446,286     4,853,551
 Class C                    330,879     3,599,225     533,059     5,679,766
 Class R                        395         4,356       2,998        33,796
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    133,948     1,449,604     154,147     1,642,509
 Class B                     20,814       225,453      24,548       260,848
 Class C                     13,823       149,463      16,397       174,250
 Class R                      3,646        39,535       6,835        74,189
----------------------------------------------------------------------------
                          1,563,428    17,104,409   1,969,959    21,120,359
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (709,409)   (7,705,584) (2,101,264)  (22,256,744)
 Class B                   (221,906)   (2,405,797)   (455,632)   (4,781,672)
 Class C                   (403,155)   (4,357,942)   (569,275)   (5,975,857)
 Class R                    (37,438)     (403,564)   (132,474)   (1,361,780)
----------------------------------------------------------------------------
                         (1,371,908)  (14,872,887) (3,258,645)  (34,376,053)
----------------------------------------------------------------------------
Net increase (decrease)     191,520  $  2,231,522  (1,288,686) $(13,255,694)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
45

                                         North Carolina
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,186,924  $ 11,903,737   1,458,315  $ 14,186,851
 Class B                    483,338     4,867,381     389,060     3,813,690
 Class C                    453,192     4,584,313     409,263     4,079,009
 Class R                     33,848       339,715      35,454       348,683
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    391,711     3,909,108     420,281     4,109,465
 Class B                     27,929       279,648      23,669       231,544
 Class C                     41,042       408,905      42,432       414,235
 Class R                      5,848        58,397       5,710        55,768
----------------------------------------------------------------------------
                          2,623,832    26,351,204   2,784,184    27,239,245
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,887,970)  (18,867,341) (3,417,695)  (33,067,872)
 Class B                    (89,793)     (901,512)   (219,771)   (2,131,000)
 Class C                   (385,597)   (3,836,716)   (450,529)   (4,368,004)
 Class R                    (17,427)     (175,619)    (26,590)     (257,667)
----------------------------------------------------------------------------
                         (2,380,787)  (23,781,188) (4,114,585)  (39,824,543)
----------------------------------------------------------------------------
Net increase (decrease)     243,045  $  2,570,016  (1,330,401) $(12,585,298)
----------------------------------------------------------------------------

                                            Tennessee
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,344,310  $ 14,506,663   2,319,290  $ 24,668,758
 Class B                    265,963     2,906,013     330,315     3,544,572
 Class C                    230,481     2,508,973     327,343     3,527,563
 Class R                      4,022        44,037       7,089        74,080
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    506,366     5,452,115     551,779     5,886,318
 Class B                     26,351       284,060      26,020       277,252
 Class C                     30,122       324,315      38,758       413,470
 Class R                      1,694        18,231       1,836        19,586
----------------------------------------------------------------------------
                          2,409,309    26,044,407   3,602,430    38,411,599
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,938,022)  (31,716,382) (4,174,615)  (44,481,379)
 Class B                   (145,117)   (1,564,823)   (243,522)   (2,583,668)
 Class C                   (403,003)   (4,326,679)   (600,687)   (6,361,852)
 Class R                       (477)       (5,068)     (2,818)      (29,066)
----------------------------------------------------------------------------
                         (3,486,619)  (37,612,952) (5,021,642)  (53,455,965)
----------------------------------------------------------------------------
Net increase (decrease)  (1,077,310) $(11,568,545) (1,419,212) $(15,044,366)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
46

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0435       $.0450         $.0410       $.0460
 Class B                      .0370        .0385          .0345        .0390
 Class C                      .0385        .0400          .0360        .0410
 Class R                      .0450        .0470          .0425        .0475
------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended
May 31, 2001, were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $19,105,101  $21,794,692    $27,293,253  $35,801,056
 Short-term municipal
  securities                     --    5,860,000     17,710,000    5,000,000
Sales and maturities:
 Long-term municipal
  securities             21,713,863   22,130,900     23,074,365   46,119,572
 Short-term municipal
  securities                     --    5,860,000     17,710,000    5,000,000
------------------------------------------------------------------------------

At May 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
                       $137,411,192 $119,821,924   $193,586,388 $280,072,313
------------------------------------------------------------------------------

At May 31, 2001, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Georgia  Louisiana North Carolina Tennessee
----------------------------------------------------------------
Expiration year:
 2003             $       -- $       --     $       -- $549,832
 2004                     --         --             --       --
 2005                     --         --             --       --
 2006                     --         --             --       --
 2007                     --         --             --       --
 2008                689,075  1,112,952      1,052,642  406,519
 2009              1,395,890  1,235,446      1,303,991       --
----------------------------------------------------------------
Total             $2,084,965 $2,348,398     $2,356,633 $956,351
----------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at May 31, 2001, were as follows:

                       Georgia    Louisiana  North Carolina    Tennessee
-------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 6,639,928  $ 5,820,826     $ 7,220,126  $ 9,859,501
 depreciation       (2,182,462)  (1,506,884)     (1,480,735)  (5,101,843)
-------------------------------------------------------------------------
Net unrealized
 appreciation      $ 4,457,466  $ 4,313,942     $ 5,739,391  $ 4,757,658
-------------------------------------------------------------------------

-------------------------------------------------------------------------------
47

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                             Georgia Louisiana North Carolina Tennessee
-----------------------------------------------------------------------
Sales charges collected     $120,019   $91,042       $143,707  $176,830
Paid to authorized dealers   109,848    91,042        143,707   176,830
-----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with commission advances at the time of purchase as follows:

                      Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------
Commission advances  $178,695  $219,384       $247,655  $167,482
----------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2001, the Distributor retained such 12b-1 fees as follows:

                      Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------
12b-1 fees retained  $130,010  $163,572       $126,024  $118,096
----------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2001, as follows:

               Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------
CDSC retained  $39,876   $65,931        $35,583   $43,467
---------------------------------------------------------

7. Composition of Net Assets

At May 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                               Georgia     Louisiana  North Carolina     Tennessee
-----------------------------------------------------------------------------------
Capital paid-in           $141,303,990  $123,729,194    $193,756,910  $285,233,409
Undistributed (Over-
 distribution of) net
 investment income             (62,350)       25,676         (40,709)      163,994
Accumulated net realized
 gain (loss) from
 investment transactions    (2,084,965)   (2,568,157)     (2,663,462)     (956,351)
Net unrealized
 appreciation of
 investments                 4,457,466     4,533,702       6,046,221     4,757,658
-----------------------------------------------------------------------------------
Net assets                $143,614,141  $125,720,415    $197,098,960  $289,198,710
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
48

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations     Less Distributions
                       ------------------------  ---------------------
GEORGIA
                                      Net           From
                                Realized/         and in
                               Unrealized         Excess
             Beginning     Net    Invest-         of Net                Ending
                   Net Invest-       ment        Invest-                   Net
Year Ended       Asset    ment       Gain           ment Capital         Asset
May 31,          Value  Income     (Loss) Total   Income   Gains Total   Value
--------------------------------------------------------------------------------------------
Class A (3/86)
 2001         $10.01    $.53     $ .64    $1.17   $(.52)  $  --  $(.52) $10.66
 2000          11.02     .52      (.96)    (.44)   (.53)   (.04)  (.57)  10.01
 1999          11.19     .54      (.17)     .37    (.54)     --   (.54)  11.02
 1998          10.57     .56       .62     1.18    (.56)     --   (.56)  11.19
 1997          10.20     .57       .37      .94    (.57)     --   (.57)  10.57
Class B (2/97)
 2001          10.02     .45       .65     1.10    (.45)     --   (.45)  10.67
 2000          11.03     .44      (.96)    (.52)   (.45)   (.04)  (.49)  10.02
 1999          11.20     .46      (.17)     .29    (.46)     --   (.46)  11.03
 1998          10.57     .48       .63     1.11    (.48)     --   (.48)  11.20
 1997(d)       10.66     .14      (.11)     .03    (.12)     --   (.12)  10.57
Class C (1/94)
 2001           9.99     .47       .64     1.11    (.46)     --   (.46)  10.64
 2000          11.00     .46      (.96)    (.50)   (.47)   (.04)  (.51)   9.99
 1999          11.17     .48      (.17)     .31    (.48)     --   (.48)  11.00
 1998          10.55     .50       .62     1.12    (.50)     --   (.50)  11.17
 1997          10.18     .51       .37      .88    (.51)     --   (.51)  10.55
Class R (2/97)
 2001           9.98     .55       .64     1.19    (.54)     --   (.54)  10.63
 2000          10.99     .53      (.96)    (.43)   (.54)   (.04)  (.58)   9.98
 1999          11.15     .56      (.15)     .41    (.57)     --   (.57)  10.99
 1998          10.57     .58       .59     1.17    (.59)     --   (.59)  11.15
 1997(d)       10.65     .18      (.06)     .12    (.20)     --   (.20)  10.57
--------------------------------------------------------------------------------------------

Class (Inception Date)
                                             Ratios/Supplemental Data
                       ---------------------------------------------------------------------
                                 Before Credit/       After        After Credit/
                                 Reimbursement   Reimbursement(b) Reimbursement(c)
GEORGIA                         ---------------- ---------------- ----------------
                                           Ratio            Ratio            Ratio
                                          of Net           of Net           of Net
                                         Invest-          Invest-          Invest-
                                Ratio of    ment Ratio of    ment Ratio of    ment
                                Expenses  Income Expenses  Income Expenses  Income
                         Ending       to      to       to      to       to      to
                            Net  Average Average  Average Average  Average Average Portfolio
Year Ended       Total   Assets      Net     Net      Net     Net      Net     Net  Turnover
May 31,      Return(a)    (000)   Assets  Assets   Assets  Assets   Assets  Assets      Rate
--------------------------------------------------------------------------------------------
Class A (3/86)
 2001          11.90 % $107,606    .94%   5.04%     .94%   5.04%     .94%   5.04%      14%
 2000          (4.05)   104,434   1.06    4.99     1.06    4.99     1.05    4.99       15
 1999           3.34    128,138    .88    4.68      .74    4.82      .74    4.83       32
 1998          11.37    120,545    .87    4.88      .66    5.09      .66    5.09       25
 1997           9.39    111,518   1.02    5.20      .78    5.44      .78    5.44       39
Class B (2/97)
 2001          11.17     15,392   1.70    4.28     1.70    4.28     1.69    4.28       14
 2000          (4.79)    12,470   1.83    4.23     1.82    4.24     1.82    4.24       15
 1999           2.57     11,991   1.63    3.95     1.51    4.08     1.50    4.08       32
 1998          10.66      3,518   1.62    4.08     1.38    4.32     1.38    4.32       25
 1997(d)         .31        113   1.63*   4.49*    1.32*   4.80*    1.32*   4.80*      39
Class C (1/94)
 2001          11.29     19,497   1.49    4.49     1.49    4.49     1.49    4.49       14
 2000          (4.61)    19,532   1.61    4.44     1.60    4.44     1.60    4.44       15
 1999           2.80     24,358   1.43    4.14     1.30    4.27     1.29    4.28       32
 1998          10.79     18,770   1.42    4.33     1.21    4.54     1.21    4.54       25
 1997           8.80     11,803   1.56    4.63     1.32    4.87     1.32    4.87       39
Class R (2/97)
 2001          12.13      1,119    .76    5.22      .76    5.22      .75    5.22       14
 2000          (3.89)       405    .88    5.19      .88    5.19      .87    5.20       15
 1999           3.67        364    .68    4.89      .55    5.03      .54    5.03       32
 1998          11.23        245    .67    5.04      .45    5.26      .45    5.26       25
 1997(d)        1.11         22    .68*   5.41*     .38*   5.71*     .38*   5.71*      39
--------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
49

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations     Less Distributions
                          ------------------------  ---------------------
LOUISIANA
                                         Net           From
                                   Realized/         and in
                                  Unrealized         Excess
                Beginning     Net    Invest-         of Net                Ending
                      Net Invest-       ment        Invest-                   Net
Year Ended May      Asset    ment       Gain           ment Capital         Asset     Total
31,                 Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)
-------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                --------------------------------------------------------------------
                         Before Credit/       After        After Credit/
                         Reimbursement   Reimbursement(b) Reimbursement(c)
LOUISIANA               ---------------- ---------------- ----------------
                                   Ratio            Ratio            Ratio
                                  of Net           of Net           of Net
                                 Invest-          Invest-          Invest-
                        Ratio of    ment Ratio of    ment Ratio of    ment
                        Expenses  Income Expenses  Income Expenses  Income
                 Ending       to      to       to      to       to      to
                    Net  Average Average  Average Average  Average Average Portfolio
Year Ended May   Assets      Net     Net      Net     Net      Net     Net  Turnover
31,               (000)   Assets  Assets   Assets  Assets   Assets  Assets      Rate
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001            $10.27    $.55     $  .78   $1.33   $(.54)  $  --  $(.54) $11.06   13.20%
 2000             11.38     .55      (1.11)   (.56)   (.55)     --   (.55)  10.27   (4.82)
 1999             11.55     .57       (.13)    .44    (.57)   (.04)  (.61)  11.38    3.73
 1998             11.10     .59        .49    1.08    (.59)   (.04)  (.63)  11.55    9.88
 1997             10.71     .59        .39     .98    (.59)     --   (.59)  11.10    9.37
Class B (2/97)
 2001             10.27     .47        .78    1.25    (.47)     --   (.47)  11.05   12.29
 2000             11.37     .47      (1.10)   (.63)   (.47)     --   (.47)  10.27   (5.55)
 1999             11.55     .48       (.14)    .34    (.48)   (.04)  (.52)  11.37    2.98
 1998             11.09     .50        .50    1.00    (.50)   (.04)  (.54)  11.55    9.18
 1997(d)          11.10     .16         --     .16    (.17)     --   (.17)  11.09    1.44
Class C (2/94)
 2001             10.26     .49        .77    1.26    (.48)     --   (.48)  11.04   12.49
 2000             11.36     .49      (1.10)   (.61)   (.49)     --   (.49)  10.26   (5.36)
 1999             11.54     .50       (.13)    .37    (.51)   (.04)  (.55)  11.36    3.20
 1998             11.09     .52        .50    1.02    (.53)   (.04)  (.57)  11.54    9.32
 1997             10.70     .53        .39     .92    (.53)     --   (.53)  11.09    8.78
Class R (2/97)
 2001             10.27     .57        .79    1.36    (.57)     --   (.57)  11.06   13.42
 2000             11.38     .57      (1.11)   (.54)   (.57)     --   (.57)  10.27   (4.73)
 1999             11.55     .59       (.13)    .46    (.59)   (.04)  (.63)  11.38    4.03
 1998             11.09     .61        .50    1.11    (.61)   (.04)  (.65)  11.55   10.21
 1997(d)          11.17     .15       (.08)    .07    (.15)     --   (.15)  11.09     .67
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001           $84,424    .88%   5.07%     .88%   5.07%     .87%   5.08%      18%
 2000            77,603   1.00    5.13      .98    5.14      .97    5.15       29
 1999            99,176    .88    4.76      .75    4.89      .75    4.89       11
 1998            89,143    .88    5.00      .75    5.13      .75    5.13       15
 1997            76,030   1.03    5.14      .79    5.38      .79    5.38       25
Class B (2/97)
 2001            20,753   1.63    4.32     1.63    4.32     1.62    4.33       18
 2000            17,194   1.75    4.39     1.74    4.40     1.73    4.41       29
 1999            18,870   1.63    4.01     1.50    4.15     1.49    4.15       11
 1998             8,999   1.62    4.21     1.45    4.38     1.45    4.38       15
 1997(d)            917   1.65*   4.50*    1.46*   4.69*    1.46*   4.69*      25
Class C (2/94)
 2001            19,887   1.43    4.52     1.43    4.52     1.42    4.53       18
 2000            19,074   1.55    4.59     1.54    4.60     1.53    4.61       29
 1999            21,352   1.43    4.21     1.30    4.34     1.29    4.34       11
 1998            13,682   1.42    4.45     1.29    4.58     1.29    4.58       15
 1997             7,645   1.57    4.59     1.33    4.83     1.33    4.83       25
Class R (2/97)
 2001               656    .69    5.28      .69    5.28      .68    5.29       18
 2000               953    .75    5.31      .73    5.33      .72    5.34       29
 1999             2,451    .68    4.97      .55    5.10      .55    5.10       11
 1998                28    .67    5.17      .52    5.32      .52    5.32       15
 1997(d)             --    .08*   5.27*     .04*   5.31*     .04*   5.31*      25
-------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
50

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
NORTH CAROLINA
                                                    From
                                     Net          and in
                               Realized/          Excess
            Beginning     Net Unrealized          of Net                  Ending               Ending
                  Net Invest-    Invest-         Invest-                     Net                  Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total     Assets
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)      (000)
-----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001          $ 9.49    $.50      $ .66  $1.16    $(.50)    $ --  $(.50) $10.15     12.41 % $160,578
 2000           10.38     .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)   153,091
 1999           10.62     .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43    183,370
 1998           10.28     .53        .34    .87     (.53)      --   (.53)  10.62      8.69    186,340
 1997           10.05     .54        .23    .77     (.54)      --   (.54)  10.28      7.79    181,595
Class B (2/97)
 2001            9.51     .42        .66   1.08     (.43)      --   (.43)  10.16     11.46     16,626
 2000           10.39     .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)    11,541
 1999           10.62     .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73     10,609
 1998           10.28     .45        .35    .80     (.46)      --   (.46)  10.62      7.89      3,609
 1997(d)        10.33     .12       (.06)   .06     (.11)      --   (.11)  10.28       .64        271
Class C (10/93)
 2001            9.48     .44        .66   1.10     (.44)      --   (.44)  10.14     11.80     18,238
 2000           10.36     .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)    16,023
 1999           10.60     .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85     17,507
 1998           10.26     .47        .34    .81     (.47)      --   (.47)  10.60      8.09      8,291
 1997           10.03     .48        .23    .71     (.48)      --   (.48)  10.26      7.20      7,065
Class R (2/97)
 2001            9.50     .52        .66   1.18     (.52)      --   (.52)  10.16     12.60      1,658
 2000           10.38     .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)     1,338
 1999           10.62     .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61      1,312
 1998           10.28     .55        .34    .89     (.55)      --   (.55)  10.62      8.88        848
 1997(d)        10.27     .18        .01    .19     (.18)      --   (.18)  10.28      1.92        405
-----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(b)   Reimbursement(c)
NORTH CAROLINA---------------- ------------------ ------------------
                        Ratio              Ratio              Ratio
                           of                 of                 of
                          Net                Net                Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001            .95%    4.96%      .95%    4.96%      .94%    4.97%        12%
 2000           1.00     5.06      1.00     5.06       .99     5.07         23
 1999            .87     4.66       .74     4.79       .74     4.80         11
 1998            .86     5.06       .86     5.06       .86     5.06         29
 1997           1.00     5.24       .93     5.31       .93     5.31         23
Class B (2/97)
 2001           1.70     4.20      1.70     4.20      1.69     4.21         12
 2000           1.76     4.31      1.76     4.31      1.75     4.32         23
 1999           1.63     3.92      1.44     4.11      1.44     4.11         11
 1998           1.61     4.23      1.61     4.23      1.61     4.23         29
 1997(d)        1.62*    4.60*     1.62*    4.60*     1.62*    4.60*        23
Class C (10/93)
 2001           1.50     4.41      1.50     4.41      1.49     4.42         12
 2000           1.55     4.51      1.55     4.51      1.54     4.52         23
 1999           1.43     4.12      1.24     4.31      1.24     4.31         11
 1998           1.41     4.50      1.41     4.50      1.41     4.50         29
 1997           1.54     4.70      1.48     4.76      1.48     4.76         23
Class R (2/97)
 2001            .75     5.16       .75     5.16       .74     5.17         12
 2000            .81     5.26       .81     5.26       .80     5.27         23
 1999            .67     4.86       .53     5.01       .53     5.01         11
 1998            .66     5.24       .66     5.24       .66     5.24         29
 1997(d)         .66*    5.57*      .66*    5.57*      .66*    5.57*        23
-----------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
51

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations              Less Distributions
                            -------------------------------    ------------------------------
TENNESSEE
                                              Net                  From
                                        Realized/                and in
                                       Unrealized                Excess
                Beginning        Net      Invest-                of Net                          Ending
                      Net    Invest-         ment               Invest-                             Net
Year Ended          Asset       ment         Gain                  ment    Capital                Asset         Total
May 31,             Value     Income       (Loss)     Total      Income      Gains    Total       Value     Return(a)
---------------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001              $10.34       $.56       $ .58      $1.14       $(.55)       $--    $(.55)     $10.93         11.18 %
 2000               11.30        .54        (.95)      (.41)       (.55)        --     (.55)      10.34         (3.65)
 1999               11.46        .55        (.15)       .40        (.56)        --     (.56)      11.30          3.47
 1998               11.06        .58         .40        .98        (.58)        --     (.58)      11.46          9.01
 1997               10.83        .59         .23        .82        (.59)        --     (.59)      11.06          7.71
 Class B (2/97)
 2001               10.35        .48         .58       1.06        (.47)        --     (.47)      10.94         10.36
 2000               11.30        .46        (.94)      (.48)       (.47)        --     (.47)      10.35         (4.29)
 1999               11.46        .47        (.16)       .31        (.47)        --     (.47)      11.30          2.72
 1998               11.06        .49         .40        .89        (.49)        --     (.49)      11.46          8.21
 1997(d)            11.14        .14        (.09)       .05        (.13)        --     (.13)      11.06           .42
 Class C (10/93)
 2001               10.34        .50         .59       1.09        (.49)        --     (.49)      10.94         10.67
 2000               11.30        .48        (.95)      (.47)       (.49)        --     (.49)      10.34         (4.21)
 1999               11.45        .49        (.15)       .34        (.49)        --     (.49)      11.30          2.97
 1998               11.05        .52         .39        .91        (.51)        --     (.51)      11.45          8.39
 1997               10.82        .53         .23        .76        (.53)        --     (.53)      11.05          7.12
 Class R (2/97)
 2001               10.33        .58         .59       1.17        (.57)        --     (.57)      10.93         11.48
 2000               11.28        .56        (.94)      (.38)       (.57)        --     (.57)      10.33         (3.40)
 1999               11.44        .57        (.15)       .42        (.58)        --     (.58)      11.28          3.68
 1998               11.04        .60         .40       1.00        (.60)        --     (.60)      11.44          9.20
 1997(d)            11.09        .20        (.05)       .15        (.20)        --     (.20)      11.04          1.40
-----------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                         Ratios/Supplemental Data
                    ------------------------------------------------------------------------------------------------
                                    Before Credit/              After               After Credit/
                                    Reimbursement          Reimbursement(b)        Reimbursement(c)
TENNESSEE                       --------------------     --------------------    ---------------------
                                               Ratio                    Ratio                    Ratio
                                                  of                       of                       of
                                                 Net                      Net                      Net
                                             Invest-                  Invest-                  Invest-
                                Ratio of        ment     Ratio of        ment     Ratio of        ment
                                Expenses      Income     Expenses      Income     Expenses      Income
                      Ending         to          to           to          to           to          to
                         Net    Average     Average      Average     Average      Average     Average     Portfolio
Year Ended            Assets        Net         Net          Net         Net          Net         Net      Turnover
May 31,                (000)     Assets      Assets       Assets      Assets       Assets      Assets          Rate
--------------    --------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001               $250,583        .88%       5.17%         .88%       5.17%         .85%       5.19%           12%
 2000                248,148        .99        5.08          .99        5.08          .98        5.10            15
 1999                285,935        .84        4.81          .84        4.81          .84        4.81            16
 1998                278,232        .84        5.09          .82        5.11          .82        5.11            15
 1997                257,475        .97        5.23          .85        5.35          .85        5.35            23
 Class B (2/97)
 2001                 14,861       1.63        4.41         1.63        4.41         1.60        4.44            12
 2000                 12,527       1.75        4.33         1.75        4.33         1.73        4.35            15
 1999                 12,410       1.59        4.07         1.59        4.08         1.59        4.08            16
 1998                  5,775       1.59        4.30         1.58        4.31         1.58        4.31            15
 1997(d)                 537       1.60*       4.49*        1.37*       4.72*        1.37*       4.72*           23
 Class C (10/93)
 2001                 23,118       1.43        4.61         1.43        4.61         1.40        4.64            12
 2000                 23,327       1.54        4.53         1.54        4.53         1.52        4.55            15
 1999                 28,134       1.39        4.27         1.39        4.27         1.39        4.27            16
 1998                 20,673       1.39        4.53         1.37        4.55         1.37        4.55            15
 1997                 15,049       1.53        4.67         1.40        4.80         1.40        4.80            23
 Class R (2/97)
 2001                    636        .68        5.36          .68        5.36          .65        5.39            12
 2000                    547        .81        5.29          .81        5.29          .79        5.31            15
 1999                    529        .64        5.01          .64        5.01          .64        5.01            16
 1998                    534        .64        5.27          .62        5.29          .62        5.29            15
 1997(d)                 248        .66*       5.55*         .46*       5.75*         .46*       5.75*           23
-----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
52

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust III:

We have audited the accompanying statements of net assets of the Nuveen Geor-gia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund (collec-tively, the "Funds") (each a series of the Nuveen Multistate Trust III (a Mas-sachusetts business trust)), including the portfolios of investments, as of May 31, 2001, and the related statements of operations for the year then end-ed, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Funds for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then end-ed, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
53

                                     Notes

                                     Notes

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787





NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at
(800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

      Serving
Investors
         For Generations

--------------------------------------------------------------------------------

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.


Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


[NUVEEN INVESTMENTS LOGO APPEARS HERE]


Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

Item 23: Exhibits.


 a.1.      Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16611) and incorporated herein by reference thereto.
 a.2. Amendment to Declaration of Trust of Registrant dated Septem-ber 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment
           No. 5 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16611) and incorporated herein by reference thereto.
 a.3. Amended Establishment and Designation of Series of Shares of Beneficial Interest dated September 15, 2000. Filed as Exhibit
           a.3 to Post-Effective Amendment No. 5 to Registrant's Regis-tration Statement on Form N-1A (File No. 333-16611) and incor-porated herein by reference thereto.
 a.4. Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
 a.5. Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effec-tive Amendment No. 1 to Registrant's Registration Statement on
           Form N-1A (File No. 333-16611) and incorporated herein by ref-erence thereto.
   b. By-Laws of Registrant. Filed as Exhibit 2 to Registrant's Reg-istration Statement on Form N-1A (File No. 333-16611) and in-corporated herein by reference thereto.
 b.1.      Amendment to By-Laws. Filed as Exhibit b.1 to Post-Effective
           Amendment No. 4 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16611) and incorporated herein by reference thereto.
   c.      Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16611) and incorporated herein by reference thereto.
   d.      Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16611) and incorporated herein by reference thereto.
 d.1.      Amendment and Renewal of Investment Management Agreement dated
           June 1, 2000.
 d.2.      Renewal of Investment Management Agreement dated June 5, 2001.
   e.      Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective Amend-ment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16611) and incorporated herein by reference thereto.
 e.1.      Renewal of Distribution Agreement dated July 31, 2001.
   f.      Not applicable.
   g.      Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16611) and incorporated herein by reference thereto.
   h.      Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company. Filed as Exhibit h to Post-Effective
           Amendment No. 3 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16611) and incorporated by reference there-to.
   i.      Opinion of Morgan, Lewis, and Bockius LLP.
   j. Consent of Arthur Andersen LLP, Independent Public Accoun-tants.
   k.      Not applicable.

     l.    Not applicable.
     m.    Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of
           each Fund. Filed as Exhibit m to Post-Effective Amendment No.
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16611) and incorporated herein by reference thereto.
     o.    Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Ex-
           hibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16611) and incorporated herein by reference
           thereto.
 99(a).    Original Powers of Attorney for all of Registrant's trustees authorizing, among others, Gifford R. Zimmerman and Alan G.
           Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit 99(a) to Post-Effective Amendment No.
           5 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16611) and incorporated herein by reference thereto.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.
 99(c).    Code of Ethics and Reporting Requirements.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $66,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income

Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund and Nuveen Ohio Dividend Advantage Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice President and Chief Financial Officer of Nuveen Investments, The John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).


Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen

Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.


(b)


Name and
Principal
Business      Positions and Offices                          Positions and Offices
Address       with Underwriter                               with Registrant
------------------------------------------------------------------------------------------
Timothy R.    Chairman of the Board,                         Chairman of the Board
Schwertfeger  Chief Executive Officer                        and Trustee
333 West      and Director
Wacker Drive
Chicago, IL
60606

John P.       President                                      None
Amboian
333 West
Wacker Drive
Chicago, IL
60606

William       Executive Vice President                       None
Adams IV
333 West
Wacker Drive
Chicago, IL
60606

Alan          Senior Vice President and Secretary            Vice President and
Berkshire                                                    Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606

Robert K.     Vice President                                 None
Burke
333 West
Wacker Drive
Chicago, IL
60606

Peter H.      Vice President and Treasurer                   Vice President and Treasurer
D'Arrigo
333 West
Wacker Drive
Chicago, IL
60606

Stephen D.    Vice President                                 Vice President and Controller
Foy
333 West
Wacker Drive
Chicago, IL
60606

Anna R.       Vice President                                 Vice President
Kucinskis
333 West
Wacker Drive
Chicago, IL
60606

Robert B.     Vice President                                 None
Kuppenheimer
19900 MacAr-
thur Blvd.
Irvine, CA
92612

Larry W.      Vice President and                             Vice President and
Martin        Assistant Secretary                            Assistant Secretary
333 West
Wacker Drive
Chicago, IL
60606

Thomas C.     Vice President                                 None
Muntz
333 West
Wacker Drive
Chicago, IL
60606

Paul C. Wil-  Vice President                                 None
liams
333 West
Wacker Drive
Chicago, IL
60606

Allen J.      Group President                                None
Williamson
333 West
Wacker Drive
Chicago, IL
60606

Margaret E.   Senior Vice President and Corporate Controller None
Wilson
333 West
Wacker Drive
Chicago, IL
60606

                               Positions and                       Positions and
Name and Principal             Offices                             Offices
Business Address               with Underwriter                    with Registrant
-------------------------------------------------------------------------------------
Gifford R. Zimmerman           Vice President and                  Vice President and
333 West Wacker Drive          Assistant Secretary                 Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086 maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-16611 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 2001.


                                      NUVEEN MULTISTATE TRUST III

                                          /s/ Gifford R. Zimmerman
                                      ------------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and            September 28, 2001
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee


                                                     /s/ Gifford R. Zimmerman
                                                 By_____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                         September 28, 2001


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                   Sequentially
  Exhibit                                                            Numbered
  Number                          Exhibit                              Page
  -------                         -------                          ------------
     d.1   Amendment and Renewal of Investment Management Agree-
           ment dated June 1, 2000.
     d.2   Renewal of Investment Management Agreement dated June
           5, 2001.
     e.1   Renewal of Distribution Agreement dated July 31,
           2001.
     i.    Opinion of Morgan Lewis & Bockius LLP.
     j.    Consent of Arthur Andersen LLP, Independent Public
           Accountants.


 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.